            As filed with the U.S. Securities and Exchange Commission
                                on February 20, 2003


                        Securities Act File No. 33-47880
                    Investment Company Act File No. 811-6670

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                        Pre-Effective Amendment No._____                [ ]


                         Post-Effective Amendment No. 28                [X]


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                     OF 1940                            [X]


                                Amendment No. 29                        [X]


                        (Check appropriate box or boxes)

                     Credit Suisse Institutional Fund, Inc.
                 ----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


  466 Lexington Avenue
  New York, New York                                                  10017-3140
  ----------------------------------------------------------------------------
(Address of Principal Executive Offices)                              (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 875-3500


                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140
                     --------------------------------------
                     (Name and Address of Agent for Service)



                                    Copy to:
                            Dianne E. O'Donnell, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: February 28, 2003.


It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b)


         [X]      on February 28, 2003 pursuant to paragraph (b)


         [ ]      60 days after filing pursuant to paragraph (a)(1)

         [ ]      on [date] pursuant to paragraph (a)(1)


         [ ]      75 days after filing pursuant to paragraph (a)(2)


         [ ]      on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

             CREDIT SUISSE INSTITUTIONAL FUND
             Prospectus


             February 28, 2003


                        CREDIT SUISSE INSTITUTIONAL FUND, INC.

                        - LARGE CAP VALUE PORTFOLIO

                        - SMALL CAP GROWTH PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved these portfolios, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS................... ....................           4
   Goals and Principal Strategies.................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
   Year-by-Year Total Returns.....................           6
   Average Annual Total Returns...................           7
INVESTOR EXPENSES................ ................           9
   Fees and Portfolio Expenses....................           9
   Example........................................          10
THE PORTFOLIOS IN DETAIL............ .............          11
   The Management Firm............................          11
   Portfolio Information Key......................          11
LARGE CAP VALUE PORTFOLIO............ ............          13
SMALL CAP GROWTH PORTFOLIO........... ............          16
MORE ABOUT RISK................. .................          19
   Introduction...................................          19
   Types of Investment Risk.......................          19
   Certain Investment Practices...................          21
MEET THE MANAGERS................ ................          24
ABOUT YOUR ACCOUNT............... ................          25
   Share Valuation................................          25
   Account Statements.............................          25
   Distributions..................................          25
   Taxes..........................................          26
BUYING SHARES.................. ..................          27
SELLING SHARES................. ..................          30
OTHER POLICIES................. ..................          32
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES



----------------------------------------------------------------------------------------------------
PORTFOLIO/GOAL         PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
----------------------------------------------------------------------------------------------------
LARGE CAP VALUE        - Invests at least 80% of net assets, plus any      - Market risk
PORTFOLIO               borrowings for investment purposes, in equity
Total return           securities of U.S. companies with large market
                       capitalizations
                       - Analyzes such factors as price-to-earnings and
                         price-to-book ratios, using a value investment
                         style
----------------------------------------------------------------------------------------------------
SMALL CAP GROWTH       - Invests at least 80% of net assets, plus any      - Market risk
PORTFOLIO               borrowings for investment purposes, in equity      - Non-diversified Status
Capital growth         securities of small U.S. companies                  - Special-situation
                       - Using a growth investment style, may look for     companies
                         either developing or older companies in a growth  - Start-up and other
                         stage or companies providing products or          small companies
                         services with a high unit-volume growth rate
----------------------------------------------------------------------------------------------------


     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolios are discussed below. Before you invest, please make sure you understand the risks that apply to your portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

Both portfolios


   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS


Small Cap Growth Portfolio

   Compared to a diversified mutual fund, a non-diversified portfolio may invest a greater share of its assets in the securities of fewer companies. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a portfolio that is more broadly diversified.

SPECIAL-SITUATION COMPANIES

Small Cap Growth Portfolio

   "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES

Small Cap Growth Portfolio

   Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.


     INVESTOR PROFILE



   THESE PORTFOLIOS ARE DESIGNED FOR INVESTORS WHO:



 - have longer time horizons



 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns



 - are investing for total return or capital growth



 - want to diversify their portfolios with stock funds



 - are investing for long-term goals



   THEY MAY NOT BE APPROPRIATE IF YOU:



 - are investing for a shorter time horizon



 - are uncomfortable with an investment that will fluctuate in value



 - are looking for income



   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY


The bar chart below and the table on the next page provide an indication of the risks of investing in these portfolios. The bar chart shows you how each portfolio's performance has varied from year to year for up to 10 years. The table compares each portfolio's performance (before and after taxes) over time to that of a broad based securities market index and other indexes, if applicable. As with all mutual funds, past performance (before and after taxes) is not a prediction of the future.


                           YEAR-BY-YEAR TOTAL RETURNS
                     [YEAR-BY-YEAR TOTAL RETURNS BAR CHART]





  YEAR ENDED 12/31:     1996     1997     1998     1999     2000      2001      2002
LARGE CAP VALUE
  PORTFOLIO                              13.75%    3.08%    13.65%     1.01%   -17.76%
  Best quarter:
    16.79% (Q2 99)
  Worst quarter:
    -17.44% (Q3 02)
  Inception date:
    6/30/97
--------------------------------------------------------------------------------------
SMALL CAP GROWTH
  PORTFOLIO            33.10%   16.53%   -4.00%   71.80%   -15.72%   -16.94%   -33.16%
  Best quarter:
    54.00% (Q4 99)
  Worst quarter:
    -27.46% (Q1 01)
  Inception date:
    12/29/95
--------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


                                              ONE YEAR    FIVE YEARS    LIFE OF    INCEPTION
          PERIOD ENDED 12/31/01:                2002      1997-2002    PORTFOLIO      DATE
 LARGE CAP VALUE PORTFOLIO--RETURN BEFORE
 TAXES                                        -17.76%        2.05%       3.97%       6/30/97
 RETURN AFTER TAXES ON DISTRIBUTIONS          -18.04%       -3.63%      -1.39%
 RETURN AFTER TAXES ON DISTRIBUTIONS AND
 SALE OF FUND SHARES                          -10.90%        1.63%       3.16%
 S&P 500 INDEX(1)                             -22.10%       -0.58%       2.74%
 RUSSELL 1000 VALUE INDEX(2)                  -15.52%        1.16%       5.00%
 SMALL CAP GROWTH PORTFOLIO--RETURN BEFORE
 TAXES                                        -33.16%       -5.05%       2.60%      12/29/95
 RETURN AFTER TAXES ON DISTRIBUTIONS          -33.16%       -7.91%       0.39%
 RETURN AFTER TAXES ON DISTRIBUTIONS AND
 SALE OF FUND SHARES                          -20.36%       -3.75%       2.28%
 RUSSELL 2000 GROWTH INDEX(3)                 -30.26%       -6.59%    -1.76%(4)



(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.


(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.


(3) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

(4)  Performance since December 31, 1995.

                           UNDERSTANDING PERFORMANCE

- TOTAL RETURN tells you how much an investment in a portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.


- AFTER-TAX RETURNS are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ended October 31, 2002.



---------------------------------------------------------------------------------
                                                              LARGE       SMALL
                                                                CAP         CAP
                                                              VALUE      GROWTH
                                                            PORTFOLIO   PORTFOLIO
SHAREHOLDER FEES
(paid directly from your investment)
---------------------------------------------------------------------------------
Sales charge (load) on purchases                               NONE        NONE
---------------------------------------------------------------------------------
Deferred sales charge (load)                                   NONE        NONE
---------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                NONE        NONE
---------------------------------------------------------------------------------
Redemption fees                                                NONE        NONE
---------------------------------------------------------------------------------
Exchange fees                                                  NONE        NONE
---------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
---------------------------------------------------------------------------------
Management fee                                                0.75%       0.90%
---------------------------------------------------------------------------------
Distribution and service (12b-1) fee                           NONE        NONE
---------------------------------------------------------------------------------
Other expenses                                                0.63%       0.38%
---------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                    1.38%       1.28%
---------------------------------------------------------------------------------



* Actual fees and expenses for the fiscal year ended October 31, 2002 are shown below. Fee waiver and expense reimbursements or credits reduced some expenses during 2002 but may be discontinued at any time.



                                                             LARGE       SMALL
                                                              CAP         CAP
                 EXPENSES AFTER WAIVERS                      VALUE      GROWTH
                   AND REIMBURSEMENTS                      PORTFOLIO   PORTFOLIO

Management fee                                               0.12%       0.61%

Distribution and service (12b-1) fee                          NONE        NONE

Other expenses                                               0.63%       0.38%
                                                             -----       -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                      0.75%       0.99%

                                    EXAMPLE

This example may help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


------------------------------------------------------------------------------------------
                                            ONE        THREE         FIVE           TEN
                                           YEAR        YEARS        YEARS         YEARS
------------------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO                  $140         $437         $755        $1,657
------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO                 $130         $406         $702        $1,545
------------------------------------------------------------------------------------------

                            THE PORTFOLIOS IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolios

 - Responsible for managing each portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients



 - Credit Suisse Asset Management companies manage approximately $55.8 billion in the U.S. and $284.3 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     PORTFOLIO INFORMATION KEY


   Concise descriptions of each portfolio follow. Each description provides the following information:


GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."


RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."


PORTFOLIO MANAGEMENT


   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.



FINANCIAL HIGHLIGHTS


   A table showing the portfolio's audited financial performance for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

 - PORTFOLIO TURNOVER An indication of trading frequency. The portfolios may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in capital-gain distributions that could raise your income-tax liability.

   The Annual Report includes the auditors' report, along with the portfolio's financial statements. It is available free upon request.

                           LARGE CAP VALUE PORTFOLIO
     GOAL AND STRATEGIES


   The Large Cap Value Portfolio seeks total return. To pursue this goal, it invests primarily in equity securities of value companies.



   Under normal market conditions, this portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations, which are defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. As of December 31, 2002, the smallest market capitalization in the Russell 1000 Index was $120.15 million.



   Value companies are companies whose earnings power or asset value does not appear to be reflected in the current stock price. As a result, value companies look underpriced according to financial measurements of their intrinsic worth or business prospects. These measurements include price-to-earnings, price-to-book, price-to-cash flow and debt-to-equity ratios. The portfolio managers determine value based upon research and analysis, taking all relevant factors into account.



   The Board of Directors may change the portfolio's goal without shareholder approval. The portfolio's policy of investing at least 80% of its assets in equity securities of U.S. companies with large market capitalizations is non-fundamental, which means that it can be changed by the portfolio's Board of Directors on at least 60 days' notice to shareholders.


     PORTFOLIO INVESTMENTS


   The equity securities in which the portfolio invests include the following:


 - common and preferred stocks

 - securities convertible into common stocks

 - rights and warrants

   It may also invest in non-convertible debt securities such as bonds, debentures and notes.

   This portfolio may invest up to:

 - 20% of net assets in debt securities, including up to 10% of net assets in debt securities rated below investment grade

- 10% of net assets in debt securities rated from BB/Ba to C (junk bonds)

 - 15% of assets in real-estate investment trusts (REITs)

 - 20% of assets in foreign securities

   To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factor is:

 - market risk

   The value of your investment generally will fluctuate in response to stock-market movements. The amount of income you receive from the portfolio also will fluctuate.

   The portfolio's emphasis on large-company value stocks may reduce its volatility and downside risk. Of course, this is not guaranteed. Value stocks in theory are already underpriced, and large-company stocks tend to be less volatile than small-company stocks. However, a value stock may never reach what the manager believes is its full value, or may even go down in price. In the long run, the portfolio may produce more modest returns than riskier stock portfolios as a trade-off for this potentially lower risk.

   "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT


   The Credit Suisse Value Team is responsible for the day-to-day management of the portfolio.

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio financial statements is included in the Annual Report.



-------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                10/02         10/01            10/00            10/99             10/98
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $0.85        $11.01           $13.32           $11.53             $10.64
-------------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income                           0.01          0.01(1)          0.24             0.16               0.16
Net gain (loss) on investments (both
 realized and unrealized)                      (0.09)        (0.28)            0.31             1.76               0.86
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              (0.08)        (0.27)            0.55             1.92               1.02
-------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
Dividends from net investment income           (0.01)        (0.03)           (0.22)           (0.13)             (0.08)
Distributions from net realized gains             --         (9.86)           (2.64)              --              (0.05)
-------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions             (0.01)        (9.89)           (2.86)           (0.13)             (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $0.76         $0.85           $11.01           $13.32             $11.53
-------------------------------------------------------------------------------------------------------------------------
 Total return(2)                               (9.68)%       (4.34)%           5.59%           16.82%              9.76%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)     $32,099        $3,005           $3,112          $36,332            $58,910
Ratio of expenses to average net assets         0.75%         0.75%(3)         0.77%(3)         0.76%(3)           0.75%(3)
Ratio of net investment income to average
 net assets                                     0.85%         1.16%            1.28%            1.01%              1.27%
Decrease reflected in above operating
 expense ratios due to
 waivers/reimbursements                         0.63%         2.17%            1.36%            0.39%              0.44%
Portfolio turnover rate                           72%           45%             218%              79%                71%
-------------------------------------------------------------------------------------------------------------------------



(1) Per share information is calculated using the average share outstanding method.


(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.


(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .75% for each of the years ending October 31, 2001, 2000, 1999, and 1998, respectively.

                           SMALL CAP GROWTH PORTFOLIO

     GOAL AND STRATEGIES

   The Small Cap Growth Portfolio seeks capital growth. To pursue this goal, it invests in equity securities of small U.S. growth companies.


   Under normal market conditions, the portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2002, the Russell 2000 Index included companies with market capitalizations between $3.79 million and $1.77 billion.


   In seeking to identify growth companies-companies with attractive capital-growth potential-the portfolio's portfolio managers often look for:

 - companies still in the developmental stage

 - older companies that appear to be entering a new stage of growth

 - companies providing products or services with a high unit-volume growth rate


   The portfolio may also invest in emerging-growth companies-small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging-growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.



   Some companies may outgrow the definition of a small company after the portfolio has purchased their securities. These companies continue to be considered small for purposes of the portfolio's minimum 80% allocation to small-company equities. In addition, the portfolio may invest in companies of any size once the 80% policy is met. As a result, the portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index. The portfolio's policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies is non-fundamental, which means that it can be changed by the Board of Directors on at least 60 days' notice to shareholders.


     PORTFOLIO INVESTMENTS


   Equity holdings may consist of:


 - common and preferred stocks

 - securities convertible into common stocks

 - rights and warrants

   The portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in debt securities rated below investment grade.

   The portfolio may also invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - market risk

 - non-diversified status

 - special-situation companies

 - start-up and other small companies

   The value of your investment generally will fluctuate in response to stock-market movements. Investing in start-up and other small companies may expose the portfolio to increased market, liquidity and information risks. These risks are defined in "More About Risk."

   Small companies and emerging-growth companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not materialize.

   "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT


   Elizabeth B. Dater and Sammy Oh manage the portfolio. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio financial statements is included in the Annual Report.



--------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                           10/02                10/01               10/00              10/99             10/98
PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                     $8.13               $22.50             $17.89             $12.89            $15.89
--------------------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss                         (0.09)               (0.08)             (0.15)             (0.12)            (0.08)
Net gain (loss) on investments
 (both realized and unrealized)             (1.60)               (5.27)              5.98               5.12             (2.92)
--------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations           (1.69)               (5.35)              5.83               5.00             (3.00)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from net realized
 gains                                       0.00                (9.02)             (1.22)              0.00              0.00
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $6.44                $8.13             $22.50             $17.89            $12.89
--------------------------------------------------------------------------------------------------------------------------------
Total return(1)                            (20.79)%             (37.01)%            33.05%             38.79%           (18.88)%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
 omitted)                                 $47,778             $119,838           $274,009           $236,679          $194,164
Ratio of expenses to average net
 assets                                      0.99%                0.99%(2)           1.01%(2)           1.00%(2)          0.99%(2)
Ratio of net investment loss to
 average net assets                         (0.84)%              (0.68)%            (0.57)%            (0.68)%           (0.54)%
Decrease reflected in above
 operating expense ratio due to
 waivers/reimbursements                      0.29%                0.20%              0.16%              0.19%             0.18%
Portfolio turnover rate                        70%                  80%                88%               108%               73%
--------------------------------------------------------------------------------------------------------------------------------



(1) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.


(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998 respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .99% for each of the years ending October 31, 2001, 2000, 1999, and 1998, respectively.

                                MORE ABOUT RISK
     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of each portfolio's risk profile in "Key Points." The preceding discussions of each portfolio contain more detailed information. This section discusses other risks that may affect the portfolios.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolios may use. Some of these practices may have higher risks associated with them. However, each portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. A portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.


   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]    Permitted without limitation; does not indicate
       actual use
/20%/  Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET fund assets; does
       not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL fund assets; does
       not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted


                                                                LARGE CAP       SMALL CAP
                                                                  VALUE           GROWTH
                                                                PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                      LIMIT

--------------------------------------------------------------------------------------------


BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                         30%             30%

--------------------------------------------------------------------------------------------

EQUITY AND EQUITY-RELATED SECURITIES Common stocks and
other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events.
Liquidity, market, valuation risks.                                [X]             [X]

--------------------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of foreign issuers. May
include depository receipts. Currency, information,
liquidity, market, operational, political, valuation risks.        20%             10%

--------------------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable a portfolio to hedge against or speculate on
future changes in currency values, interest rates or stock
indexes. Futures obligate the portfolio (or give it the
right, in the case of options) to receive or make payment
at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)                             [ ]             [ ]

--------------------------------------------------------------------------------------------

INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's rating service, and unrated
securities of comparable quality. Credit, interest-rate,
market risks.                                                      20%             20%

--------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.             [ ]             [ ]

--------------------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
below the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated securities of
comparable quality. Commonly referred to as junk bonds.
Credit, information, interest-rate, liquidity, market,
valuation risks.                                                   10%              5%

--------------------------------------------------------------------------------------------

                                                                LARGE CAP       SMALL CAP
                                                                  VALUE           GROWTH
                                                                PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                      LIMIT

--------------------------------------------------------------------------------------------

OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period. A
portfolio may purchase or sell (write) both put and call
options for hedging or speculative purposes.(1)
Correlation, credit, hedged exposure, liquidity, market,
speculative exposure, valuation risks.(2)                          25%             25%

--------------------------------------------------------------------------------------------

PRIVATE-EQUITY PORTFOLIOS Private limited partnerships or
other investment funds that themselves invest in equity or
debt securities of:
-companies in the venture-capital or post-venture-capital
 stages of development
-companies engaged in special situations or changes in
 corporate control, including buyouts
Information, liquidity, market, valuation risks.                   [ ]             [ ]

--------------------------------------------------------------------------------------------

REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment
vehicles that invest primarily in income-producing real
estate or real-estate-related loans or interests. Credit,
interest-rate, market risks.                                       15%             [ ]

--------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market,
valuation risks.                                                  /15%/           /10%/

--------------------------------------------------------------------------------------------

SECURITIES LENDING Lending portfolio securities to
financial institutions; a portfolio receives cash, U.S.
government securities or bank letters of credit as
collateral. Credit, liquidity, market risks.                     33 1/3%         33 1/3%

--------------------------------------------------------------------------------------------

SHORT SALES "AGAINST THE BOX" A short sale where the
portfolio owns enough shares of the security involved to
cover the borrowed securities, if necessary. Liquidity,
market, speculative exposure risks.                                [ ]             [ ]

--------------------------------------------------------------------------------------------

                                                                LARGE CAP       SMALL CAP
                                                                  VALUE           GROWTH
                                                                PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                      LIMIT

--------------------------------------------------------------------------------------------

SPECIAL-SITUATION COMPANIES Companies experiencing unusual
developments affecting their market values. Special
situations may include acquisition, consolidation,
reorganization, recapitalization, merger, liquidation,
special distribution, tender or exchange offer, or
potentially favorable litigation. Securities of a
special-situation company could decline in value and hurt a
portfolio's performance if the anticipated benefits of the
special situation do not materialize. Information, market
risks.                                                             [ ]             [X]

--------------------------------------------------------------------------------------------

START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years.
Information, liquidity, market, valuation risks.                   [ ]             [X]

--------------------------------------------------------------------------------------------

TEMPORARY DEFENSIVE TACTICS Placing some or all of a
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with a portfolio's
principal investment strategies and might prevent a
portfolio from achieving its goal.                                 [ ]             [ ]

--------------------------------------------------------------------------------------------

WARRANTS Options issued by a company granting the holder
the right to buy certain securities, generally common
stock, at a specified price and usually for a limited time.
Liquidity, market, speculative exposure risks.                    /10%/           /10%/

--------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                        20%             20%

--------------------------------------------------------------------------------------------


(1)Each portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)Each portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS


The following individuals are responsible for the day-to-day portfolio management of the Small Cap Growth Portfolio:


ELIZABETH B. DATER, Managing Director, serves as the chief investment officer for post-venture capital and small-capitalization U.S. equity portfolios, and has been Co-Portfolio Manager of the Small Cap Growth Portfolio since July 2001. She came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus where she served as the director of research from 1984 through 1988. Ms. Dater, who joined Warburg Pincus in 1973, holds a B.A. in Fine Arts from Boston University.


SAMMY OH, Managing Director, has been Co-Portfolio Manager of the Small Cap Growth Portfolio since March 1999. He came to CSAM that year as a result of Credit Suisse's acquisition of Warburg Pincus. Prior to joining Warburg Pincus in 1997, Mr. Oh was vice president at Bessemer Trust from 1995 to 1997 and vice president at Fortstmann-Leff from 1993 to 1995. He received an A.B. in Economics and Cognitive Psychology from Stanford and an M.B.A. from Dartmouth College's Tuck School of Business.


           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing each portfolio's total assets, less its liabilities, by the number of shares outstanding in each portfolio.


   Each portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, the fair value of the securities and other assets is determined in good faith by or under the direction of Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless it is determined that using this method would not reflect an investment's fair value.


   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolios do not compute their prices. This could cause the value of a portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

     ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As an investor in a portfolio, you will receive distributions.


   Each portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolios typically distribute dividends and capital gains annually, usually in December. The portfolios may make additional distributions at other times if necessary for the portfolios to avoid a federal tax.

   Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.



   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolios.


     TAXES

   As with any investment, you should consider how your investment in a portfolio will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as a portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Distributions you receive from a portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from a portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources (including the portfolio's short-term capital gains) are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you may receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

TAXES ON TRANSACTIONS

   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Services Center to receive one by mail or fax.

   You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     BUYING AND SELLING SHARES

   The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the fund or your financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).

                           MINIMUM INITIAL INVESTMENT

 Large Cap Value Portfolio                                            $1,000,000

 Small Cap Growth Portfolio  $1,000,000

   There is no minimum subsequent investment. The minimum initial investment for any group of related persons is an aggregate $4,000,000.

INVEST BY PURCHASES IN KIND

   With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

 - Match the investment objectives and policies of the portfolio to be purchased

 - Be considered by the portfolio's adviser to be an appropriate portfolio investment

 - Be easily valued, liquid and not subject to restrictions on transfer

   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS


   You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolios may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.


   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolios. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolios, such as the minimum initial investment amounts, may be modified.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

----------------------------------------------------------------------------------------
OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
BY EXCHANGE
----------------------------------------------------------------------------------------
- Call our Institutional Services Center       - Call our Institutional Services Center
  to request an exchange from another          to request an exchange from another
  Credit Suisse Fund or portfolio. Be            Credit Suisse Fund or portfolio.
  sure to read the current Prospectus for
  the new fund or portfolio.                   - If you do not have telephone
                                               privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
----------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------
- Complete and sign the New Account            - Call our Institutional Services Center
  Application.                                 by 4 p.m. Eastern Time to inform us of
- Call our Institutional Services Center         the incoming wire. Please be sure to
  and fax the signed New Account                 specify the account registration,
  Application by 4 p.m. Eastern Time.            account number and the fund and
- Institutional Services will telephone          portfolio name on your wire advice.
  you with your account number. Please be
sure to specify the account registration,      - Wire the money for receipt that day.
account number and the fund and portfolio
name on your wire advice.
- Wire your initial investment for
receipt that day.
----------------------------------------------------------------------------------------

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 SELLING SHARES

----------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES             CAN BE USED FOR
BY MAIL
----------------------------------------------------------------------------------------
Write us a letter of instruction that          - Sales of any amount.
includes:
- your name(s) and signature(s)
- the fund and portfolio name and account
  number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Credit Suisse
Institutional Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Services Center (unless a
signature guarantee is required).
----------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------
- Call our Institutional Services Center       - Accounts with telephone privileges.
  to request an exchange into another          If you do not have telephone privileges,
Credit Suisse Fund or portfolio. Be sure       mail or fax a letter of instruction to
to read the current Prospectus for the         exchange shares.
new fund or portfolio.
----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------

Call our Institutional Services Center to      - Accounts with telephone privileges.
request a redemption. You can receive the
proceeds as:
- a check mailed to the address of record
- a wire to your bank
See "By Wire" for details.
----------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------
- Complete the "Wire Instructions" or          - Requests by phone or mail.
  "ACH on Demand" section of your New
Account Application.
- For federal-funds wires, proceeds will
  be wired on the next business day.
----------------------------------------------------------------------------------------

                                HOW TO REACH US

  INSTITUTIONAL SERVICES CENTER

  Toll free: 800-222-8977
  Fax: 646-354-5026

  MAIL:
  Credit Suisse Institutional Fund, Inc.

  P.O. Box 55030


  Boston, MA 02205-5030


  OVERNIGHT/COURIER SERVICE:
  Boston Financial Data Services, Inc.
  Attn: Credit Suisse Institutional Fund, Inc.
  66 Brooks Drive
  Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Fund, Inc.
  [Institutional Fund Portfolio Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]
     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED
     SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolios will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                                 OTHER POLICIES

     TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.


   Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by a portfolio if your investment check or Automated Clearing House transfer does not clear.


   If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.
     ACCOUNT CHANGES

   Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.
     SPECIAL SITUATIONS

   The Institutional Fund reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. For exchanges, your redemption will be priced at the next computed NAV. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the fund and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


 - charge a wire-redemption fee

 - make a "redemption in kind"- payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations


 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates


 - stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)





                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

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                                       33

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                                       34

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                                       35

                              FOR MORE INFORMATION


   More information about the portfolios is available free upon request, including the following:


     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolios, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.


   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:

   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030


   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBER:

Credit Suisse Institutional Fund, Inc.                                  811-6670


                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINU-1-0203

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

             CREDIT SUISSE INSTITUTIONAL FUND
             Prospectus


             February 28, 2003

                        CREDIT SUISSE INSTITUTIONAL FUND, INC.


                        - INTERNATIONAL FOCUS PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
   Year-by-Year Total Returns.....................           6
   Average Annual Total Returns...................           7
INVESTOR EXPENSES................ ................           8
   Fees and Portfolio Expenses....................           8
   Example........................................           9
THE PORTFOLIO IN DETAIL............. .............          10
   The Management Firm............................          10
   Portfolio Information Key......................          11
   Goal and Strategies............................          12
   Portfolio Investments..........................          12
   Risk Factors...................................          13
   Portfolio Management...........................          13
   Financial Highlights...........................          14
MORE ABOUT RISK................. .................          16
   Introduction...................................          16
   Types of Investment Risk.......................          16
   Certain Investment Practices...................          18
MEET THE MANAGERS................ ................          21
ABOUT YOUR ACCOUNT............... ................          23
   Share Valuation................................          23
   Account Statements.............................          23
   Distributions..................................          23
   Taxes..........................................          24
BUYING SHARES.................. ..................          25
SELLING SHARES................. ..................          27
OTHER POLICIES................. ..................          29
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES



----------------------------------------------------------------------------------------------------
GOAL                   PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
----------------------------------------------------------------------------------------------------
Long-term capital      - Invests at least 80% of its net assets, plus any  - Focus risk
appreciation            borrowings for investment purposes, in equity      - Foreign securities
                       securities from at least three foreign countries    - Market risk
                       - Diversifies its investments across countries,
                         including emerging markets
                       - Favors stocks with discounted valuations, using
                         a value-based, bottom-up investment approach
----------------------------------------------------------------------------------------------------




     A WORD ABOUT RISK



   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.



   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.



   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOCUS RISK



   The portfolio generally invests a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its investments than a portfolio that invests in a larger number of securities.

FOREIGN SECURITIES



   Since the portfolio invests in foreign securities, it carries additional risks that include:


 - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The portfolio may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

 - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

 - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK


   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.




     INVESTOR PROFILE



   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:



 - have longer time horizons



 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns



 - are investing for capital appreciation



 - want to diversify their portfolios internationally



   IT MAY NOT BE APPROPRIATE IF YOU:



 - are investing for a shorter time horizon



 - are uncomfortable with an investment that has a higher degree of volatility



 - want to limit your exposure to foreign securities



 - are looking for income



   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY


The bar chart below and the table on the next page provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance (before and after taxes) over time to that of a broad based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of the future.


                           YEAR-BY-YEAR TOTAL RETURNS
[INTERNATIONAL FOCUS PORTFOLIO BAR GRAPHIC]

1993                                                                             52.36
1994                                                                              0.86
1995                                                                              9.91
1996                                                                             11.23
1997                                                                             -2.57
1998                                                                              6.15
1999                                                                             57.69
2000                                                                            -24.34
2001                                                                            -19.91
2002                                                                            -17.66


Best quarter:    33.60% (Q4 99)
Worst Quarter:  -20.71% (Q3 02)
Inception date:   9/1/92

                          AVERAGE ANNUAL TOTAL RETURNS


                                 ONE YEAR    FIVE YEARS   TEN YEARS      LIFE OF     INCEPTION
    PERIOD ENDED 12/31/02:         2002      1997-2002    1992-2002     PORTFOLIO       DATE
 RETURN BEFORE TAXES             -17.66%       -3.54%      4.34%           4.23%       9/1/92
 RETURN AFTER TAXES ON
 DISTRIBUTIONS                   -17.72%       -5.69%      2.43%           2.36%
 RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF
 FUND SHARES                     -10.69%       -2.57%      3.46%           3.37%
 MSCI ALL COUNTRY WORLD FREE
 EXCLUDING US INDEX(2)           -14.67%       -2.66%      4.17%           3.51%(1)



(1)  Performance since August 31, 1992.


(2) The Morgan Stanley Capital International All Country World Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc.


                           UNDERSTANDING PERFORMANCE

- TOTAL RETURN tells you how much an investment in a portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smooths out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.


- AFTER-TAX RETURNS are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses figures are for the fiscal year ended October 31, 2002.



-----------------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
-----------------------------------------------------------------------------------
Sales charge (load) on purchases                                      NONE
-----------------------------------------------------------------------------------
Deferred sales charge (load)                                          NONE
-----------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                       NONE
-----------------------------------------------------------------------------------
Redemption fees                                                       NONE
-----------------------------------------------------------------------------------
Exchange fees                                                         NONE
-----------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from fund assets)
-----------------------------------------------------------------------------------
Management fee                                                        0.80%
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                  NONE
-----------------------------------------------------------------------------------
Other expenses                                                        0.54%
-----------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                            1.34%
-----------------------------------------------------------------------------------



* Actual fees and expenses for the fiscal year ended October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits reduced expenses for the portfolio during 2002 but may be discontinued at any time.



                  EXPENSES AFTER WAIVERS
                    AND REIMBURSEMENTS
Management fee                                                 0.41%
Distribution and service (12b-1) fee                            NONE
Other expenses                                                 0.54%
                                                                ----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                        0.95%

                                    EXAMPLE

This example may help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements and credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


  -------------------------------------------------------------------
   ONE YEAR        THREE YEARS      FIVE YEARS        TEN YEARS
  -------------------------------------------------------------------
        $136             $425             $734            $1,613
  -------------------------------------------------------------------

                            THE PORTFOLIO IN DETAIL


     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio


 - Responsible for managing the portfolio's assets according to its goal and strategies and supervising the activities of the sub-investment advisers for the portfolio



 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients



 - Credit Suisse Asset Management companies manage approximately $55.8 billion in the U.S. and $284.3 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


CREDIT SUISSE ASSET MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC3A 7JJ
United Kingdom



 - Sub-investment adviser for the portfolio



 - Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies



 - Also a member of Credit Suisse Asset Management



   For easier reading, CSAM's U.K. affiliate will be referred to as "CSAM U.K." throughout this Prospectus.



CREDIT SUISSE ASSET MANAGEMENT LIMITED
Shiroyama JT Mori Bldg. 3-1
Toranomon 4-Chome
Minato-Ku
Tokyo 105-6026
Japan



 - Sub-investment adviser for the portfolio



 - Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies



 - Also a member of Credit Suisse Asset Management

CREDIT SUISSE ASSET MANAGEMENT LIMITED
Level 32 Gateway
1 Macquarie Place
Sydney 2001
Australia



 - Sub-investment adviser for the portfolio



 - Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies



 - Also a member of Credit Suisse Asset Management



     PORTFOLIO INFORMATION KEY


   A concise description of the portfolio follows. The description provides the following information:

GOAL AND STRATEGIES


   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS



   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT



   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS


   A table showing the portfolio's audited financial performance for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

 - PORTFOLIO TURNOVER An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in capital-gain distributions that could raise your income-tax liability.

   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request.

     GOAL AND STRATEGIES


   The portfolio seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of approximately 40 to 60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets.


   Major foreign markets currently consist of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. These countries are currently, or proposed to be, represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE(R)) Index.

   The "top fifteen" (largest company holdings) in the portfolio may account for 40% or more of the portfolio's assets.

   Under normal market conditions, the portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries.

   The portfolio is not an index fund and will not seek to match the performance or weightings of the EAFE Index.


   The portfolio intends to diversify its investments across a number of different countries. However, at times the portfolio may invest a significant part of its assets in a single country. The portfolio may invest up to 15% of its assets in emerging markets.


   In choosing equity securities, the portfolio's portfolio managers use a bottom-up investment approach that begins with an analysis of individual companies. The managers look for companies of any size whose stocks appear to be discounted relative to earnings, assets or projected growth. The portfolio managers determine value based upon research and analysis, taking all relevant factors into account.


     PORTFOLIO INVESTMENTS

   Equity holdings may consist of:

 - common stocks

 - warrants

 - securities convertible into or exchangeable for common stocks

   The portfolio may invest up to 20% of its net assets in debt securities, including up to 5% of net assets in debt securities rated below investment grade.

   To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - focus risk

 - foreign securities

 - market risk

   Because the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be subject to greater volatility than a portfolio that invests in a larger number of securities.

   The value of your investment generally will fluctuate in response to stock-market movements. Because the portfolio invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

   To the extent that it focuses on a single country or region, the portfolio may take on increased volatility or may not perform as well as a more geographically diversified equity fund. "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.


     PORTFOLIO MANAGEMENT


   Todd D. Jacobson, Vincent J. McBride and Nancy Nierman manage the portfolio. Anne S. Budlong, Harry M. Jaffe, Greg Norton-Kidd and Todor Petrov assist them. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.



-----------------------------------------------------------------------------------------------------
PERIOD ENDED:                             10/02       10/01       10/00       10/99         10/98
PER SHARE DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $8.13      $17.61      $18.85      $14.41         $16.51
-----------------------------------------------------------------------------------------------------
Investment operations:
Net investment income                        0.07(1)     0.09        0.22(1)     0.20(1)        0.21
Net gain (loss) on investments and
 foreign currency related items (both
 realized and unrealized)                   (1.01)      (3.18)      (0.46)       4.38          (0.91)
-----------------------------------------------------------------------------------------------------
 Total from investment operations           (0.94)      (3.09)      (0.24)       4.58          (0.70)
-----------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
Dividends from net investment income           --       (0.21)      (0.78)      (0.14)         (0.18)
Distributions from net realized gains          --       (6.18)      (0.22)       0.00          (1.22)
-----------------------------------------------------------------------------------------------------
 Total dividends and distributions             --       (6.39)      (1.00)      (0.14)         (1.40)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period              $7.19       $8.13      $17.61      $18.85         $14.41
-----------------------------------------------------------------------------------------------------
Total return(2)                            (11.56)%    (26.56)%     (1.98)%     32.02%         (4.11)%
-----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of year
 (000s omitted)                           $44,565     $95,622    $356,004    $551,830     $1,019,242
Ratio of expenses to average net
 assets                                      0.95%       0.95%(3)     0.97%(3)     0.96%(3)        0.95%(3)
Ratio of net investment income to
 average net assets                          0.87%       0.61%       0.74%       1.23%          1.21%
Decrease reflected in above operating
 expense ratios due to waivers/
 reimbursement                               0.39%       0.23%       0.19%       0.17%          0.13%
Portfolio turnover rate                       161%        134%        111%        120%           114%
-----------------------------------------------------------------------------------------------------



(1) Per share information is calculated using the average share outstanding method.


(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.


(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The net operating expense ratio after these arrangements was .95% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                       This page intentionally left blank

                       MORE ABOUT RISK
     INTRODUCTION

   The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussions of the portfolio contain more detailed information. This section discusses other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these practices may have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.


     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.


   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]    Permitted without limitation; does not indicate
       actual use
20%    Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET portfolio assets;
       does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL portfolio assets;
       does not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted


-----------------------------------------------------------------------
 INVESTMENT PRACTICE                                             LIMIT
-----------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                        30%
-----------------------------------------------------------------------
COUNTRY/REGION FOCUS Investing a significant portion of
portfolio assets in a single country or region. Market
swings in the targeted country or region will be likely to
have a greater effect on portfolio performance than they
would in a more geographically diversified equity portfolio.
Currency, market, political risks.                                [X]
-----------------------------------------------------------------------
CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage portfolio exposure to
currency risk or to enhance total return. Options, futures
or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and
future date. Swaps involve the right or obligation to
receive or make payments based on two different currency
rates. Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation
risks.(1)                                                         [X]
-----------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject a
portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the portfolio to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                                  15%
-----------------------------------------------------------------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.                                          [X]
-----------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May
include depository receipts. Currency, information,
liquidity, market, operational, political, valuation risks.       [X]
-----------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable the portfolio to hedge against or speculate on
future changes in currency values, interest rates or stock
indexes. Futures obligate the portfolio (or give it the
right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)                            [ ]
-----------------------------------------------------------------------


-----------------------------------------------------------------------
 INVESTMENT PRACTICE                                             LIMIT
-----------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's rating service, and unrated
securities of comparable quality. Credit, interest-rate,
market risks.                                                     20%
-----------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), and other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.            [ ]
-----------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and
convertible securities rated below the fourth-highest grade
(BBB/Baa) by Standard & Poor's or Moody's rating service,
and unrated securities of comparable quality. Commonly
referred to as junk bonds. Credit, information,
interest-rate, liquidity, market, valuation risks.                5%
-----------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call), a
particular security, currency or an index of securities at a fixed price within a certain time period. The portfolio may
purchase or sell (write) both put and call options for
hedging or speculative purposes.(1) Correlation, credit,
hedged exposure, liquidity, market, speculative exposure,
valuation risks.                                                  25%
-----------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operational,
political, valuation risks.                                       [-]
-----------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment
vehicles that invest primarily in income producing
real-estate-related loans or interests. Credit,
interest-rate, market risks.                                      [ ]
-----------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                            10%
-----------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the portfolio receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                        33 1/3%
-----------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale when the
portfolio owns enough shares of the security involved to
cover the borrowed securities, if necessary. Liquidity,
market, speculative exposure risks.                               [ ]
-----------------------------------------------------------------------


-----------------------------------------------------------------------
 INVESTMENT PRACTICE                                             LIMIT
-----------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                               [X]
-----------------------------------------------------------------------
SWAPS A contract between the portfolio and another party in
which the parties agree to exchange streams of payments
based on certain benchmarks. For example, the portfolio may
use swaps to gain access to the performance of a benchmark
asset (such as an index or one or more stocks) where the
fund's direct investment is restricted. Credit, currency,
interest-rate, liquidity, market, political, speculative
exposure, valuation risks.                                        [ ]
-----------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with the portfolio's principal investment strategies and might prevent a
portfolio from achieving its goal.                                [ ]
-----------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                               10%
-----------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                       20%
-----------------------------------------------------------------------

(1)The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2)The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS


The following individuals are responsible for the day-to-day management of the portfolio:



TODD D. JACOBSON, CFA, Director, has been Co-Portfolio Manager of the portfolio since August 2002. He came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus). Prior to joining Warburg Pincus in 1997, Mr. Jacobson was an analyst with Brown Brothers Harriman from 1993 to 1997. He holds a B.A. in Economics from the State University of New York at Binghamton and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.



VINCENT J. MCBRIDE, Managing Director, has been Co-Portfolio Manager of the portfolio since April 1998. He came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus). Prior to joining Warburg Pincus in 1994, Mr. McBride was an international equity analyst at Smith Barney, an international equity analyst at General Electric Investments, a portfolio manager/analyst at United Jersey Bank, and a portfolio manager at First Fidelity Bank. He holds a B.S. in Economics from the University of Delaware and an M.B.A. in Finance from Rutgers University.



NANCY NIERMAN, Director, has been Co-Portfolio Manager of the portfolio since October 2000. She joined Warburg Pincus in 1996 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, she was a vice president at Fiduciary Trust Company International from 1992 to 1996. Ms. Nierman holds a B.B.A. in International Business from Baruch College, City University of New York.



ANNE S. BUDLONG, Director, has been Associate Portfolio Manager of the portfolio since August 2002. Ms. Budlong joined CSAM in 2000 from Baring Asset Management in London, where, during 1999 she was an Assistant Director and co-managed a European small-capitalization equity retail fund and institutional portfolio. From 1991 to 1999, she worked as an analyst focusing on large- and mid-cap European equities at Clay Finlay in London and New York and, prior to that, as a financial analyst at Oppenheimer & Co. Ms. Budlong holds a B.A. from Williams College with a double major in economics and Asian studies.



HARRY M. JAFFE, Vice President, has been Associate Portfolio Manager of the portfolio since August 2002. Mr. Jaffe joined Warburg Pincus in 1998 and came to CSAM in 1999 when it acquired Warburg Pincus. Previously, he was an associate in portfolio management at Scudder Kemper Investments from 1996 to 1998, an accountant at Continuum Health Partners from 1995 to 1996 and, prior to that, an assistant broker at Shearson Lehman. Mr. Jaffe holds a B.A. in economics from the

American University and studied international economics at Cambridge University's Institute for Economic and Political Studies. He is a member of the Society of Quantitative Analysts.



GREG NORTON-KIDD, Director, has been assistant Portfolio Manager of the portfolio since August 2002. He joined CSAM in 1999 from the Flemings group, where he was a senior Japanese equity salesman in London, Tokyo and New York from 1990 to 1999. Mr. Norton-Kidd holds an M.A. in Natural Sciences from Cambridge University.



TODOR PETROV, Vice President, has been assistant Portfolio Manager of the portfolio since August 2002. He joined CSAM in 1999 after graduating in May of that year with an M.B.A. in finance from the University of Maryland. In 1997, Mr. Petrov received a B.A. in applied economics and business administration from the American University in Bulgaria.


           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT


     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the portfolio's total assets, less its liabilities, by the number of shares outstanding in the portfolio.


   The portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, the fair value of the securities and other assets is determined in good faith by or under the direction of the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless it is determined that using this method would not reflect an investment's fair value.


   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its prices. This could cause the value of the portfolio's investments to be affected by trading on days when you cannot buy or sell shares.


     ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.


     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio typically distributes dividends and capital gains annually, usually in December. The portfolios may make additional distributions at other times if necessary for the portfolios to avoid a federal tax.

   Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.



   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.



     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources (including the portfolio's short-term capital gains) are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you may receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

TAXES ON TRANSACTIONS

   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 BUYING SHARES


     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Services Center to receive one by mail or fax.

   You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.


     BUYING AND SELLING SHARES

   The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the fund or your financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


Minimum Initial Investment                                            $3,000,000



Minimum Subsequent Investment  $50,000



   The minimum initial investment for any group of related persons is an aggregate of $4,000,000. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums.

INVEST BY PURCHASES IN KIND


   With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

 - Match the investment objectives and policies of the portfolio to be purchased

 - Be considered by the portfolio's adviser to be an appropriate portfolio investment

 - Be easily valued, liquid and not subject to restrictions on transfer

   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

   You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolio may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolio. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolio, such as the minimum initial investment amounts, may be modified.


     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

----------------------------------------------------------------------------------------
OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
BY EXCHANGE
----------------------------------------------------------------------------------------
- Call our Institutional Services Center       - Call our Institutional Services Center
  to request an exchange from another          to request an exchange from another
  Credit Suisse Fund or portfolio. Be            Credit Suisse Fund or portfolio.
  sure to read the current Prospectus for
  the new fund or portfolio.                   - If you do not have telephone
                                               privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
----------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------
- Complete and sign the New Account            - Call our Institutional Services Center
  Application.                                 by 4 p.m. Eastern Time to inform us of
                                                 the incoming wire. Please be sure to
- Call our Institutional Services Center         specify the account registration,
  and fax the signed New Account                 account number and the fund and
  Application by 4 p.m. Eastern Time.            portfolio name on your wire advice.
- Institutional Services will telephone        - Wire the money for receipt that day.
  you with your account number. Please be
  sure to specify the account
  registration, account number and the
  fund and portfolio name on your wire
  advice.
- Wire your initial investment for
receipt that day.
----------------------------------------------------------------------------------------

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 SELLING SHARES

----------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES             CAN BE USED FOR
BY MAIL
----------------------------------------------------------------------------------------
Write us a letter of instruction that          - Sales of any amount.
includes:
- your name(s) and signature(s)
- the fund and portfolio name and account
  number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares
in Writing").
Mail the materials to Credit Suisse
Institutional Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Services Center (unless a
signature guarantee is required).
----------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------
- Call our Institutional Services Center       - Accounts with telephone privileges.
  to request an exchange into another          If you do not have telephone privileges,
Credit Suisse Fund or portfolio. Be sure       mail or fax a letter of instruction to
to read the current Prospectus for the         exchange shares.
new fund or portfolio.
----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------

Call our Institutional Services Center to      - Accounts with telephone privileges.
request a redemption. You can receive the
proceeds as:
- a check mailed to the address of record
- a wire to your bank
See "By Wire" for details.
----------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------
- Complete the "Wire Instructions" or          - Requests by phone or mail.
  "ACH on Demand" section of your New
Account Application.
- For federal-funds wires, proceeds will
  be wired on the next business day.
----------------------------------------------------------------------------------------

                                HOW TO REACH US

  INSTITUTIONAL SERVICES CENTER

  Toll free: 800-222-8977
  Fax: 646-354-5026

  MAIL:
  Credit Suisse Institutional Fund, Inc.

  P.O. Box 55030


  Boston, MA 02205-5030


  OVERNIGHT/COURIER SERVICE:
  Boston Financial Data Services, Inc.
  Attn: Credit Suisse Institutional Fund, Inc.
  66 Brooks Drive
  Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Fund, Inc.
  [Institutional Fund Portfolio Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.


     RECENTLY PURCHASED
     SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase.

At any time during this period, you may exchange into another portfolio.

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 OTHER POLICIES


     TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.


   Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the Portfolio if your investment check or Automated Clearing House transfer does not clear.


   If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.


     ACCOUNT CHANGES

   Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.


     SPECIAL SITUATIONS

   The Institutional Fund reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. For exchanges, your redemption will be priced at the next computed NAV. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the fund and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


 - charge a wire-redemption fee

 - make a "redemption in kind"- payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations


 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates



 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION


   More information about the portfolio is available free upon request, including the following:



     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.


     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.


   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBER:

Credit Suisse Institutional Fund, Inc.                                  811-6670


                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.CreditSuisseFunds.com



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINI-1-0203

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

             CREDIT SUISSE INSTITUTIONAL FUND
             Prospectus


             February 28, 2003

                        CREDIT SUISSE INSTITUTIONAL FUND, INC.


                        - INVESTMENT GRADE FIXED INCOME PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                       This page intentionally left blank

                                    CONTENTS

KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5

PERFORMANCE SUMMARY............... ...............           6

INVESTOR EXPENSES................ ................           7
   Fees and Portfolio Expenses....................           7
   Example........................................           8

THE PORTFOLIO IN DETAIL............. .............           9
   The Management Firm............................           9
   Portfolio Information Key......................           9
   Goals and Strategies...........................          10
   Portfolio Investments..........................          10
   Risk Factors...................................          11
   Portfolio Management...........................          11
   Financial Highlights...........................          12

MORE ABOUT RISK................. .................          13
   Introduction...................................          13
   Types of Investment Risk.......................          13
   Certain Investment Practices...................          15

MEET THE MANAGERS................ ................          18

ABOUT YOUR ACCOUNT............... ................          19
   Share Valuation................................          19
   Account Statements.............................          19
   Distributions..................................          19
   Taxes..........................................          20

BUYING SHARES.................. ..................          21

SELLING SHARES................. ..................          23

OTHER POLICIES................. ..................          25

FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES



---------------------------------------------------------------------------------------------------------------------------------
GOAL                       PRINCIPAL STRATEGIES                                               PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------------------------------------------------------

Total return               - Invests at least 80% of its net assets, plus any borrowings for  Risk factors:
                             investment purposes, in investment grade fixed-income            - Credit Risk
                             securities (average credit rating of A)                          - Foreign Securities
                           - Uses sector rotation and security selection as primary sources   - Interest Rate Risk
                             of performance                                                   - Market risk
---------------------------------------------------------------------------------------------------------------------------------






     A WORD ABOUT RISK



   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.


   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

FOREIGN SECURITIES


   Since the portfolio invests in foreign securities, it carries additional risks that include:


 - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. The portfolio may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

 - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

 - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK


   Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK


   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.


   Bonds and other fixed-income securities generally involve less market risk than stocks. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.


     INVESTOR PROFILE



   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:



 - are seeking total return



 - are looking for higher potential returns than money-market funds and are willing to accept more risk and volatility than money market funds



 - want to diversify their portfolios with fixed-income funds



   IT MAY NOT BE APPROPRIATE IF YOU:



 - are investing for maximum return over a long time horizon



 - require stability of your principal



   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY



The portfolio did not have a full calendar year of performance at the time this Prospectus was printed.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal period ended October 31, 2002.



------------------------------------------------------------------------
------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------------------------------------------
Sales charge (load) on purchases                                 NONE
------------------------------------------------------------------------
Deferred sales charge (load)                                     NONE
------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                  NONE
------------------------------------------------------------------------
Redemption fees                                                  NONE
------------------------------------------------------------------------
Exchange fees                                                    NONE
------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (deducted from portfolio assets)
------------------------------------------------------------------------
Management fee                                                   .30%
------------------------------------------------------------------------
Distribution and service (12b-1) fee                             NONE
------------------------------------------------------------------------
Other expenses                                                  1.15%
------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      1.45%
------------------------------------------------------------------------



(*) Actual fees and expenses for the period ended October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits may be discontinued at any time.



                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                  0.00%
Distribution and service
   (12b-1) fee                                                   NONE
Other expenses                                                  0.40%
                                                                -----
NET ANNUAL PORTFOLIO OPERATING
 EXPENSES                                                       0.40%

                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


-----------------------------------------------------------------------------------------------
       ONE YEAR               THREE YEARS             FIVE YEARS               TEN YEARS
         $148                    $459                    $792                   $1,735
-----------------------------------------------------------------------------------------------

                            THE PORTFOLIOS IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management companies manage approximately $55.8 billion in the U.S. and $284.3 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     PORTFOLIO INFORMATION KEY


   Concise descriptions of the portfolio follow. Each description provides the following information:


GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."


RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."


PORTFOLIO MANAGEMENT

   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

     GOAL AND STRATEGIES


   The Investment Grade Fixed Income Portfolio seeks total return. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities.


   In choosing investments for the portfolio, the portfolio managers:

 - seek to maintain an average dollar-weighted credit rating of the portfolio of A or better, although the overall rating may vary

 - use sector rotation and security selection as primary sources of performance

 - generally invest in securities represented in the Lehman Brothers Aggregate Bond Index (the "Index"), or securities that have similar credit characteristics to those of the Index

   The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition. The portfolio managers also may sell securities for a variety of other reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

   Investment grade securities are securities rated BBB or better by Standard & Poor's Ratings Services (or similarly rated by another major rating agency), or unrated securities determined by CSAM to be of equivalent quality, at the time of purchase.

   In the event that a security held by the portfolio is downgraded below investment grade, the portfolio managers will take this into consideration in deciding whether to continue to hold the security, but are not required to dispose of the security.


   The portfolio's policy of investing at least 80% of its net assets in investment grade fixed-income securities is non-fundamental, which means that it can be changed by the Board of Directors on at least 60 days' notice to shareholders.


     PORTFOLIO INVESTMENTS

   The portfolio invests primarily in fixed income securities, which include:

 - corporate bonds, debentures and notes

 - government securities

 - mortgage-backed securities

 - repurchase agreements involving portfolio securities

 - convertible debt securities

 - preferred stocks

 - municipal securities

   The portfolio may invest:

 - without limit in U.S. dollar-denominated foreign securities

 - up to 10% of assets in non-dollar-denominated foreign securities

   To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - credit risk


 - foreign securities


 - interest rate risk

 - market risk

   You should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the portfolio.

   To the extent that it invests in certain securities, the portfolio may be affected by additional risks:

 - mortgage-backed securities: extension and prepayment risks

 - foreign securities: currency, information and political risks

 - equity securities (including convertible debt securities and preferred stocks): information, market and other risks

   These risks are defined in "More About Risk." That section also details certain other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT


   Jo Ann Corkran, Leland Crabbe and Suzanne E. Moran manage the portfolio. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.



PERIOD ENDED:                                                 10/02(1,2)
PER-SHARE DATA
-------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.00
-------------------------------------------------------------------------------
Investment operations:
Net investment income                                              0.17
Net gain on investments (both realized and unrealized)             0.24
-------------------------------------------------------------------------------
  Total from investment operations                                 0.41
-------------------------------------------------------------------------------
Less dividends
Distributions from investment income                              (0.17)
-------------------------------------------------------------------------------
Net asset value, end of period                                   $10.24
-------------------------------------------------------------------------------
Total return(3)                                                    4.15%
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                        $16,562
Ratio of expenses to average net assets(4)                         0.40%
Ratio of net investment income to average net assets(4)            3.27%
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements(4)                                         1.05%
Portfolio turnover rate                                             172%



(1) For the period May 1, 2002 (inception date) through October 31, 2002.



(2) As required effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.



(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return is not annualized.



(4) Annualized.

                                MORE ABOUT RISK

     INTRODUCTION

   The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussions of the portfolio contain more detailed information. This section includes a discussion of other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these practices may have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.


   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., 20%) represents an investment limitation as a percentage of
       NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of
       TOTAL fund assets; does not indicate actual use
[ ]    Permitted, but not expected to be used to a significant extent
--     Not permitted


 INVESTMENT PRACTICE                                            LIMIT

BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                       30%
-----------------------------------------------------------------------
CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to
currency risk or to enhance total return. Options, futures
or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and
future date. Swaps involve the right or obligation to
receive or make payments based on two different currency
rates.(1) Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation
risks.(2)                                                        [ ]
-----------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject a
portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the portfolio to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                                 [ ]
-----------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May
include depository receipts. Currency, information,
liquidity, market, political, operational, valuation risks.      [ ]
-----------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable the portfolio to hedge against or speculate on
future changes in currency values, interest rates,
securities or stock indexes. Futures obligate the portfolio
(or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure,
interest-rate, market, speculative exposure risks.(2)           /20%/
-----------------------------------------------------------------------


 INVESTMENT PRACTICE                                            LIMIT

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), and other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.           [X]
-----------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal-securities
holders. Credit, interest-rate, market, regulatory risks.        [X]
-----------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
below the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated securities of
comparable quality. Commonly referred to as junk bonds.
Credit, information, interest-rate, liquidity, market,
valuation risks.                                                 [ ]
-----------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period.
The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative
exposure risks.                                                  [ ]
-----------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment
vehicles that invest primarily in income-producing real
estate or real-estate-related loans or interests. Credit,
interest-rate, market risks.                                     [X]
-----------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                          /15%/
-----------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; a fund receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                       33 1/3%
-----------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                              [X]
-----------------------------------------------------------------------


 INVESTMENT PRACTICE                                            LIMIT

STRUCTURED INSTRUMENTS Swaps, structured securities and
other instruments that allow the portfolio to gain access to the performance of a benchmark asset (such as an index or
selected stocks) that may be more attractive or accessible
than the portfolio's direct investment. Credit, currency,
information, interest-rate, liquidity, market, political,
speculative exposure, valuation risks.                           [X]
-----------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with a fund's
principal investment strategies and might prevent the
portfolio from achieving its goal.                               [ ]
-----------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                             /10%/
-----------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                      [X]
-----------------------------------------------------------------------
ZERO-COUPON BONDS Debt securities that pay no cash income to holders until maturity and are issued at a discount from
maturity value. At maturity, the entire return comes from
the difference between purchase price and maturity value.
Interest-rate, market risks.                                     [X]
-----------------------------------------------------------------------

(1) The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS
The following individuals are responsible for the day-to-day management of the portfolio:


JO ANN CORKRAN, Managing Director, has been Co-Portfolio Manager of the portfolio since portfolio inception and a member of the fixed-income team since 1997. She joined CSAM in 1997 from Morgan Stanley, where she headed the mortgage and asset-backed research group. Previously, she worked in the insurance group within fixed income research at First Boston and as a pension analyst at Buck Consultants. Ms. Corkran holds a B.A. in Mathematics from New York University and has qualified as a Fellow of the Society of Actuaries.



LELAND CRABBE, Director, is global head of emerging market debt and has been Co-Portfolio Manager of the portfolio since portfolio inception. He has been a fixed income team member since rejoining CSAM in 1999 from Cigna Investments. Mr. Crabbe first came to CSAM in 1998 from Merrill Lynch, where he had been corporate bond strategist since 1984. Mr. Crabbe holds a B.A. in Economics from California State University at Fullerton and a Ph.D. in Economics from the University of California at Los Angeles.



SUZANNE E. MORAN, Director, has been Co-Portfolio Manager of the portfolio since portfolio inception. She joined CSAM in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management. She joined CS First Boston Investment Management in 1991. Ms. Moran holds a B.A. in Finance from the University of Maryland.


           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the portfolio's total assets, less its liabilities, by the number of shares outstanding in the portfolio.


   The portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, the fair value of the securities and other assets is determined in good faith by or under the direction of the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless it is determined that using this method would not reflect an investment's fair value.


   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

     ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains annually, usually in December. The portfolio may make additional distributions at other times if necessary for the portfolio to avoid a federal tax.



   Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.


   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.


     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources (including the portfolio's short-term capital gains) are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you may receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

TAXES ON TRANSACTIONS

   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Services Center to receive one by mail or fax.

   You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     BUYING AND SELLING SHARES


   The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the fund or your financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).



                              MINIMUM INVESTMENTS


Minimum Initial Investment  $1,000,000

Minimum Subsequent Investment  $50,000


   The minimum initial investment for any group of related persons is an aggregate of $4,000,000.


INVEST BY PURCHASES IN KIND

   With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

 - Match the investment objectives and policies of the portfolio to be purchased

 - Be considered by the portfolio's adviser to be an appropriate portfolio investment

 - Be easily valued, liquid and not subject to restrictions on transfer

   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

   You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolio may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolio. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolio, such as the minimum investment amounts, may be modified.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.


           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY EXCHANGE
- Call our Institutional Services Center       - Call our Institutional Services Center
  to request an exchange from another          to request an exchange from another
  Credit Suisse Fund or portfolio. Be            Credit Suisse Fund or portfolio
  sure to read the current Prospectus for      - If you do not have telephone
  the new fund or portfolio.                   privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
BY WIRE
- Complete and sign the New Account            - Call our Institutional Services Center
  Application.                                 by 4 p.m. Eastern Time to inform us of
- Call our Institutional Services Center         the incoming wire. Please be sure to
  and fax the signed New Account                 specify the account registration,
  Application by 4 p.m. Eastern Time.            account number and the fund and
- Institutional Services will telephone          portfolio name on your wire advice.
  you with your account number. Please be      - Wire the money for receipt that day.
sure to specify the account registration,
account number and the fund and portfolio
name on your wire advice.
- Wire your initial investment for
receipt that day.


                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                                 SELLING SHARES


SELLING SOME OR ALL OF YOUR SHARES                   CAN BE USED FOR
BY MAIL

Write us a letter of instruction        - Sales of any amount.
that includes:
- your name(s) and signature(s)
- the fund and portfolio name and
account number
- the dollar amount you want to
sell
- how to send the proceeds
Obtain a signature guarantee or
other documentation, if required
(see "Selling Shares
in Writing").
Mail the materials to Credit
Suisse Institutional Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Services Center
(unless a signature guarantee is
required).
BY EXCHANGE
- Call our Institutional Services       - Accounts with telephone privileges.
  Center to request an exchange         If you do not have telephone privileges,
into another Credit Suisse Fund or      mail or fax a letter of instruction to
portfolio. Be sure to read the          exchange shares.
current Prospectus for the new
fund or portfolio.
BY PHONE

Call our Institutional Services         - Accounts with telephone privileges.
Center to request a redemption.
You can receive the proceeds as:
- a check mailed to the address of
record
- a wire to your bank
See "By Wire" for details.
BY WIRE
- Complete the "Wire Instructions"      - Requests by phone or mail.
  or "ACH on Demand" section of
your New Account Application.
- For federal-funds wires,
  proceeds will be wired on the
  next business day.

                                HOW TO REACH US

  INSTITUTIONAL SERVICES CENTER

  Toll free: 800-222-8977
  Fax: 646-354-5026

  MAIL:
   Credit Suisse Institutional
   Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


  OVERNIGHT/COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse
         Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Fund, Inc.
  Investment Grade Fixed Income Portfolio
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                                 OTHER POLICIES



     TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.


   Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or Automated Clearing House transfer does not clear.


   If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The Institutional Fund reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. For exchanges, your redemption will be priced at the next computed NAV. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


 - charge a wire-redemption fee

 - make a "redemption in kind"- payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations


 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates



 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)





                         INSTITUTIONAL SERVICES CENTER

                                 800-222-8977

                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.


   The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.


     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.


   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBER:

Credit Suisse Institutional Fund, Inc.                                  811-6670

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030

800-577-2321 - www.CreditSuisseFunds.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIGF-1-0203

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]


             CREDIT SUISSE INSTITUTIONAL FUND
             Prospectus



             February 28, 2003

                        CREDIT SUISSE INSTITUTIONAL FUND, INC.


                        - SELECT EQUITY PORTFOLIO

                        - CAPITAL APPRECIATION PORTFOLIO

                        - SMALL CAP VALUE PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved these portfolios, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.


           Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                           CONTENTS

KEY POINTS................... ....................           4
   Goals and Principal Strategies.................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
INVESTOR EXPENSES................ ................           8
   Fees and Portfolio Expenses....................           8
   Example........................................           9
THE PORTFOLIOS IN DETAIL............ .............          10
   The Management Firm............................          10
   Portfolio Information Key......................          10
SELECT EQUITY PORTFOLIO............. .............          12
CAPITAL APPRECIATION PORTFOLIO......... ..........          15
SMALL CAP VALUE PORTFOLIO............ ............          17
MORE ABOUT RISK................. .................          19
   Introduction...................................          19
   Types of Investment Risk.......................          19
   Certain Investment Practices...................          22
MEET THE MANAGERS................ ................          27
ABOUT YOUR ACCOUNT............... ................          29
   Share Valuation................................          29
   Account Statements.............................          29
   Distributions..................................          29
   Taxes..........................................          30
BUYING SHARES.................. ..................          31
SELLING SHARES................. ..................          34
OTHER POLICIES................. ..................          36
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES



---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO/GOAL             PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO    - Invests in securities of 40-60     - Focus risk
Long-term capital          U.S. companies                       - Market risk
appreciation               - Focuses on companies and industry  - Non-diversified status risk sectors with favorable economic
                            profit trends
                           - Uses both traditional value-based
                             analyses (such as price/book
                             ratio), as well as the economic
                             profit of a company
CAPITAL APPRECIATION       - Invests primarily in equity        - Market risk
Long-term capital          securities of U.S. companies
appreciation               - Seeks sectors and companies that
                           will outperform the overall market
                           - Looks for themes or patterns
                             associated with growth companies
                             such as significant fundamental
                             changes, generation of a large
                             free cash flow or company
                             share-buyback programs
SMALL CAP VALUE PORTFOLIO  - Invests at least 80% of its net    - Market risk
High level of growth of    assets, plus any borrowings for      - Special-situation companies risk
capital                    investment purposes, in equity       - Start-up and other small companies risk
                             securities of small U.S.
                             companies that appear to be
                             undervalued
                           - Employs a value oriented
                           investment approach seeking
                             securities that appear to be
                             underpriced
---------------------------------------------------------------------------------------------------------------------------------



     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolios are discussed below. Before you invest, please make sure you understand the risks that apply to your portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOCUS RISK

Select Equity Portfolio


   The portfolio generally invests a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its investments than funds that invest in a larger number of securities.

MARKET RISK

All portfolios


   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS RISK

Select Equity Portfolio


   Compared to a diversified mutual fund, a non-diversified portfolio may invest a greater share of its assets in the securities of fewer companies. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a portfolio that is more broadly diversified.

SPECIAL-SITUATION COMPANIES RISK

Small Cap Value Portfolio

   "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES RISK

Small Cap Value Portfolio

   Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.


     INVESTOR PROFILE



   THESE PORTFOLIOS ARE DESIGNED FOR INVESTORS WHO:



 - have longer time horizons



 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns



 - are investing for capital appreciation or growth



 - want to diversify their portfolios with stock funds



   THEY MAY NOT BE APPROPRIATE IF YOU:



 - are investing for a shorter time horizon



 - are uncomfortable with an investment that will fluctuate in value



 - are looking for income



   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY

The portfolios did not have a full calendar year of performance information at the time this Prospectus was printed.

                       This page intentionally left blank

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses for Select Equity and Capital Appreciation Portfolios are for the fiscal period ended October 31, 2002. Annual portfolio operating expenses for Small Cap Value Portfolio are based on expected amounts for the fiscal period ending October 31, 2003.



--------------------------------------------------------------------------------------
                                                  SELECT      CAPITAL        SMALL
                                                  EQUITY      APPRECIATION   CAP VALUE
                                                  PORTFOLIO   PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
--------------------------------------------------------------------------------------
Sales charge (load) on purchases                    NONE          NONE         NONE
--------------------------------------------------------------------------------------
Deferred sales charge (load)                        NONE          NONE         NONE
--------------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions     NONE          NONE         NONE
--------------------------------------------------------------------------------------
Redemption fees                                     NONE          NONE         NONE
--------------------------------------------------------------------------------------
Exchange fees                                       NONE          NONE         NONE
--------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (deducted from
 portfolio assets)
--------------------------------------------------------------------------------------
Management fee                                      .50%          .50%         .63%
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                NONE          NONE         NONE
--------------------------------------------------------------------------------------
Other expenses                                     1.99%         1.01%         .62%
--------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*         2.49%         1.51%        1.25%
--------------------------------------------------------------------------------------



* Actual fees and expenses for the fiscal period ended October 31, 2002 are shown below for the Select Equity and Capital Appreciation Portfolios. Estimated fees and expenses for the fiscal period ending October 31, 2003 for Small Cap Value Portfolio are also shown below. Fee waivers and expense reimbursements or credits reduced some expenses for the Select Equity and Capital Appreciation Portfolios during 2002, but may be discontinued at any time.



                                                   SELECT       CAPITAL        SMALL
EXPENSES AFTER WAIVERS                             EQUITY     APPRECIATION   CAP VALUE
AND REIMBURSEMENTS                                PORTFOLIO    PORTFOLIO     PORTFOLIO
Management fee                                      .00%          .00%         .45%
Distribution and service
   (12b-1) fee                                      NONE          NONE         NONE
Other expenses                                      .75%          .75%         .55%
                                                    ----          ----         ----
NET ANNUAL PORTFOLIO OPERATING
 EXPENSES                                           .75%          .75%        1.00%

                                    EXAMPLE

This example may help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each portfolio returns 5% annually, expense ratios remain as listed in the table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


----------------------------------------------------------------------------------------------
                            ONE YEAR        THREE YEARS      FIVE YEARS        TEN YEARS
----------------------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO          $252             $776            $1,326           $2,826
----------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
  PORTFOLIO                      $154             $477            $  824           $1,802
----------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO        $127             $397               N/A              N/A
----------------------------------------------------------------------------------------------

                            THE PORTFOLIOS IN DETAIL


     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolios

 - Responsible for managing each portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management companies manage approximately $55.8 billion in the U.S. and $284.3 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


     PORTFOLIO INFORMATION KEY


   Concise descriptions of each portfolio follow. Each description provides the following information:

GOAL AND STRATEGIES


   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS



   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT



   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS



   A table showing the portfolio's audited financial performance for up to five years.



 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions

 - PORTFOLIO TURNOVER An indication of trading frequency. The portfolios may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in capital-gain distributions that could raise your income-tax liability.



   The Annual Report includes the auditors' report, along with the portfolio's financial statements. It is available free upon request.



   Since the Small Cap Value Portfolio not commenced operations as of the date of this Prospectus, no financial information is available.

                            SELECT EQUITY PORTFOLIO


     GOAL AND STRATEGIES


   The portfolio seeks long-term appreciation of capital. To pursue this goal, the portfolio invests in securities of approximately 40 to 60 U.S. companies. The "top ten" (largest company holdings) in the portfolio may account for 40% or more of the portfolio's assets. In addition, the portfolio managers search for industry sectors with favorable economic profit trends and may focus the portfolio in these sectors.


   In choosing stocks, the portfolio managers use both traditional value-based analyses (such as price/book ratio), as well as the economic profit of a company measured by its cash flow relative to its capital assets. The managers look for companies that:

 - earn rates of return exceeding their risk-adjusted costs of capital, as opposed to earning more than they have spent (accounting profits)

 - create shareholder value by gaining the most from their investment spending, or use their cost of capital as a competitive advantage

 - have current market valuations that do not fully recognize future economically profitable growth

   The managers believe this approach allows them to identify companies with low disappointment risk, as well as those with potential restructuring opportunities. The portfolio managers construct the portfolio by weighting selected securities based on results of a proprietary analysis and risk-scoring system.


     PORTFOLIO INVESTMENTS

   Under normal market conditions, this portfolio invests at least 80% of assets in U.S. equity securities. Equity holdings may consist of:

 - common stocks

 - preferred stocks

 - securities convertible into common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   The portfolio may invest up to 20% of its assets in foreign securities, including dollar-denominated ADRs of foreign issuers. To a limited extent, the portfolio may also engage in other investment practices.


     RISK FACTORS

   The portfolio's principal risk factors are:

 - focus risk

 - market risk

 - non-diversified status risk

   The value of your investment will vary with changes in interest rates and other factors.

   Because the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be subject to greater volatility than a fund that invests in a larger number of securities.

   Compared to a diversified mutual fund, a non-diversified fund may invest a greater portion of its assets in the securities of fewer issuers. Because this portfolio is non-diversified, its share price and yield might fluctuate more than they would for a diversified portfolio.

   "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.


     PORTFOLIO MANAGEMENT


   D. Susan Everly, Sheryl M. Hempel, Margaret D. Miller and Sarah J. Dyer manage the portfolio. You can find out more about them in "Meet the Managers." In March 2003, Ms. Black will retire from the positions she holds as a CSAM Managing Director and Senior Advisor, and will cease serving as Co-Portfolio Manager of the portfolio.

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.



PERIOD ENDED:                                                 10/02(1)
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.00
-------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income                                             0.01
Net loss on investments (both realized and unrealized)           (2.14)
-------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               (2.13)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $7.87
-------------------------------------------------------------------------------------------------------------------
Total return(2)                                                 (21.30)%
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $11,727
Ratio of expenses to average net assets(3)                        0.75%
Ratio of net investment income to average net assets(3)           0.56%
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements(3)                                        1.74%
Portfolio turnover rate                                             79%



(1) For the period January 31, 2002 (inception date) through October 31, 2002.


(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return is not annualized.


(3) Annualized.

                         CAPITAL APPRECIATION PORTFOLIO


     GOAL AND STRATEGIES

   This portfolio seeks long-term capital appreciation. To pursue its goal, the portfolio invests primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

   CSAM seeks to identify growth opportunities for the portfolio. We look for sectors and companies that we believe will outperform the overall market. We also look for themes or patterns that we generally associate with growth companies, such as:

 - significant fundamental changes, including changes in senior management

 - generation of a large free cash flow

 - proprietary products and services

 - company share-buyback programs

   The portfolio managers select growth companies whose stocks appear to be available at a reasonable price relative to projected growth.


     PORTFOLIO INVESTMENTS

   The portfolio will ordinarily invest substantially all of its assets-but no less than 80% of assets-in the following types of equity securities:

 - common stocks

 - rights and warrants

 - securities convertible into or exchangeable for common stocks


 - depository receipts relating to equity securities


   The portfolio may invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.


     RISK FACTORS

   The portfolio's principal risk factor is:

 - market risk

   The value of your investment generally will fluctuate in response to stock-market movements. Portfolio performance will largely depend upon the performance of growth stocks, which may be more volatile than the overall stock market.

   Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor depending on market and economic conditions. Accordingly, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

   "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.


     PORTFOLIO MANAGEMENT


   Susan L. Black, Marian U. Pardo and Jeffrey T. Rose manage the portfolio. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP.



PERIOD ENDED:                                                  10/02(1)
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00
-------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income                                            0.00(2)
Net loss on investments (both realized and unrealized)          (2.63)
-------------------------------------------------------------------------------------------------------------------
  Total from investment operations                              (2.63)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $7.37
-------------------------------------------------------------------------------------------------------------------
Total return(3)                                                (26.30)%
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $9,311
Ratio of expenses to average net assets(4)                       0.75%
Ratio of net investment loss to average net assets(4)           (0.07)%
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements(4)                                       0.76%
Portfolio turnover rate                                            56%



(1) For the period January 31, 2002 (inception date) through October 31, 2002.


(2) Total is less than $0.01 per share.


(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.


(4) Annualized.

                           SMALL CAP VALUE PORTFOLIO


     GOAL AND STRATEGIES


   The portfolio seeks a high level of growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies that appear to be undervalued.



   The portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies on the Russell 2000 Index at the time of purchase. As of December 31, 2002, the Russell 2000 Index included companies with market capitalizations between $3.79 million and $1.77 billion.


   In seeking to identify undervalued companies, the portfolio managers look at:

 - stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth

 - the fundamentals of each company at the present time, rather than attempting to anticipate what changes might occur in the stock market, the economy or the political environment

 - the earning power or purchase value of the company relative to its current stock price

 - whether the company has an established presence in its industry, in a product or in a market niche

   In choosing a security, the portfolio managers also consider whether the management owns a significant stake in the company.

   The portfolio managers may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.


   Some companies may outgrow the definition of a "small" company after the portfolio has purchased their securities. These companies continue to be considered small for purposes of the portfolio's minimum 80% allocation to small company equities. In addition, the portfolio may invest in companies of any size once the 80% policy is met. As a result, the portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index.



   The portfolio's policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies that appear to be undervalued is non-fundamental, which means that it can be changed by the Board of Directors on at least 60 days' notice to shareholders.



     PORTFOLIO INVESTMENTS

   The portfolio invests primarily in:

 - Common stock

 - Preferred stock

 - Securities convertible into common stocks

 - Securities such as warrants, whose values are based on common stock

   The portfolio may invest in unlisted securities and securities traded over-the-counter. The portfolio may also invest up to 20% of its total assets in foreign securities. The portfolio may also invest in investment grade debt securities, including U.S. government and municipal and other financial instruments. To a limited extent, it may also engage in other investment practices.


     RISK FACTORS

   This portfolio's principal risk factors are:

 - market risk

 - special-situation companies risk

 - start-up and other small companies risk

   The value of your investment generally will fluctuate in response to stock-market movements. The portfolio's performance will largely depend upon the performance of value stocks, which may be more volatile than the overall stock market.

   Different types of investment styles (such as "growth" vs. "value" strategies) tend to shift in and out of favor depending on market and economic conditions. Accordingly, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing a growth strategy).

   Investing in start-up and other small companies may expose the portfolio to increased market, liquidity and information risks. These risks are defined in "More About Risk."

   Small companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not materialize.

   "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.


     PORTFOLIO MANAGEMENT


   The Credit Suisse Value Team is responsible for the day-to-day management of the portfolio.



     FINANCIAL HIGHLIGHTS

   As the portfolio has not yet commenced operations, no financial information is available as of the date of this Prospectus.

                                MORE ABOUT RISK


     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of each portfolio's risk profile in "Key Points." The preceding discussions of each portfolio contain more detailed information. This section discusses other risks that may affect the portfolios.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolios may use. Some of these practices may have higher risks associated with them. However, each portfolio has limitations and policies designed to reduce many of the risks.


     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. A portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.


   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies and other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or a portfolio's performance.

   VALUATION RISK The lack of an
active trading market may make it difficult to obtain an accurate price for a portfolio security.

                       This page intentionally left blank

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate
       actual use
/20%/  Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET portfolio assets;
       does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL portfolio
       assets; does not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted


                                                         SELECT      CAPITAL     SMALL CAP
                                                         EQUITY    APPRECIATION    VALUE
                                                        PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                   LIMIT
-------------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                     33 1/3% 33 1/3% 33 1/3%
-------------------------------------------------------------------------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single country or region. Market swings in the
targeted country or region will be likely to have a greater
effect on fund performance than they would in a more
geographically diversified equity portfolio. Currency,
market, political risks.                                        [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures,
forwards or swaps, intended to manage fund exposure to
currency risk. Options, futures or forwards involve the
right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit,
currency, hedged exposure, liquidity, political, valuation
risks.                                                          [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
EMERGING MARKETS. Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject the
portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the fund to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                                [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.                                        [-]     [-]     [-]
-------------------------------------------------------------------------------------

                                                         SELECT      CAPITAL     SMALL CAP
                                                         EQUITY    APPRECIATION    VALUE
                                                        PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                   LIMIT
-------------------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May
include depository receipts. Currency, information,
liquidity, market, operational, political, valuation risks.     20%     20%     20%
-------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable a portfolio to hedge against or speculate on
future changes in currency values, interest rates or stock
indexes. Futures obligate the portfolio (or give it the
right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)                          [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's rating service, and unrated
securities of comparable quality. Credit, interest-rate,
market risks.                                                   20%     20%    /20%/
-------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.          [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal-securities
holders. Credit, interest-rate, market, regulatory risks.       [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
below the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated securities of
comparable quality. Commonly referred to as junk bonds.
Credit, information, interest-rate, liquidity, market,
valuation risks.                                                20%     /5%/     --
-------------------------------------------------------------------------------------

                                                         SELECT      CAPITAL     SMALL CAP
                                                         EQUITY    APPRECIATION    VALUE
                                                        PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                   LIMIT
-------------------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period. A
portfolio may purchase or sell (write) both put and call
options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative
exposure, valuation risks.                                      20%     20%     20%
-------------------------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operations,
political, valuation risks.                                     [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment
vehicles that invest primarily in income-producing real
estate or real-estate-related loans or interests. Credit,
interest-rate, market risks.                                           [ ][ ]   [ ]
-------------------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                         /15%/   /15%/   /15%/
-------------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; a portfolio receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                       33 1/3% 33 1/3% 33 1/3%
-------------------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the
intention of repurchasing them for a profit on the
expectation that the market price will drop. If a portfolio
were to take short positions in stocks that increase in
value, then it would be likely to underperform similar
mutual funds that do not take short positions. Liquidity,
market, speculative exposure risks.                             [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------

                                                         SELECT      CAPITAL     SMALL CAP
                                                         EQUITY    APPRECIATION    VALUE
                                                        PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                   LIMIT
-------------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where a portfolio owns enough shares of the security involved to cover the
borrowed securities, if necessary. Liquidity, market,
speculative exposure risks.                                     [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
SHORT-TERM TRADING Selling a security shortly after
purchase. A portfolio engaging in short-term trading will
have higher turnover and transaction expenses. Increased
short-term capital gains distributions could raise
shareholders' income tax liability.                             [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual
developments affecting their market values. Special
situations may include acquisition, consolidation,
reorganization, recapitalization, merger, liquidation,
special distribution, tender or exchange offer, or
potentially favorable litigation. Securities of a
special-situation company could decline in value and hurt a
portfolio's performance if the anticipated benefits of the
special situation do not materialize. Information, market
risks.                                                          [ ]     [ ]     [-]
-------------------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. INFORMATION,
LIQUIDITY, MARKET, VALUATION RISKS.                             [ ]     [ ]     [-]
-------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and
other instruments that allow the fund to gain access to the
performance of a benchmark asset (such as an index or
selected stocks) where the portfolio's direct investment is
restricted. Credit, currency, information, interest-rate,
liquidity, market, political, speculative exposure,
valuation risks.                                                [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------

                                                         SELECT      CAPITAL     SMALL CAP
                                                         EQUITY    APPRECIATION    VALUE
                                                        PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                               LIMIT
-------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with a portfolio's
principal investment strategies and might prevent a
portfolio from achieving its goal.                              [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                             [ ]    /10%/   /10%/
-------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    /25%/   /20%/   /20%/
-------------------------------------------------------------------------------------
ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and
are issued at a discount from maturity value. At maturity,
return comes from the difference between purchase price and
maturity value. Interest-rate, market risks.                    [ ]     [ ]     [ ]
-------------------------------------------------------------------------------------


(1)Each portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)Each portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS

The following individuals are responsible for the day-to-day management of the SELECT EQUITY PORTFOLIO.


D. SUSAN EVERLY, Director, has been Co-Portfolio Manager of the Portfolio since inception. She joined CSAM in 1998 from Goldman Sachs, where she has worked as a securities analyst since 1996. Previously, she worked at CS First Boston, first as an analyst in the depository institutions group and then as a member of the convertible securities new-issue group. Ms. Everly holds a B.A. in Economics from the University of Chicago and an M.B.A. in Finance from the Harvard Graduate School of Business.


SHERYL M. HEMPEL, Director, has been Co-Portfolio Manager of the Portfolio since inception. She joined CSAM that year from Morgan Stanley Dean Witter Investment Management, where she was a Vice President and relationship manager for institutional clients. Previously, she held portfolio management positions at United Jersey Bank and Union Trust Company; worked in bond trading at Dean Witter Reynolds; and was a stockbroker at Dean Witter Reynolds and Smith Barney Harris Upham. Ms. Hempel holds a B.A. in Business and Economics from Lafayette College.


MARGARET D. MILLER, Director, has been Co-Portfolio Manager of the Portfolio since inception. She joined DLJ Asset Management in 1996 as a generalist analyst for large-capitalization U.S. equity portfolios, and came to CSAM in 2000 when Credit Suisse acquired DLJ. Ms. Miller holds a B.S.B.A. in Marketing and International Management from Georgetown University and an M.B.A. in Finance and Accounting from Columbia University Graduate School of Business.



SARAH J. DYER, Director, has been Co-Portfolio Manager of the portfolio since February 2003. Prior to rejoining CSAM in August 2002, she was the director of investor relations and marketing at Trident Investment Management from July 2000 to July 2002. During Ms. Dyer's earlier tenure with CSAM from April 1998 to July 2000, she was a U.S. equity product manager and a relationship manager for institutional separate-account clients. Prior to that, Ms. Dyer was at Mitchell Hutchins Asset Management from 1996 to April 1998, where she was the equity mutual-funds product manager for the PaineWebber family of funds. Ms. Dyer holds a B.A. in philosophy and religion from Colgate University.


           Job titles indicate position with the investment adviser.

The following individuals are responsible for the day-to-day portfolio management of the CAPITAL APPRECIATION PORTFOLIO.


SUSAN L. BLACK, CFA, CIC, Managing Director, has been Co-Portfolio Manager of the Portfolio since inception. She came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus). Ms. Black joined Warburg Pincus in 1985 where she served as the director of research from 1988 through 1994. She holds a B.A. in Economics from Mount Holyoke College.



MARIAN U. PARDO, Managing Director, has been Co-Portfolio Manager of the Portfolio since joining CSAM in January of 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small Company Fund. During 1998, Ms. Pardo served as president and founding partner of Pardo Capital, a start-up investment limited partnership specializing in small and mid-cap U.S. equities. From 1994 to 1998, Ms. Pardo served as managing director and a portfolio manager at J.P. Morgan Investment Management. Between 1968 and 1994, she managed portfolios of large-, mid- and small-capitalization U.S. equities; was an equity analyst specializing in banking and financial services; and managed portfolios of special investments. Ms. Pardo holds a B.A. in economics from Barnard College.



JEFFREY T. ROSE, CFA, Managing Director has been Co-Portfolio Manager of the Portfolio since inception. He joined CSAM in 2000. Previously, he worked as a portfolio manager at Prudential Investments from 1994 to 2000, and an analyst and portfolio manager at Prudential Capital Group from 1992 to 1994. Mr. Rose holds a B.A. in Government from Cornell University and an M.B.A. from The Amos Tuck School at Dartmouth College.


           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT


     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing each portfolio's total assets, less its liabilities, by the number of shares outstanding in each portfolio.


   Each portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, the fair value of the securities and other assets is determined in good faith by or under the direction of the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless it is determined that using this method would not reflect an investment's fair value.


   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolios do not compute their prices. This could cause the value of a portfolio's investments to be affected by trading on days when you cannot buy or sell shares.


     ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.


     DISTRIBUTIONS

   As an investor in a portfolio, you will receive distributions.


   Each portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolios typically distribute dividends and capital gains annually, usually in December. The portfolios may make additional distributions at other times if necessary for the portfolios to avoid a federal tax.



   Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.


   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolios.



     TAXES

   As with any investment, you should consider how your investment in a portfolio will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as a portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Distributions you receive from a portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from a portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources (including the portfolio's short-term capital gains) are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you may receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

TAXES ON TRANSACTIONS

   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 BUYING SHARES


     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Services Center to receive one by mail or fax.

   You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.


     BUYING AND SELLING SHARES


   The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the portfolio or the financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this prospectus).


                           MINIMUM INITIAL INVESTMENT


Select Equity Portfolio                                               $1,000,000


Capital Appreciation
  Portfolio                                                           $1,000,000

Small Cap Value Portfolio                                             $1,000,000


   There is no minimum subsequent investment. The minimum initial investment for any group of related persons is an aggregate of $4,000,000.

INVEST BY PURCHASES IN KIND


   With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

 - Match the investment objectives and policies of the portfolio to be purchased

 - Be considered by the portfolio's adviser to be an appropriate portfolio investment

 - Be easily valued, liquid and not subject to restrictions on transfer

   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

   You may be able to buy and sell fund shares through financial-services firms such as banks, brokers and financial advisors. The portfolios may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolios. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolios, such as the minimum initial investment amounts, may be modified.


     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
BY EXCHANGE
- Call our Institutional Services Center       - Call our Institutional Services Center
  to request an exchange from another          to request an exchange from another
  Credit Suisse Fund or portfolio. Be            Credit Suisse Fund or portfolio
  sure to read the current Prospectus for      - If you do not have telephone
  the new fund or portfolio.                   privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
BY WIRE
- Complete and sign the New Account            - Call our Institutional Services Center
  Application.                                 by 4 p.m. Eastern Time to inform us of
- Call our Institutional Services Center         the incoming wire. Please be sure to
  and fax the signed New Account                 specify the account registration,
  Application by 4 p.m. Eastern Time.            account number and the fund and
- Institutional Services will telephone          portfolio name on your wire advice.
  you with your account number. Please be      - Wire the money for receipt that day.
sure to specify the account registration,
account number and the fund and portfolio
name on your wire advice.
- Wire your initial investment for
receipt that day.


                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

                                 SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES      CAN BE USED FOR
BY MAIL

Write us a letter of instruction        - Sales of any amount.
that includes:
- your name(s) and signature(s)
- the fund and portfolio name and
account number
- the dollar amount you want to
sell
- how to send the proceeds
Obtain a signature guarantee or
other documentation, if required
(see "Selling Shares
in Writing").
Mail the materials to Credit
Suisse Institutional Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Services Center
(unless a signature guarantee is
required).
BY EXCHANGE
- Call our Institutional Services       - Accounts with telephone privileges.
  Center to request an exchange         If you do not have telephone privileges,
into another Credit Suisse Fund or      mail or fax a letter of instruction to
portfolio. Be sure to read the          exchange shares.
current Prospectus for the new
fund or portfolio.
BY PHONE
Call our Institutional Services         - Accounts with telephone privileges.
Center to request a redemption.
You can receive the proceeds as:
- a check mailed to the address of
record
- a wire to your bank
See "By Wire" for details.
BY WIRE
- Complete the "Wire Instructions"      - Requests by phone or mail.
  or "ACH on Demand" section of
your New Account Application.
- For federal-funds wires,
  proceeds will be wired on the
  next business day.

                                HOW TO REACH US

  INSTITUTIONAL SERVICES CENTER

  Toll free: 800-222-8977
  Fax: 646-354-5026

  MAIL:
   Credit Suisse Institutional
   Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


  OVERNIGHT/COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse
         Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Fund, Inc.
  [Institutional Fund Portfolio Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.


     RECENTLY PURCHASED SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolios will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

                                 OTHER POLICIES


     TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.


   Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by a portfolio if your investment check or Automated Clearing House transfer does not clear.


   If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.


     ACCOUNT CHANGES

   Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.


     SPECIAL SITUATIONS

   The Institutional Fund reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. For exchanges, your redemption will be priced at the next computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolios consider the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases after 15 days' notice to current investors of any increases


 - impose a wire-redemption fee

 - make a "redemption in kind"- payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates


 - stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

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                                       38

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION


   More information about the portfolios is available free upon request, including the following:



     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.


   The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.



     OTHER INFORMATION


   A current Statement of Additional Information (SAI), which provides more detail about the portfolios, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.



   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.



   Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:


BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:

   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.

   Attn: Credit Suisse
        Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBER:

Credit Suisse Institutional Fund, Inc.                                  811-6670

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030

800-577-2321 - www.CreditSuisseFunds.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSISC-1-0203

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 28, 2003


                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                            LARGE CAP VALUE PORTFOLIO
                           SMALL CAP GROWTH PORTFOLIO
                          INTERNATIONAL FOCUS PORTFOLIO


This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Large Cap Value and Small Cap Growth Portfolios (each a "U.S. Portfolio" and collectively the "U.S. Portfolios") and relating to the International Focus Portfolio (the "International Focus Portfolio," and, together with the U.S. Portfolios, the "Portfolios") that supplements information contained in the Prospectus for the U.S. Portfolios and the Prospectus for the International Focus Portfolio (collectively, the "Prospectuses"), each dated February 28, 2003.



The Fund's audited Annual Report, dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.


This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolios should be made solely upon the information contained herein. Copies of the Fund's Prospectuses, Annual Report and information regarding each Portfolio's current performance may be obtained by writing or telephoning:


                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-222-8977

                                    CONTENTS

                                                                                                              Page
                                                                                                              ----
INVESTMENT OBJECTIVES AND POLICIES......................................................................        1

      General Investment Strategies.....................................................................        1
      Options, Futures and Currency Exchange Transactions...............................................        1
           Securities Options...........................................................................        1
           Securities Index Options.....................................................................        4
           OTC Options..................................................................................        5
           Currency Exchange Transactions...............................................................        5
                Forward Currency Contracts..............................................................        5
                Currency Options........................................................................        6
                Currency Hedging........................................................................        6
           Futures Activities...........................................................................        7
                Futures Contracts.......................................................................        7
                Options on Futures Contracts............................................................        8
           Hedging Generally............................................................................        9
                Swaps (International Focus Portfolio)...................................................       10
           Asset Coverage for Forward Contracts, Options, Futures and Options on Futures and Swaps......       10
           Foreign Investments..........................................................................       11
                Foreign Currency Exchange...............................................................       11
                Information.............................................................................       12
                Political Instability...................................................................       12
                Foreign Markets.........................................................................       12
                Increased Expenses......................................................................       12
                Privatizations..........................................................................       12
                Foreign Debt Securities.................................................................       12
                Brady Bonds.............................................................................       13
                Depository Receipts.....................................................................       13
                Emerging Markets........................................................................       14
      U.S. Government Securities........................................................................       14
      Money Market Obligations..........................................................................       15
           Repurchase Agreements........................................................................       15
           Money Market Mutual Funds....................................................................       15
      Debt Securities...................................................................................       15
           Below Investment Grade Securities............................................................       16
           Structured Securities........................................................................       17
           Mortgage-Backed Securities...................................................................       18
           Asset-Backed Securities......................................................................       19
           Structured Notes, Bonds or Debentures........................................................       19
           Loan Participations and Assignments..........................................................       19
      Temporary Defensive Strategies....................................................................       20
      Securities of Other Investment Companies..........................................................       20
      Lending of Portfolio Securities...................................................................       20
      When-Issued Securities and Delayed-Delivery Transactions..........................................       21
           Short Sales Against the Box..................................................................       22

      Convertible Securities............................................................................       23
      Warrants..........................................................................................       23
      Non-Publicly Traded and Illiquid Securities.......................................................       23
           Rule 144A Securities.........................................................................       24
      Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers..........................       25
      "Special Situation Companies".....................................................................       25
      Borrowing.........................................................................................       25
      Reverse Repurchase Agreements and Dollar Rolls....................................................       25
      REITs   26
      Non-Diversified Status (Small Cap Growth Portfolio)...............................................       26

INVESTMENT RESTRICTIONS.................................................................................       27

      All Portfolios....................................................................................       27
      Large Cap Value and Small Cap Growth Portfolios...................................................       27
      International Focus Portfolio.....................................................................       28

PORTFOLIO VALUATION.....................................................................................       30


PORTFOLIO TRANSACTIONS..................................................................................       31


PORTFOLIO TURNOVER......................................................................................       34


MANAGEMENT OF THE FUND..................................................................................       34

      Officers and Board of Directors...................................................................       34
      Information Concerning Committees and Meetings of Directors.......................................       41
      Directors' Compensation...........................................................................       42
      Investment Advisory Agreements....................................................................       42
      Board Approval of Advisory Agreements.............................................................       44
      Administration Agreements.........................................................................       45
      Code of Ethics....................................................................................       46
      Custodian and Transfer Agent......................................................................       46
      Distribution and Shareholder Servicing............................................................       47
      Organization of the Fund..........................................................................       47

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................................................       48


EXCHANGE PRIVILEGE......................................................................................       48


ADDITIONAL INFORMATION CONCERNING TAXES.................................................................       49

      The Portfolios and Their Investments..............................................................       49
      Passive Foreign Investment Companies..............................................................       51
      Dividends and Distributions.......................................................................       52
      Sales of Shares...................................................................................       53
      Foreign Taxes.....................................................................................       53
      Backup Withholding................................................................................       53
      Notices...........................................................................................       54
      Other Taxation....................................................................................       54

DETERMINATION OF PERFORMANCE............................................................................       54

           Average Annual Total Returns.................................................................       54
           After-Tax Return.............................................................................       56

INDEPENDENT ACCOUNTANTS AND COUNSEL.....................................................................       60


MISCELLANEOUS...........................................................................................       60


FINANCIAL STATEMENTS....................................................................................       62



Appendix -- Description of Ratings  A-1

                       INVESTMENT OBJECTIVES AND POLICIES

                  The following information supplements the descriptions of each Portfolio's investment objective and policies in the Prospectuses. There are no assurances that the Portfolios will achieve their investment objectives.


                  The investment objective of the Large Cap Value Portfolio is total return. The Large Cap Value Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations, which are defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. The investment objective of the Small Cap Growth Portfolio is capital growth. The Small Cap Growth Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of small U.S. companies. The portfolio considers a "small" company to be one whose market capitalization is within the range of capitalization of companies in the Russell 2000 Index. The investment objective of the International Focus Portfolio is long-term capital appreciation. The International Focus Portfolio will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries. The 80% investment policies will not be applicable during periods when a Portfolio pursues a temporary defensive strategy, as discussed below. The Portfolios' 80% investment policies are non-fundamental and may be changed by the Board of Directors of the Fund to become effective upon 60 days' notice to shareholders of the applicable Portfolio prior to any such change.


General Investment Strategies

                  Unless otherwise indicated, all of the Portfolios are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on a Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.


                  The Portfolios do not represent that these techniques are available now or will be available at any time in the future.



Options, Futures and Currency Exchange Transactions


                  Each Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. Each Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 20% of the Portfolio's total assets may be at risk in connection with investing in options on securities, securities indices and, if applicable, currencies. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.




                  Securities Options. Each Portfolio may write covered put and call options on stock and debt securities and each Portfolio may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. A Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

                  In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

                  Additional risks exist with respect to certain of the securities for which a Portfolio may write covered call options. For example, if a Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

                  Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolios may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolios' investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund or a Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Portfolio will be able to purchase on a particular security.

                  Securities Index Options. Each Portfolio may purchase (in the case of each of the U.S. Portfolios, with respect to up to 10% of its total assets) and each Portfolio may write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

                  Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

                  OTC Options. The Portfolios may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolios will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.


                  Currency Exchange Transactions. The value in U.S. dollars of the assets of a Portfolio that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.


                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

                  Currency Options. The Portfolios may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

                  Currency Hedging. The Portfolios' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

                  A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.





                  Futures Activities. Each Portfolio may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.



                  These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolios reserve the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with a Portfolio's policies.


                  Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

                  No consideration is paid or received by a Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolios will also incur brokerage costs in connection with entering into futures transactions.

                  At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolios may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

                  Options on Futures Contracts. Each Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

                  An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.





                  Hedging Generally. In addition to entering into options and futures transactions for other purposes, including generating current income to offset expenses or increase return, each Portfolio may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.


                  In hedging transactions based on an index, whether a Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

                  A Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolio of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

                  Swaps (International Focus Portfolio). The International Focus Portfolio may enter into swaps relating to indexes, interest rates, currencies and equity and debt interests of foreign issuers. A swap transaction is an agreement between a Portfolio and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Interest rate swaps involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity or debt swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a securities index, a basket of securities or a single security. A Portfolio may enter into these transactions for hedging purposes, such as to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios may also use these transactions for speculative purposes to increase total return, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

                  A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, CSAM believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. Where swaps are entered into for other than hedging purposes, a Portfolio will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over its entitlements with respect to each swap on a daily basis.





                  Asset Coverage for Forward Contracts, Options, Futures and Options on Futures and Swaps. Each Portfolio will comply with guidelines established by the Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolio on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts and, in the case of the International Focus Portfolio, swaps. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                  For example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

                  Foreign Investments


                  The International Focus Portfolio will invest, under normal market conditions, at least 80% of its net assets in securities of issuers from at least three foreign countries. The Large Cap Value and the Small Cap Value Portfolios may invest up to 20% and 10%, respectively, of their net assets in securities of foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. A Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.


                  Foreign Currency Exchange. Since the International Focus Portfolio will, and the U.S. Portfolios may, be investing in securities denominated in currencies other than the U.S. dollar, and since a Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, each Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Portfolio with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United

States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

                  Information. The majority of the foreign securities held by a Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of the International Focus Portfolio (and, to the extent they invest in foreign securities, the U.S. Portfolios) can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolios associated with foreign investing, such as custodial costs, valuation costs and communication costs, as well as, in the case of the International Focus Portfolio, the rate of the investment advisory fees, though similar to such expenses of some other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.

                  Privatizations. Each Portfolio may invest in privatizations (i.e. foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolios, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful. The International Focus Portfolio could invest to a significant extent in privatizations.

                  Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.


                  The foreign debt securities in which a Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.


                  Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.


                  Brady Bonds. Each Portfolio may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative. The International Focus Portfolio could invest to a significant extent in Brady Bonds.



                  Depository Receipts. Certain of the above risks may be involved with ADRs, European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of a Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

                  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


                  Emerging Markets. Each Portfolio may invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.




U.S. Government Securities

                  The obligations issued or guaranteed by the U.S. government in which a Portfolio may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

                  Other U.S. government securities the Portfolios may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

Money Market Obligations

                  Each Portfolio is authorized to invest, under normal market conditions (up to 20% of its assets in the case of each U.S. Portfolio) in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

                  Repurchase Agreements. Each Portfolio may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

                  Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Portfolio and appropriate considering the factors of return and liquidity, a Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's management fees and other expenses with respect to assets so invested.

Debt Securities

                  The International Focus Portfolio and each U.S. Portfolio may invest up to 20% of its net assets, in debt securities. Any percentage limitation on a Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

                  The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

                  Each Portfolio may invest to a limited extent in zero coupon securities. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of a Portfolio that invests in zero coupon securities.


                  Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.



                  Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Portfolio, it may cease to be rated. Such event will not require the sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.



                  Investment grade bonds are rated within one of the four highest rating categories by Moody's or S&P or, if unrated, as determined by CSAM to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.


                  Below Investment Grade Securities. Within its 20% limitation on investing in debt securities, the Large Cap Value Portfolio may invest up to 10% of its net assets in debt securities rated below investment grade. Within their respective 20% limitation on investing in debt securities, the Small Company Growth and International Focus Portfolios may invest up to 5% of its net assets in debt securities rated below investment grade. A Portfolio's investments in convertible debt or equity securities rated below investment grade will be included in determining these percentage limitations.

                  Below investment grade debt securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.


                  An economic recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.


                  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.



                  The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. A Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.



                  Structured Securities. Each Portfolio may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

            Mortgage-Backed Securities. Each Portfolio may invest in mortgage-backed securities sponsored by U.S. and foreign government issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).


            Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.

            The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

            Asset-Backed Securities. Each Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

            Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

            Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

            Loan Participations and Assignments. Each Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by CSAM to be creditworthy.

            When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

            There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

Temporary Defensive Strategies

            When CSAM believes that a defensive posture is warranted, each Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

Securities of Other Investment Companies


            Each Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, a Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and
(iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio would bear directly in connection with its own operations.


Lending of Portfolio Securities


            A Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the

Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 33-1/3% of a Portfolio's net assets (including the loan collateral) taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."


            By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolios to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Portfolio's securities will be fully collateralized and marked to market daily.


            The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Portfolio that invests in the Investment Funds will do so at the same price as each other Portfolio and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.


When-Issued Securities and Delayed-Delivery Transactions

            Each Portfolio may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. A Portfolio will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. Each Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When a Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

            Short Sales Against the Box. Each Portfolio may enter into short sales "against the box." Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. While a short sale is made by selling a security a Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. A Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. No Portfolio intends to engage in short sales against the box for investment purposes. A Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

            If a Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which a Portfolio may effect short sales.

Convertible Securities

            Convertible securities in which a Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants

            Each Portfolio may invest up to 10% of its net assets in warrants. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Portfolio may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

            Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities

            Each of the Small Cap Growth and International Focus Portfolios may invest up to 10% of its net assets in illiquid securities, including certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below), time deposits maturing in more than seven days. The Large Cap Value Portfolio may invest up to 15% of its net assets in such securities. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

            Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

            In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


            Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.



            An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in a Portfolio under the supervision of the Board. In reaching liquidity decisions, the Board or its delegate may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


            Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolios. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers

            Each Portfolio may invest in small- and medium-sized and emerging growth companies and, except for the International Focus Portfolio, companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

            Although investing in securities of small- and medium-sized and emerging growth companies, unseasoned issuers or issuers in "special situations" (see below) offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in a Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies.

"Special Situation Companies"

            "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

Borrowing

            Each Portfolio may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Each Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Reverse Repurchase Agreements and Dollar Rolls

            Each of the Portfolios may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


            The Portfolios also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.


REITs

            Each Portfolio may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, the Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

            Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Non-Diversified Status (Small Cap Growth Portfolio)

            The Small Cap Portfolio is classified as non-diversified within the meaning of the 1940 Act, which means that the Portfolio is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. As a non-diversified portfolio, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. The Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer.

                             INVESTMENT RESTRICTIONS

            All Portfolios. Certain investment limitations may not be changed without the affirmative vote of the holders of a majority of the relevant Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in each No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

            Large Cap Value and Small Cap Growth Portfolios. The following investment limitations numbered 1 through 9 are Fundamental Restrictions. Investment limitations 10 through 13 may be changed by a vote of the Board at any time.

            The Large Cap Value and Small Cap Growth Portfolios may not:

            1. Borrow money except that the Portfolios may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Portfolios may not exceed 30% of the value of the Portfolios' total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

            2. Purchase any securities which would cause 25% or more of the value of the Portfolios' total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

            3. Make loans, except that the Portfolios may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

            4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolios' investment objective, policies and limitations may be deemed to be underwriting.

            5. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Portfolios may invest in
(a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

            6. Make short sales of securities or maintain a short position, except that the Portfolios may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and make short sales "against the box".

            7. Purchase securities on margin, except that the Portfolios may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

            8. Invest in commodities, except that the Portfolios may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes and purchase and sell currencies on a forward commitment or delayed-delivery basis.

            9. Issue any senior security except as permitted in the Portfolios' investment limitations.

            10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

            11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and, with respect to the Large Cap Value Portfolio and Small Cap Growth Portfolio, writing covered put and call options.

            12. Invest more than 15% of each of the Large Cap Value Portfolio's net assets and 10% of the Small Cap Growth Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

            13. Make additional investments (including roll-overs) if the Portfolios' borrowings exceed 5% of its net assets.

            International Focus Portfolio. The following investment limitations numbered 1 through 12 are Fundamental Restrictions. Investment limitations 13 through 14 may be changed by a vote of the Board at any time.

            The International Focus Portfolio may not:

            1. Borrow money or issue senior securities except that the Portfolio may (a) borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Portfolio's total assets at the time of such borrowing and (b) enter into futures contracts; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with certain of the Portfolio's investment strategies and (b) collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets.

            2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

            3. Make loans, except that the Portfolio may purchase or hold publicly distributed fixed income securities, lend portfolio securities and enter into repurchase agreements.

            4. Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed income securities directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

            5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in real estate limited partnerships, oil, gas or mineral exploration or development programs or oil, gas and mineral leases, except that the Portfolio may invest in (a) securities secured by real estate, mortgages or interests therein, (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and (c) futures contracts and related options and commodity options. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

            6. Make short sales of securities or maintain a short position, except that a Portfolio may maintain short positions in forward currency contracts, options and futures contracts and make short sales "against the box."

            7. Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Portfolio may (a) purchase put and call options on securities and foreign currencies, (b) write covered call options on securities and (c) purchase or write options on futures contracts.

            8. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

            9. Purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

            10. Purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

            11. Purchase any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

            12. Purchase more than 10% of the voting securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government Securities.

            13. Invest more than 10% of the value of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

            14. Invest in oil, gas or mineral leases.

                               PORTFOLIO VALUATION

            The following is a description of the procedures used by each Portfolio in valuing its assets.


            Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent asked quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.



            Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

            If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided.



            If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.



            Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined in good faith by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.



            Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.



            Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Portfolio's net asset value is not calculated. As a result, calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.


                             PORTFOLIO TRANSACTIONS

            CSAM is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


            CSAM will select specific portfolio investments and effect transactions for each Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. For the fiscal year ended October 31, 2002, $5,080, $9,552 and $14,852 was paid by the Small Cap Growth, Large Cap Value and International Focus Portfolios, respectively, to brokers and dealers who provided such research and other services. The Small Cap Growth, Large Cap Value and International Focus Portfolios directed $9,262,975, $6,779,468 and $8,249,586, respectively, in transactions to brokers and dealers who provided such research. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with each Portfolio are not reduced by reason of its receiving any brokerage and research services.



            All orders for transactions in securities or options on behalf of a Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. A Portfolio may utilize CSAMSI or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.


            Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as a Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.


            The Fund paid the following commissions to broker-dealers for execution of portfolio transactions on behalf of the indicated Portfolios for the indicated fiscal years ended October 31.




                                    2002             2001                2000
                                    ----             ----                ----
     Large Cap Value            $   46,169        $      4,757        $     86,629
     Small Cap Growth           $  306,992        $    278,367        $    224,092
     International Focus        $  406,262        $  1,199,789        $  2,593,106



            In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston ("CSFB") or any affiliated person of such companies, except as permitted by SEC exemptive order or by applicable law.


            Transactions for the Portfolios may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

            Each Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.


            As of October 31, 2002, the Portfolios held the following securities of their regular brokers or dealers:



                 Portfolio                      Name of Securities                 Aggregate Value of Holdings
                 ---------                      ------------------                 ---------------------------
       Large Cap Value                                  N/A                               $         0
       Small Cap Growth               State Street Bank and Trust Co. - Euro              $ 4,672,000
                                      Time Deposit

International Focus            State Street Bank and Trust Co. - Euro              $ 2,944,000
                               Time Deposit



                               PORTFOLIO TURNOVER

                  The Portfolios do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Portfolio deems it desirable to sell or purchase securities. A Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

                  Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.


                  It is not possible to predict the Portfolios' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders. For the fiscal year ended October 31, 2001 and 2002, the portfolio turnover rate for Large Cap Value Portfolio was 45% and 72%; for Small Cap Growth Portfolio, 80% and 70%; and for International Focus Portfolio, 134% and 161%, respectively.


                             MANAGEMENT OF THE FUND

Officers and Board of Directors


                  The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent.



                  The names and ages of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

                  Information Concerning Directors And Officers



                                                                                              Number of
                                                                                             Portfolios
                                                 Term of                                      in Fund
                                 Position(s)  Office(1) and                                    Complex            Other
                                  Held with     Length of      Principal Occupation(s)        Overseen        Directorships
    Name, Address and Age           Fund       Time Served     During Past Five Years        by Director     Held by Director
    ---------------------        ----------    -----------     ----------------------        -----------     ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                  Director       Since 1999      Currently retired;               54           None
c/o Credit Suisse Asset                                            Executive Vice President
Management, LLC                                                    and Chief Financial
466 Lexington Avenue                                               Officer of Pan Am
New York, New York  10017-3140                                     Corporation and Pan
Age:  70                                                           American World Airways,
                                                                   Inc. from 1988 to 1991

Jack W. Fritz                       Director       Since Fund      Private investor;                53           Director of Advo,
2425 North Fish Creek Road                         inception       Consultant and Director                       Inc. (direct mail
P.O. Box 1287                                                      of Fritz Broadcasting,                        advertising)
Wilson, Wyoming 83014                                              Inc. and Fritz
Age: 75                                                            Communications
                                                                   (developers and operators
                                                                   of radio stations) since
                                                                   1987

Jeffrey E. Garten                   Director       Since 1998      Dean of Yale School of           53           Director of
Box 208200                                                         Management and William S.                     Aetna, Inc.;
New Haven, Connecticut                                             Beinecke Professor in the                     Director of
06520-8200                                                         Practice of International                     Calpine Energy
Age: 56                                                            Trade and Finance;                            Corporation;
                                                                   Undersecretary of                             Director of
                                                                   Commerce for                                  CarMax Group
                                                                   International Trade from                      (used car dealers)
                                                                   November 1993 to October
                                                                   1995; Professor at
                                                                   Columbia University from
                                                                   September 1992 to
                                                                   November 1993



1 Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                              Number of
                                                                                             Portfolios
                                                 Term of                                     in Fund
                                 Position(s)  Office(1) and                                   Complex             Other
                                  Held with     Length of      Principal Occupation(s)       Overseen         Directorships
    Name, Address and Age           Fund       Time Served     During Past Five Years        by Director     Held by Director
    ---------------------        ----------    -----------     ----------------------        -----------     ----------------
Peter F. Krogh                      Director       Since 2001      Dean Emeritus and                53           Member of Board
301 ICC                                                            Distinguished Professor                       of The Carlisle
Georgetown University                                              of International Affairs                      Companies Inc.;
Washington, DC 20057                                               at the Edmund A. Walsh                        Member of
Age: 66                                                            School of Foreign                             Selection
                                                                   Service, Georgetown                           Committee for
                                                                   University; Moderator of                      Truman Scholars
                                                                   PBS foreign affairs                           and Henry Luce
                                                                   television series                             Scholars;  Senior
                                                                                                                 Associate of
                                                                                                                 Center for
                                                                                                                 Strategic and
                                                                                                                 International
                                                                                                                 Studies; Trustee
                                                                                                                 of numerous world
                                                                                                                 affairs
                                                                                                                 organizations

James S. Pasman, Jr.                Director       Since 1999      Currently retired;               55           Director of
c/o Credit Suisse Asset                                            President and Chief                           Education
Management, LLC                                                    Operating Officer of                          Management Corp.,
466 Lexington Avenue                                               National InterGroup, Inc.                     Trustee of
New York, New York  10017-3140                                     (holding company) from                        Deutsche VIT
Age: 71                                                            April 1989 to March 1991;                     Funds (overseeing
                                                                   Chairman of Permian Oil                       three portfolios)
                                                                   Co. from April 1989 to
                                                                   March 1991

                                                                                              Number of
                                                                                             Portfolios
                                                 Term of                                     in Fund
                                 Position(s)  Office(1) and                                   Complex             Other
                                  Held with     Length of      Principal Occupation(s)       Overseen         Directorships
    Name, Address and Age           Fund       Time Served     During Past Five Years        by Director     Held by Director
    ---------------------        ----------    -----------     ----------------------        -----------     ----------------
Steven N. Rappaport                 Director       Since 1999      Partner of Lehigh Court,         54           None
Lehigh Court, LLC                                                  LLC since July 2002;
40 East 52nd Street,                                               President of SunGard
New York, New York 10022                                           Securities Finance, Inc.,
Age: 54                                                            from 2001 to July 2002;
                                                                   President of
                                                                   Loanet, Inc.
                                                                   (on-line accounting
                                                                   service) from 1995
                                                                   to 2001; Director,
                                                                   President, North
                                                                   American
                                                                   Operations, and
                                                                   former Executive
                                                                   Vice President from
                                                                   1992 to 1993 of
                                                                   Worldwide
                                                                   Operations of
                                                                   Metallurg Inc.
                                                                   (manufacturer of
                                                                   specialty metals
                                                                   and alloys);
                                                                   Executive Vice
                                                                   President,
                                                                   Telerate, Inc.
                                                                   (provider of
                                                                   real-time
                                                                   information to the
                                                                   capital markets)
                                                                   from 1987 to 1992;
                                                                   Partner in the law
                                                                   firm of Hartman &
                                                                   Craven until 1987

INTERESTED DIRECTOR

William W. Priest(2)                Director       Since 1999      Co-Managing Partner,             60           None
Steinberg Priest & Sloane                                          Steinberg Priest & Sloane
Capital Management                                                 Capital Management since
12 East 49th Street                                                March 2001; Chairman and
12th Floor                                                         Managing Director of CSAM
New York, New York 10017                                           from 2000 to February
Age:  61                                                           2001, Chief Executive
                                                                   Officer and Managing
                                                                   Director of CSAM from
                                                                   1990 to 2000



2 Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                                                              Number of
                                                                                             Portfolios
                                                 Term of                                     in Fund
                                 Position(s)   Office(1) and                                 Complex             Other
                                  Held with     Length of      Principal Occupation(s)       Overseen         Directorships
    Name, Address and Age           Fund       Time Served     During Past Five Years        by Director     Held by Director
    ---------------------        ----------    -----------     ----------------------        -----------     ----------------
OFFICERS

Laurence R. Smith                   Chairman       Since 2002      Managing Director and            --           --
Credit Suisse Asset                                                Global Chief Investment
Management, LLC                                                    Officer of CSAM;
466 Lexington Avenue                                               Associated with J.P.
New York, New York  10017-3140                                     Morgan Investment
Age:  44                                                           Management from 1981 to
                                                                   1999; Officer of other
                                                                   Credit Suisse Funds

Hal Liebes, Esq.                    Vice           Since 1999      Managing Director and            --           --
Credit Suisse Asset                 President                      Global General Counsel of
Management, LLC                     and                            CSAM; Associated with
466 Lexington Avenue                Secretary                      Lehman Brothers, Inc.
New York, New York 10017-3140                                      from 1996 to 1997;
Age:  38                                                           Associated with CSAM from
                                                                   1995 to 1996;
                                                                   Associated with CS
                                                                   First Boston
                                                                   Investment
                                                                   Management from
                                                                   1994 to 1995;
                                                                   Associated with
                                                                   Division of
                                                                   Enforcement, U.S.
                                                                   Securities and
                                                                   Exchange Commission
                                                                   from 1991 to 1994;
                                                                   Officer of other
                                                                   Credit Suisse Funds

Michael A. Pignataro                Treasurer      Since 1999      Director and Director of         --           --
Credit Suisse Asset                 and Chief                      Fund Administration of
Management, LLC                     Financial                      CSAM; Associated with
466 Lexington Avenue                Officer                        CSAM since 1984; Officer
New York, New York 10017-3140                                      of other Credit Suisse
Age:  43                                                           Funds

Gregory N. Bressler, Esq.           Assistant      Since 2000      Director and Deputy              --           --
Credit Suisse Asset                 Secretary                      General Counsel;
Management, LLC                                                    Associated with CSAM
466 Lexington Avenue                                               since January 2000;
New York, New York 10017-3140                                      Associated with the law
Age:  36                                                           firm of Swidler Berlin
                                                                   Shereff Friedman LLP from
                                                                   1996 to 2000; Officer of
                                                                   other Credit Suisse Funds

                                                                                              Number of
                                                                                             Portfolios
                                                 Term of                                     in Fund
                                 Position(s)   Office(1) and                                 Complex             Other
                                  Held with     Length of      Principal Occupation(s)       Overseen         Directorships
    Name, Address and Age           Fund       Time Served     During Past Five Years        by Director     Held by Director
    ---------------------        ----------    -----------     ----------------------        -----------     ----------------

Kimiko T. Fields, Esq.              Assistant      Since 2002      Vice President and Legal         --           --
Credit Suisse Asset                 Secretary                      Counsel; Associated with
Management, LLC                                                    CSAM since January 1998;
466 Lexington Avenue                                               Officer of other Credit
New York, New York 10017-3140                                      Suisse Funds
Age:  39
Rocco A. DelGuercio                 Assistant      Since 1999      Vice President and               --           --
Credit Suisse Asset                 Treasurer                      Administrative Officer of
Management, LLC                                                    CSAM; Associated with
466 Lexington Avenue                                               CSAM since June 1996;
New York, New York 10017-3140                                      Assistant Treasurer,
Age:  39                                                           Bankers Trust Co. -- Fund
                                                                   Administration from March
                                                                   1994 to June 1996; Mutual
                                                                   Fund Accounting
                                                                   Supervisor, Dreyfus
                                                                   Corporation from April
                                                                   1987 to March 1994;
                                                                   Officer of other Credit
                                                                   Suisse Funds
Joseph Parascondola                 Assistant      Since 2000      Assistant Vice President         --           --
Credit Suisse Asset                 Treasurer                    - Fund Administration of
Management, LLC                                                    CSAM since April 2000;
466 Lexington Avenue                                               Assistant Vice President,
New York, New York 10017-3140                                      Deutsche Asset Management
Age:  39                                                           from January 1999 to
                                                                   April 2000; Assistant
                                                                   Vice President, Weiss,
                                                                   Peck & Greer LLC from
                                                                   November 1995 to December
                                                                   1998; Officer of other
                                                                   Credit Suisse Funds
Robert M. Rizza                     Assistant      Since 2002      Assistant Vice President
Credit Suisse Asset                 Treasurer                      of CSAM (January 2001 to
Management, LLC                                                    present); Administrative
466 Lexington Avenue                                               Officer of CSAM (March
New York, New York 10017-3140                                      1998 to December 2000);
Age: 37                                                            Assistant Treasurer of
                                                                   Bankers Trust Co. (April
                                                                   1994 to March 1998);
                                                                   Officer of other Credit
                                                                   Suisse Funds

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX


As reported to the Fund(s), the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2002.



                                                                                Aggregate Dollar Range of Equity
                                                                                Securities in all Registered
                                                                                Investment Companies Overseen by
                                         Dollar Range of Equity Securities in   Director in Family of Investment
Name of Director                         the Fund*,(3)                          Companies*,(3)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------
Richard H. Francis                       Large Cap Value - A                    E
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------
Jack W. Fritz                            Large Cap Value - A                    E
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                        Large Cap Value - A                    A
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------
Peter F. Krogh                           Large Cap Value - A                    D
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                     Large Cap Value - A                    C
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                      Large Cap Value - A                    D
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------
William W. Priest                        Large Cap Value - A                    A
                                         Small Cap Growth - A
                                         International Focus - A
----------------------------------------------------------------------------------------------------------------


-------------------

* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000


(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

Information Concerning Committees and Meetings of Directors



            The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.



            In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its adviser and affiliates by the independent public accountants. The Audit Committee of the Fund met 4 times during the fiscal year ended October 31, 2002.



            The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Directors. The Nominating Committee [did not meet] during the fiscal year ended October 31, 2002.

            The Valuation Committee reviews and approves the valuation of all fair valued securities whose fair valuations individually change the net asset value of the Fund by greater than 1%. In conducting this review, the Valuation Committee shall review and discuss an updated fair valuation summary with appropriate representatives of CSAM. The Valuation Committee of the Fund did not meet during the fiscal year ended October 31, 2002.



            No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators or any of their affiliates, receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI, or any of their affiliates receives an annual fee of $750 per fund and $250 for each meeting of the Board attended by him for his services as Director and is reimbursed for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the chairman of the Audit Committee receives an annual fee of $325 for serving on the Audit Committee.

Directors' Compensation


(for the fiscal year ended October 31, 2002)




                                                                                                             Total Number of
                                                                                        All Investment       Funds for which
                                                                                           Companies         Director serves
                                    Large Cap        Small Cap       International      In Fund Complex    within Fund Complex
       Name of Director               Value            Value             Focus
       ----------------               -----            -----             -----        -----------------    -------------------
William W. Priest(1)             None             None              None              None                         60
Richard H. Francis               $  1,562.50      $  1,562.50       $  1,562.50       $  103,749.50                54
Jack W. Fritz                    $  1,312.50      $  1,312.50       $  1,312.50       $   94,374.48                53
Jeffrey E. Garten                $  1,312.50      $  1,312.50       $  1,312.50       $   97,499.50                53
Peter F. Krogh                   $  1,512.50      $  1,512.50       $  1,512.50       $   99,099.50                53
James S. Pasman, Jr.             $  1,512.50      $  1,512.50       $  1,512.50       $  103,599.50                55
Steven N. Rappaport              $  1,572.50      $  1,572.50       $  1,572.50       $  110,544.76                54



------------------------





(1.) Mr. Priest is an interested person of the Fund, and, accordingly, receives no compensation from the Fund or any other investment company advised by CSAM.






            As of January 24, 2003, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.






Investment Advisory Agreements



            CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147, serves as investment adviser to each Portfolio pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion in assets under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

            The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.



            Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.



            The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of a Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.



            The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.



            The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).



            For its services to the Large Cap Value Portfolio, Small Cap Growth Portfolio and International Focus Portfolio, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.75%, 0.90% and 0.80% of such Portfolio's average daily net assets, respectively. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Portfolio.



                                       f43

            For the past three fiscal years ended October 31, the Funds paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Funds under the Advisory Agreements as follows:


OCTOBER 31, 2002


          Portfolio             Fees Paid (After Waivers)                 Waivers                   Reimbursements
          ---------             -------------------------                 -------                   --------------
Large Cap Value                    $       30,302                    $      161,840                      N/A
Small Cap Growth                   $      497,440                    $      239,101                      N/A
International Focus                $      261,817                    $      251,908                      N/A


OCTOBER 31, 2001

          Portfolio             Fees Paid (After Waivers)                 Waivers                   Reimbursements
          ---------             -------------------------                 -------                   --------------
Large Cap Value                    $       23,620                       $       23,620               $     0
Small Cap Growth                   $    1,616,969                       $      358,165               $     0
International Focus                $    1,613,470                       $      454,062               $     0


OCTOBER 31, 2000

          Portfolio             Fees Paid (After Waivers)                 Waivers                   Reimbursements
          ---------             -------------------------                 -------                   --------------
Large Cap Value                    $       51,184                       $       51,184               $     0
Small Cap Growth                   $    2,812,644                       $      496,336               $     0
International Focus                $    3,557,726                       $      772,951               $     0



Board Approval of Advisory Agreements



            In approving the Advisory Agreement, the Board of Directors of the Fund, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Directors also considered each Portfolio's performance relative to a selected peer group, the Portfolio's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors noted information received at regular meetings throughout the year related to Portfolio performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of each Portfolio. The Board reviewed the profitability to CSAM and its affiliates of their services to the Fund and considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Portfolio expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as fund assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Portfolio and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.






Administration Agreements



            CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).



            CSAMSI became co-administrator to the Fund on November 1, 1999. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.






            For the past three fiscal years ended October 31, the Funds paid CSAMSI co-administrative service fees, and CSAMSI waived such fees and/or reimbursed expenses under the CSAMSI Co-Administration Agreements as follows:



                      Portfolio                         2002            2001            2000
                      ---------                         ----            ----            ----
                   Large Cap Value                    $ 25,619        $  3,149        $  6,824
                   Small Cap Growth                   $ 81,838        $179,663        $312,516
                   International Focus                $ 64,216        $201,684        $502,549



            State Street became co-administrator to the Portfolios on August 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. For the period from August 1, 2002 through October 31, 2002, the Large Cap Value,

Small Cap Growth and International Focus Portfolios paid State Street fees under the State Street Co-Administration Agreement of $8,602, $7,711 and $9,257, respectively.



            PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group served as a co-administrator to the Portfolios prior to August 1, 2002. PFPC received from the Portfolios a fee calculated at an annual rate of .075% of the Fund's first $500 million in average daily net assets, ..065% of the next $1 billion in average daily net assets and .055% of average daily net assets exceeding $1.5 billion, exclusive of out-of-pocket expenses.



            During the three fiscal years ended October 31, PFPC earned the following amounts in co-administration fees.



      Portfolio             2002           Waiver           2001          Waiver           2000           Waiver
      ---------             ----           ------           ----          ------           ----           ------
Large Cap Value            $ 12,990        $    185        $  5,050        $  2,552       $  9,829        $  6,824
Small Cap Growth           $ 56,711        $      0        $153,982        $      0       $316,654        $      0
International Focus        $ 46,681        $      0        $192,391        $      0       $444,715        $      0


Code of Ethics

            The Fund, CSAM and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolios. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

            The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent


            State Street Bank ("State Street") serves as custodian of each Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities held by it and (v) makes periodic reports to the Board concerning the Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of the Portfolios. For this service to the Portfolios under the Custodian Agreements, State Street receives a fee which is calculated based upon each Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolios. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.



            Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of each Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of each Portfolio, (ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.


Distribution and Shareholder Servicing

            CSAMSI serves as the distributor of the Portfolios. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

            Each Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from the Portfolios. Service Organizations may also be reimbursed for marketing costs. The Portfolios may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.

Organization of the Fund

            The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue thirteen billion full and fractional shares of capital stock, par value $.001 per share. Shares of ten series have been classified, three of which constitute the interests in the Portfolios.


            The Large Cap Value and the International Focus Portfolios are diversified, open-end management investment companies. The Small Cap Growth Portfolio is a non-diversified, open-end management investment company. Effective December 12, 2001, the "Credit Suisse Institutional Fund - Value Portfolio," "Credit Suisse Institutional Fund - International Equity Portfolio" and "Credit Suisse Institutional Fund - Small Company Growth Portfolio" changed their names to the "Credit Suisse Institutional Fund Large Cap Value Portfolio," "Credit Suisse Institutional Fund International Focus Portfolio" and "Credit Suisse Institutional Fund Small Cap Growth Portfolio," respectively.


            All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            The offering price of each Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

            If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

            A Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Fund.

                               EXCHANGE PRIVILEGE

            Shareholders of a Portfolio may exchange all or part of their shares for shares of another Portfolio or other portfolios of the Fund organized by CSAM in the future on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a Portfolio with a different investment objective when they believe that a shift between Portfolios is an appropriate investment decision.


            If an exchange request is received by Credit Suisse Funds or its agent prior to the close of regular trading on the NYSE, the exchange will be made at each Portfolio's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. A Portfolio may refuse exchange purchases at any time without notice.

            The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.


            Each Portfolio reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolios reserve the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.


                     ADDITIONAL INFORMATION CONCERNING TAXES

            The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolios. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolios. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Portfolios and Their Investments

            Each Portfolio intends to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.


            As a regulated investment company, a Portfolio will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and on its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. Any dividend declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.


            Each Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount,
(b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

            The Code imposes a 4% nondeductible excise tax on each Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

            If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

            A Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in a short sale against-the-box or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

            A Portfolio's investments in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

Passive Foreign Investment Companies


            If a Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.


            Alternatively, a Portfolio may make mark-to-market elections that will result in the Portfolio being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. Each Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Dividends and Distributions


            Dividends of taxable net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-realized long-term capital gains, if any, that a Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. Dividends and distributions paid by a Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets).


            Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

            Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

            If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares

                  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

Foreign Taxes

                  Income received by a Portfolio from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. A Portfolio may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Portfolio qualifies as a regulated investment company, (ii) certain asset and distribution requirements are satisfied, and (iii) more than 50% of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations. A Portfolio may qualify for and make this election (the "Foreign Tax Credit Election") in some, but not necessarily all, of its taxable years. If a Portfolio were to make such an election, shareholders of the Portfolio would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, a Portfolio will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

                  It is expected that the Portfolios other than the International Focus Portfolio will not be eligible to make the Foreign Tax Credit Election. In the absence of such an election, the foreign taxes paid by a Portfolio will reduce its investment company taxable income, and distributions of investment company taxable income received by the Portfolio from non-U.S. sources will be treated as United States source income when distributed to shareholders.

Backup Withholding


                  A Portfolio may be required to withhold, for United States federal income tax purposes, a portion of the dividends and distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.


Notices

                  Shareholders will be notified annually by the relevant Portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Portfolios and Their Investments") made by the Portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

Other Taxation

                  Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE PORTFOLIOS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIOS.

                          DETERMINATION OF PERFORMANCE


                  Current total return figures may be obtained by calling Credit Suisse at 800-927-2874.



                           AVERAGE ANNUAL TOTAL RETURNS. Each Portfolio that
advertises its "average annual total return" computes such return separately by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:



         P(1+T)n = ERV

         Where:            P = hypothetical initial payment of $1,000;

                           T = average annual total return;

                           n=number of years; and

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).



                  Each Portfolio that advertises its "aggregate total return" computes such returns separately by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV) - l]
                                    P



                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable "ERV" in the formulas) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Investors should note that this performance may not be representative of the Portfolios' total returns in longer market cycles.



                  The average annual total returns for the following Portfolios for the periods ended October 31, 2002 were as follows:



                  From time to time, a Portfolio may quote its total return in advertisements or in reports and other communications to shareholders. The total return of each Portfolio listed below for the fiscal periods ended October 31, 2002 were as follows:



                                                                       WITH WAIVER
PORTFOLIO (INCEPTION DATE)                         ONE-YEAR             FIVE-YEARS         SINCE INCEPTION
--------------------------                         --------             ----------         ---------------
Large Cap Value (6/30/97)                            -9.68%                 N/A                 4.18%

Small Cap Growth (12/29/95)                         -20.79%               -5.66%                2.55%

International Focus (9/1/92)                        -11.56%               -4.22%                4.30%



                  The aggregate total returns of the following Portfolios for the periods ended October 31, 2002 since inception were as follows:



          Portfolio                            Aggregate Return                    Inception Date
          ---------                            ----------------                    --------------
          Large Cap Value                         24.46%                             06/30/97
          Small Cap Growth                        18.77%                             12/29/95
          International Focus                     53.49%                             09/01/92


                  From time to time, Portfolio service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Portfolio expenses. The performance figures above reflect the impact of these fee waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.






                  The Portfolios may also from time to time include in advertising an aggregate total return figure or a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, in comparing a Portfolio's total return with data published by Lipper Inc., CDA/Wiesenberger Investment Technologies, Inc. or Wiesenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Portfolio may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of any Portfolio's return over a longer market cycle. A Portfolio may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the relevant Portfolio for the specific period. Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).





                  AFTER-TAX RETURN



                  From time to time the Portfolios may include after-tax performance information in advertisements. To the extent the Portfolios include such information, it will be computed according to the following formulas:



Average Annual Total Return (After Taxes on Distributions)

                                P(1 + T)n = ATV(D)

Where:   P        =        a hypothetical initial payment of $1,000.

         T        =        average annual total return (after taxes on
                           distributions).

         n        =        number of years.

      ATV(D)      =        ending value of a hypothetical $1,000 investment made
                           at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.



                  The average annual total returns (after taxes on distributions) for each Fund's Common shares for the periods ended October 31, 2002 were as follows:



  Portfolio                    1 year       3 year        5 year       10 year        Since Inception
  ---------                    ------       ------        ------       -------        ---------------
Large Cap Value               -10.04%      -11.62%       -2.59%        N/A          -1.29%        06/30/97

Small Cap Growth              -20.79%      -17.09%       -8.49%        N/A           0.28%        12/29/95
International Focus           -11.56%      -17.07%       -6.83%        2.85%         2.41%        09/01/92



Average Annual Total Return (After Taxes on Distribution and Redemptions)

                                P(1 + T)n = ATV(DR)

Where:   P        =     a hypothetical initial payment of $1,000.

         T        =     average annual total return (after taxes on
                        distributions and redemption).

         n        =     number of years.

         ATV(DR)  =     ending value of a hypothetical $1,000 investment made at
the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.



                  The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Portfolio for the periods ended October 31, 2002 were as follows:






     Fund                        1 year       3 year        5 year       10 year        Since Inception
     ----                        ------       ------        ------       -------        ---------------
Large Cap Value                  -5.91%        -2.35%        2.51%        N/A          3.34%       06/30/97

Small Cap Growth                -12.74%        -9.58%       -4.19%        N/A          2.26%       12/29/95

International Focus              -7.10%       -10.51%       -3.22%        3.82%        3.42%       09/01/92



                  The performance of each Portfolio's shares will vary from time to time depending upon market conditions, the composition of a Portfolio's portfolio and operating expenses allocable to it. As described above, total return and yield are based on historical earnings and are not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, each Portfolio's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by financial representatives directly to their customers in connection with investments in Portfolio shares are not reflected in the Portfolio's performance figures and such fees, if charged, will reduce the actual return received by customers on their investments.



                  A Portfolio may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Inc. or similar investment services that monitor the performance of mutual funds; (ii) in the case of the Large Cap Value Portfolio, with appropriate indexes prepared by Frank Russell Company relating to securities represented in the Portfolio; in the case of the Small Cap Growth Portfolio, with appropriate indexes prepared by Frank Russell Company relating to securities represented in the Portfolio; in the case of the International Focus Portfolio, with the Morgan Stanley Capital International All Country World Free Excluding the U.S. Index and/or other indexes prepared by Morgan Stanley relating to securities represented in the Portfolio; or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. A Portfolio may also include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, each Portfolio may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.


                  In reports or other communications to investors or in advertising, each Portfolio may also describe the general biography or work experience of the portfolio managers of the Portfolio and may include quotations attributable to the portfolio managers describing approaches taken in managing the Portfolio's investments, research methodology underlying stock selection or the Portfolio's investment objective. In addition, a Portfolio and its portfolio managers may render updates of Portfolio activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Portfolio with respect to relevant market and industry benchmarks. Each Portfolio may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                  CSAM believes that a diversified portfolio of international equity securities, when combined with a similarly diversified portfolio of domestic equity securities, tends to have a lower volatility than a portfolio composed entirely of domestic securities. Furthermore, international equities have been shown to reduce volatility in single asset portfolios regardless of whether the investments are in all domestic equities or all domestic fixed-income instruments, and research indicates that volatility can be significantly decreased when international equities are added.


                  To illustrate this point, the performance of international equity securities, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(R)) Index (the "EAFE Index"), has equaled or exceeded that of domestic equity securities, as measured by the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index") in 16 of the last 32 years. The following table compares annual total returns of the EAFE Index and the S&P 500 Index for the calendar years shown.



                          EAFE INDEX VS. S&P 500 INDEX
                                   1972-2002
                              ANNUAL TOTAL RETURN+


              YEAR                    EAFE INDEX                 S&P 500 INDEX
              ----                    ----------                 -------------
              1972*                      33.28                       15.63
              1973*                     -16.82                      -17.37
              1974*                     -25.60                      -29.72
              1975                       31.21                       31.55
              1976                        -.36                       19.15

                          EAFE INDEX VS. S&P 500 INDEX
                                   1972-2002
                              ANNUAL TOTAL RETURN+




              YEAR                    EAFE INDEX                 S&P 500 INDEX
              ----                    ----------                 -------------
              1977*                      14.61                      -11.50
              1978*                      28.91                        1.06
              1979                        1.82                       12.31
              1980                       19.01                       25.77
              1981*                      -4.85                       -9.73
              1982                       -4.63                       14.76
              1983*                      20.91                       17.27
              1984*                       5.02                        1.40
              1985*                      52.97                       26.33
              1986*                      66.80                       14.62
              1987*                      23.18                        2.03
              1988*                      26.66                       12.40
              1989                        9.22                       27.25
              1990                      -24.71                       -6.56
              1991                       10.19                       26.31
              1992                      -13.89                        4.46
              1993*                      30.49                        7.06
              1994*                       6.24                       -1.54
              1995                        9.42                       34.11
              1996                        4.40                       20.26
              1997                        0.24                       31.01
              1998                       18.29                       26.23
              1999*                      26.97                       21.02
              2000                      -14.10                       -9.10
              2001                      -21.20                      -11.88
              2002                      -15.66                      -22.10


+   Without reinvestment of dividends.


* The EAFE Index has outperformed the S&P 500 Index 16 out of the last 31 years.


Source:  Morgan Stanley Capital International; Bloomberg Financial Markets

                  The quoted performance information shown above is not intended to indicate the future performance of the International Focus Portfolio. Advertising or supplemental sales literature relating to a Portfolio may describe the percentage decline from all-time high levels for certain foreign stock markets. It may also describe how the Portfolio differs from the EAFE Index in composition.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL


                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The financial statements for the Portfolios for the fiscal year ended October 31, 2002 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.



                  Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.


                                  MISCELLANEOUS





                  As of January 24, 2003, the names, addresses and percentage ownership of each person that owned 5% or more of the outstanding shares of a Portfolio are as follows:



  Portfolio                 Name and Address                                      Percentage Owned
  ---------                 ----------------                                      ----------------
  Large Cap Value           Fidelity Investment Institutional                          92.15%
                            Operations CNT as Agent for Certain
                            Employee Benefit Plans
                            100 Magellan Way
                            Covington, KY 41015-1999

                            Trustlynx & Co.                                             6.85%
                            House Account
                            PO Box 173736
                            Denver, CO 80217-3736

  Small Cap Growth          National City Bank of KY TTEE                              30.37%
                            Baptist Healthcare System
                            UAD 05/06/97

                            Attn: Trust Mutual Funds
                            P.O. Box 94984
                            Cleveland, OH 44101-4984

                            Northern Trust Co Cust                                     13.41%
                            FBO Gaylord & Dorothy Donnelley
                            Foundation A/C# 26-38380
                            PO Box 92956
                            Chicago, IL 60675-2956

                            Mac & Co A/C LVNF5043782                                   10.85%
                            Mutual Fund OPS-TC
                            PO Box 3198
                            Pittsburgh, PA 15230-3198

  Portfolio                 Name and Address                                      Percentage Owned
  ---------                 ----------------                                      ----------------
                            Mac & Co A/C LVPF8632282                                   10.68%
                            Mutual Fund OPS-TC
                            PO Box 3198
                            Pittsburgh, PA 15230-3198

                            California Federal                                          6.92%
                            Employees Investment Plan
                            Putnam Investments
                            Att: DC Plan Admin Team
                            1 Investors Way Mailstop N6G
                            Norwood, MA 02062-1599



                            The Community Foundation of                                 6.24%
                            Greater Lorain County
                            Financial Officer
                            1865 N. Ridge Rd. STE A
                            Lorain, OH 44055-3359


                            Garrett - Evangelical                                       5.62%
                            Theological Seminary
                            c/o Adolf Hansen
                            2121 Sheridan Rd.
                            Evanston, IL 60201-2926


                            Donations & Bequests for Church                             5.15%
                            Purposed Inc.
                            1335 Asylum Ave.
                            Hartford, CT 06105-2203


  International Focus       The Board of Trustees                                      27.25%
                            General Employees Retirement System
                            TTEES City of Ft. Lauderdale
                            GER RET PL UAD 1-1-73
                            Wall St.
                            New York, NY 10286-0001


                            The Northern Trust Co. TTEE                                19.77%
                            FBO GATX Master Trust Ret Trust
                            DTD 12/19/79
                            500 W. Monroe St.
                            Chicago, IL 60661-3671


                            Alaska Plumbing & Pipefitting                               14.8%
                            Industry Pension Trust Fund
                            c/o Assoc. Administrators Inc.
                            2929 NW 31st Ave.
                            Portland, OR 97210-1721

  Portfolio                 Name and Address                                      Percentage Owned
  ---------                 ----------------                                      ----------------
                            Sun Trust Bank Atlanta Cust.                                11.61%
                            FBO University of Central FL FDN
                            A/C 11-04-123-1126515
                            PO Box 105870
                            Atlanta, GA 30348-5870


                            Mac & Co.                                                   9.19%
                            A/C DEXF1747452
                            Mutual Fund OPS-TC
                            PO Box 3198
                            Pittsburgh, PA 15230-3198


                            Patterson & Co. FBO                                         5.1%
                            Natl Dist - Warbu
                            Acct. 1040007892
                            1525 West WT Harris Blvd. NC 1151
                            Charlotte, NC 28288-0001



         * Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.

                              FINANCIAL STATEMENTS


                  The Fund's audited Annual Report dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolios included therein. The Fund will furnish without charge a copy of the Annual Report upon request by calling the Fund at 1-800-222-8977.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

                  Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

                  The following summarizes the ratings used by S&P for corporate bonds:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the ratings used by Moody's for corporate bonds:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 28, 2003


                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                             SELECT EQUITY PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                            SMALL CAP VALUE PORTFOLIO


This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio (each a "Portfolio" and together the "Portfolios") that supplements information contained in the Prospectus for the Portfolios dated February 28, 2003.



The Fund's audited Annual Report, dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.


This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolios should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report relating to the Portfolios and information regarding the Portfolios' current performance may be obtained by writing or telephoning:


                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-222-8977

                                    CONTENTS


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INVESTMENT OBJECTIVE AND POLICIES................................................................................1
       General Investment Strategies.............................................................................1
       Options, Futures and Currency Exchange Transactions.......................................................1
              Securities Options.................................................................................2
              Securities Index Options...........................................................................4
              OTC Options........................................................................................5
              Currency Exchange Transactions.....................................................................5
                     Forward Currency Contracts..................................................................5
                     Currency Options............................................................................6
                     Currency Hedging............................................................................7
              Futures Activities.................................................................................7
                     Futures Contracts...........................................................................7
                     Options on Futures Contracts................................................................8
              Hedging Generally..................................................................................9
              Asset Coverage for Forward Contracts, Options, Futures and Options on Futures.....................10
       Foreign Investments......................................................................................10
              Foreign Currency Exchange.........................................................................10
              Information.......................................................................................11
              Political Instability.............................................................................11
              Foreign Markets...................................................................................11
              Increased Expenses................................................................................11
              Foreign Debt Securities...........................................................................11
              Dollar-Denominated Debt Securities of Foreign Issuers.............................................12
              Brady Bonds.......................................................................................12
              Depository Receipts...............................................................................12
              Emerging Markets..................................................................................13
       U.S. Government Securities...............................................................................13
       Municipal Obligations....................................................................................14
       Money Market Obligations.................................................................................15
                     Repurchase Agreements......................................................................15
                     Money Market Mutual Funds..................................................................15
       Debt Securities..........................................................................................16
              Below Investment Grade Securities.................................................................17
              Structured Securities.............................................................................18
              Mortgage-Backed Securities........................................................................18
              Asset-Backed Securities...........................................................................19
              Structured Notes, Bonds or Debentures.............................................................19
              Loan Participations and Assignments...............................................................19
       Temporary Defensive Strategies...........................................................................20
       Securities of Other Investment Companies.................................................................20
       Lending of Portfolio Securities..........................................................................21
       When-Issued Securities and Delayed-Delivery Transactions.................................................22
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                                       i

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
       To-Be-Announced Mortgage-Backed Securities...............................................................22
       Stand-By Commitment Agreements...........................................................................23
       Short Sales..............................................................................................23
              Short Sales Against the Box.......................................................................24
       Convertible Securities...................................................................................25
       Warrants.................................................................................................25
       Non-Publicly Traded and Illiquid Securities..............................................................26
              Rule 144A Securities..............................................................................26
       Small Capitalization and Emerging Growth Companies; Unseasoned Issuers...................................27
       "Special Situation Companies"............................................................................27
       Borrowing................................................................................................27
       Reverse Repurchase Agreements and Dollar Rolls...........................................................28
       Zero Coupon Securities...................................................................................28
       Government Zero Coupon Securities........................................................................29
       REITs....................................................................................................29

INVESTMENT RESTRICTIONS.........................................................................................29

PORTFOLIO VALUATION.............................................................................................32

PORTFOLIO TRANSACTIONS..........................................................................................33

PORTFOLIO TURNOVER..............................................................................................35

MANAGEMENT OF THE FUND..........................................................................................36
       Officers and Board of Directors..........................................................................36
       Directors' Compensation..................................................................................43
       Investment Advisory Agreements...........................................................................44
       Board Approval of Advisory Agreements....................................................................46
       Administration Agreements................................................................................46
       Code of Ethics...........................................................................................47
       Custodian and Transfer Agent.............................................................................48
       Distribution and Shareholder Servicing...................................................................48
       Organization of the Fund.................................................................................49

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................................49

EXCHANGE PRIVILEGE..............................................................................................50

ADDITIONAL INFORMATION CONCERNING TAXES.........................................................................50
       The Portfolios and their Investments.....................................................................50
       Passive Foreign Investment Companies.....................................................................53
       Dividends and Distributions..............................................................................53
       Sales of Shares..........................................................................................54
       Foreign Taxes............................................................................................54
       Backup Withholding.......................................................................................55
       Notices..................................................................................................55
       Other Taxation...........................................................................................55
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                                       ii

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
DETERMINATION OF PERFORMANCE....................................................................................55
              Average Annual Total Returns......................................................................55
              After-Tax Return..................................................................................57

INDEPENDENT ACCOUNTANTS AND COUNSEL.............................................................................59

MISCELLANEOUS...................................................................................................60

FINANCIAL STATEMENTS............................................................................................61

Appendix -- Description of Ratings.............................................................................A-1
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                                      iii


                       INVESTMENT OBJECTIVE AND POLICIES

                The following information supplements the descriptions of the Portfolios' investment objective and policies in the Prospectus. There is no assurance that the Portfolios will achieve their investment objectives.

                The investment objective of the Select Equity Portfolio is long-term capital appreciation.

                The investment objective of the Capital Appreciation Portfolio is long-term capital appreciation.

                The investment objective of the Small Cap Value Portfolio is a high level of growth of capital.


                Under normal market conditions, at least 80% of the net assets of each of the Select Equity Portfolio and the Capital Appreciation Portfolio will be invested in U.S. equity securities. Under normal market conditions, at least 80% of the Small Cap Value Portfolio's net assets will be invested in equities of small U.S. companies that appear to be undervalued. For the purposes of these 80% investment policies, net assets include any borrowings for investment purposes. This percentage requirement will not be applicable during periods when the Portfolios pursue a temporary defensive strategy, as discussed below. The Portfolios' 80% investment policies are non-fundamental and may be changed by the Board of Directors of the Fund to become effective upon 60 days' notice to shareholders of a Portfolio prior to any such change.


General Investment Strategies

                Unless otherwise indicated, the Portfolios are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Portfolios' ability to invest in debt securities will not be applicable during periods when the Portfolios pursue a temporary defensive strategy as discussed below.


                The Portfolios do not represent that these techniques are available now or will be available at any time in the future.



Options, Futures and Currency Exchange Transactions



                The Portfolios may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. The Portfolios may enter into futures contracts and options on futures contracts on securities, securities indices, currencies and interest rates and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 20% of each Portfolio's total assets may be at risk in connection with investing in options on securities, futures contracts, securities indices and, if applicable, currencies or interest rates, although options are not expected to be used to a significant extent by the Select Equity Portfolio or the Small Cap Value Portfolio. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

                Securities Options. The Portfolios may write covered put and call options on stock and debt securities and the Portfolios may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. The Portfolios realize fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.


                The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation a Portfolio could realize on its investments or require a Portfolio to hold securities it would otherwise sell.

                The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that a Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.


                In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.


                Additional risks exist with respect to certain of the securities for which a Portfolio may write covered call options. For example, if a Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.


                Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), each Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.



                Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where a Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of a Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.



                There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolios, however, intend to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.


                Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund, the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.


                Securities Index Options. The Portfolios may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.



                Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.


                OTC Options. The Portfolios may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.


                Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolios will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolios will seek to enter into dealer options only with dealers who are expected to be capable of entering into closing transactions with the respective Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.



                Currency Exchange Transactions. The value in U.S. dollars of the assets of the Portfolios that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolios may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolios will conduct their currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. The Portfolios may engage in currency exchange transactions for hedging purposes, and the Select Equity Portfolio and the Small Cap Value Portfolio may also engage in currency exchange transactions to increase total return. The Portfolios are not expected to engage in currency exchange transactions to any significant extent.


                Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                At or before the maturity of a forward contract, the Portfolios may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which a Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

                Currency Options. The Portfolios may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.


                Currency Hedging. Each Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolios may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.



                A decline in the U.S. dollar value of a foreign currency in which a Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.



                While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against a price decline if the issuer's creditworthiness deteriorates.






                Futures Activities. The Portfolios may enter into foreign currency, interest rate, securities and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of security, stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the security, specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.



                These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolios reserve the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Portfolios' policies.


                Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.


                No consideration is paid or received by a Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.



                At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if a Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Portfolio's performance.


                Options on Futures Contracts. A Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.


                An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Portfolio.






                Hedging Generally. In addition to entering into options and futures transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolios may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of a Portfolio's assets.



                In hedging transactions based on an index, whether a Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.



                The Portfolios will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolios of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.






                Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. The Portfolios will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolios on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                For example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. A Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.


Foreign Investments



                Each Portfolio may invest up to 20% of the value of its assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. or non-U.S. governments, government entities or political subdivisions ("foreign securities"). Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Portfolios may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.



                Foreign Currency Exchange. Since the Portfolios may be investing in securities denominated in currencies other than the U.S. dollar, and since the Portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolios may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.


                Information. Many of the foreign securities that may be held by the Portfolios will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolios, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

                Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                Increased Expenses. The operating expenses of the Portfolios may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolios associated with foreign investing, such as custodial costs, valuation costs and communication costs, though similar to such expenses of some other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.


                Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.



                The foreign debt securities in which the Portfolios may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.



                Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.



                Dollar-Denominated Debt Securities of Foreign Issuers. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.



                Brady Bonds. The Portfolios may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and may be traded in the over-the-counter ("OTC") secondary market for debt. In light of the history of commercial bank loan defaults by developing nations' public and private entities, investments in Brady Bonds may be viewed as speculative.



                Depository Receipts. Assets of the Portfolios may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of a Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.



                ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.



                Emerging Markets. The Portfolios may invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.





U.S. Government Securities


                The obligations issued or guaranteed by the U.S. government in which the Portfolios may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).


                Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if

CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

Municipal Obligations


                Under normal circumstances, the Portfolios may invest in "Municipal Obligations," although they are not expected to do so to any significant extent. Municipal Obligations are debt obligations issued by or on behalf of states (including the State of New York), territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.


                Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.


                The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.



                There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. A Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation. See the Appendix attached hereto for further information concerning the ratings of Moody's and S&P and their significance.


                Among other instruments, the Portfolios may purchase short term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                The yields on Municipal Obligations are dependent upon a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal bond market, size of a particular offering, maturity of the obligation offered and rating of the issue.

                Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Money Market Obligations


                The Portfolios are authorized to invest, under normal market conditions, up to 20% of their respective total assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.



                Repurchase Agreements. The Portfolios may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.



                Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Portfolio and appropriate considering the factors of return and liquidity, a Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of that Portfolio's management fees and other expenses with respect to assets so invested.


Debt Securities


                The interest income to be derived from debt securities may be considered as one factor in selecting such securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions. The Portfolios may each invest up to 20% of total assets in investment grade debt securities.



                The Portfolios may invest to a limited extent in zero coupon securities. It is not expected however that they will be utilized to any great extent. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of the Portfolio that invests in zero coupon securities.



                Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.



                Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Portfolio, it may cease to be rated. Such event will not require the sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.



                Investment grade bonds are rated within one of the four highest rating categories by Moody's or S&P or, if unrated, as determined by CSAM to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

                Below Investment Grade Securities. The Small Cap Value Portfolio may invest up to 5% of its net assets in fixed-income securities rated below investment grade at the time of purchase. The Select Equity Portfolio is permitted to invest up to 20% of its total assets in such securities, but it is not expected to utilize them to any great extent.


                Below investment grade fixed-income securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.


                An economic recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.


                To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.



                The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact a Portfolio's net asset value. The Portfolios will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Portfolios may each incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

                Structured Securities. The Portfolios may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans, although they are not expected to do so to a significant extent.



                Mortgage-Backed Securities. The Portfolios may invest in mortgage-backed securities sponsored by U.S. and foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. It is not expected that investments in such securities will form a significant part of a Portfolio's investment holdings. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).



                Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.


                The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                Asset-Backed Securities. The Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements, but it is not expected that such securities will form a significant part of a Portfolio's investment holdings. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                Asset-backed securities present certain risks that are not presented by other securities in which a Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.


                Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. The Portfolios will not invest to any significant extent in structured securities.



                Loan Participations and Assignments. The Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrower (a

"Borrower") and one or more financial institutions ("Lenders"). The majority of a Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Portfolio having a contractual relationship only with the Lender, not with the Borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the particular Portfolio and the Borrower is determined by CSAM to be creditworthy.


                When a Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


                There are risks involved in investing in Participations and Assignments. The Portfolios may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet that Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.


Temporary Defensive Strategies

                When CSAM believes that a defensive posture is warranted, the Portfolios may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements. It is not expected that defensive positions in investment grade debt securities will be utilized under normal conditions.

Securities of Other Investment Companies


                The Portfolios may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, the Portfolios may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of a Portfolio's total assets and (iii) when added to all other investment company securities held by a Portfolio, do not exceed 10% of the value of that Portfolio's total assets. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio would bear directly in connection with its own operations.


Lending of Portfolio Securities


                The Portfolios may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 33-1/3% of a Portfolio's total assets (including the loan collateral) taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolios and that is acting as a "finder."



                By lending its securities, a Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Portfolio must be able to terminate the loan at any time; (iv) a Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Portfolio's securities will be fully collateralized and marked to market daily.



                The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Portfolios, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Fund's ability to collect sales charges and certain other fees, and a requirement that each Portfolio that invests in the Investment Funds will do so at the same price as each other

Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.


When-Issued Securities and Delayed-Delivery Transactions


                The Portfolios may purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. The Capital Appreciation Portfolio and the Small Cap Value Portfolio currently anticipates that when-issued securities will not exceed 20% of their total assets. The Select Equity Portfolio will not invest more than 25% of its net assets in when-issued securities. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Portfolios will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When a Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


To-Be-Announced Mortgage-Backed Securities

                As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, a Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Portfolio. For a further description of mortgage-backed securities, see "Structured Securities - Mortgage-Backed Securities" above.

Stand-By Commitment Agreements


                The Portfolios may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at a Portfolio's option specified securities at a specified price. A Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by a Portfolio, although a Portfolio can sell the underlying securities to a third party at any time.



                The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, a Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. A Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.



                The amount payable to a Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.


                The Portfolios expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).


                The Portfolios would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolios would be valued at zero in determining net asset value. Where a Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of a Portfolio 's portfolio.



                The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax exempt to the investment company.



Short Sales



                Each Portfolio may from time to time sell securities short. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales "against the box") will not exceed 20% of a Portfolio's net assets. It is not expected that short sales will be used to a significant extent by the Select Equity Portfolio.


                To deliver the securities to the buyer, a Portfolio must arrange through a broker to borrow the securities and, in so doing, a Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Portfolio is required to pay in connection with a short sale.


                A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, a Portfolio will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, a Portfolio will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.



                Short Sales Against the Box. Each Portfolio may enter into short sales "against the box." Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. It is not expected that short sales "against the box" will be used to a significant extent by the Select Equity Portfolio. In a short sale, the investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security a Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. A Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Portfolios may utilize short sales against the box for investment purposes. A Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in a Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but a Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                If a Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolios may effect short sales.


Convertible Securities

                Convertible securities in which the Portfolios may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants

                The Portfolios may each invest in warrants. The Capital Appreciation Portfolio and the Small Cap Value Portfolio may each invest up to 10% of their respective net assets in warrants. It is not expected that the Select Equity Portfolio will invest in warrants to a significant extent. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolios may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.


                Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities

                Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities include, certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



                In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.



                Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASD, Inc.



                An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board. In reaching liquidity decisions, the Board or its delegate may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


                Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from a Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Small Capitalization and Emerging Growth Companies; Unseasoned Issuers


                Investments in small- and medium- sized and emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones. Under normal market conditions the Small Cap Value Portfolio will invest at least 80% of its net assets in small capitalization companies. The Select Equity Portfolio generally will not invest more than 20% of its net assets in such securities. The Capital Appreciation Portfolio is not expected to invest in such securities to any significant extent. For the purposes of the Small Cap Value Portfolio, "small" companies are those whose market capitalization at the time of purchase is within the range of capitalizations of companies in the Russell 2000 Index.



"Special Situation Companies"



                The Portfolios may each invest in the securities of "Special Situation Companies." "Special Situation Companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.


Borrowing


                Each Portfolio may each borrow up to 33 1/3% of its total assets for temporary or emergency purposes including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of a Portfolio's net assets. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. A Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.


Reverse Repurchase Agreements and Dollar Rolls


                The Portfolios may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and its use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.



                The Portfolios also may enter into "dollar rolls," in which a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forgo principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has agreed to purchase. At the time a Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.


Zero Coupon Securities


                The Portfolios may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representation interests in such stripped debt obligations and coupons. Such investment in zero coupon securities is subject to the Portfolios' overall limit on investing in debt securities. The Select Equity Portfolio will not invest more than 5% of its net assets in such securities. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends a Portfolio must pay each year and, in order to generate cash necessary to pay such dividends, a Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, in the recent past, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.


Government Zero Coupon Securities


                The Portfolios may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities").


REITs


                The Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, a Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.


                Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS


                Certain investment limitations of each Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the respective Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of such restriction.


                The following investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 15 may be changed by a vote of the Board at any time.

                A Portfolio may not:

                1. Borrow money, except that a Portfolio may (a) borrow from banks and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by a Portfolio may not exceed 33 1/3% of the value of the respective Portfolio's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                2. Issue any senior securities, except as permitted under the 1940 Act;


                3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as (a) it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and (b) the sale of securities in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting;


                4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

                5. Purchase or sell commodities or commodity contracts, except that a Portfolio may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and may purchase and sell options, futures contracts, and options on futures contracts, and purchase and sell currencies on a forward commitment or delayed-delivery basis.


                6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction (i) the acquisition of bonds, debentures or other debt instruments or fixed-income securities or interests therein and investment in government obligations, Loan Participations and Assignments and other structured securities, short-term commercial paper, certificates of deposit and bankers' acceptances; and (ii) the purchase of restricted or illiquid securities shall not be deemed to be the making of a loan.



                7. Purchase any securities which would cause 25% or more of the value of a Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or in municipal bonds (including industrial development bonds) and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


                8. Except for the Select Equity Portfolio, purchase the securities of any issuer if as a result (a) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer or
(b) the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that these percentage limitations do not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these percentage limitations.




                In addition to the fundamental investment limitations specified above, a Portfolio may not:

                9. Make investments for the purpose of exercising control or management, but investments by the Portfolio in controlled investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

                10. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and sales of securities, and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts and transactions in currencies.

                11. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options, purchase of securities on a "when-issued," forward commitment or delayed-delivery basis, collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and hedging transactions in general short sales and short sales "against the box."

                13. Invest in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations if as a result more than 15% of the net assets of a Portfolio would be invested in such securities.

                14. Invest in warrants (other than warrants acquired by a Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Capital Appreciation Portfolio or Small Cap Value Portfolio's net assets.

                15. Make additional investments (including roll-overs) if a Portfolio's borrowings exceed 5% of its net assets.



                For purposes of Investment Limitation No. 2, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.


                               PORTFOLIO VALUATION

                The following is a description of the procedures to used by a Portfolio in valuing its assets.


                Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.



                Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.



                If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.



                Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined in good faith by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.



                Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.



                Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Portfolio's net asset value is not calculated. As a result, calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.


                             PORTFOLIO TRANSACTIONS


                CSAM is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.



                CSAM will select specific portfolio investments and effect transactions for each Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with each Portfolio are not reduced by reason of its receiving any brokerage and research services.



                For the fiscal year ended October 31, 2002, $0 of each of the Select Equity Portfolio's, Capital Appreciation Portfolio's and the Small Cap Value Portfolio's total brokerage commissions were paid to brokers and dealers who provided research services. The Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio's each directed $0 in transactions to brokers and dealers who provided such research. Research received from brokers or dealers is supplemental to CSAM's own research program.



                All orders for transactions in securities or options on behalf of a Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. A Portfolio may utilize CSAMSI or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.


                Investment decisions for a Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including each Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.


                For the past fiscal period from January 31, 2002 through October 31, 2002 the Portfolios paid brokerage commissions as follows:



October 31, 2002



Portfolio                                           Brokerage Commissions
---------                                           ---------------------
Select Equity Portfolio                                 $   15,341
Capital Appreciation Portfolio                          $   18,900

                In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston Corporation ("CS First Boston") or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, a Portfolio will not give preference to any institutions with whom a Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.





                Transactions for a Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.


                The Portfolios may participate, if and when practicable, in bidding for the purchase of securities for a Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolios will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in a Portfolio's interest.




                As of October 31, 2002, the Portfolios held the following securities of their regular brokers or dealers:



-------------------------------------------------------------------------------------------------
                                                                             Aggregate Value
Portfolio                                     Name of Securities             of the Holdings
-------------------------------------------------------------------------------------------------
                                      State Street Bank and Trust Co. -         $   368,000
Select Equity Portfolio               Euro Time Deposit
-------------------------------------------------------------------------------------------------
                                      State Street Bank and Trust Co. -
Capital Appreciation Portfolio        Euro Time Deposit                         $   364,000
-------------------------------------------------------------------------------------------------
Small Cap Value Portfolio             N/A                                       $         0
-------------------------------------------------------------------------------------------------



                               PORTFOLIO TURNOVER


                The Portfolios do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Portfolio deems it desirable to sell or purchase securities. A Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.



                Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.



                It is not possible to predict the Portfolios' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders. For the fiscal year ended October 31, 2002, the Select Equity Portfolio's turnover rate was ___% and the Capital Appreciation Portfolio's turnover rate was ___%. The Small Cap Value Portfolio's had not commenced operations as of the date of this Statement of Additional Information.


                             MANAGEMENT OF THE FUND

Officers and Board of Directors


                The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and companies that furnish services to the Fund, including agreements with custodian and transfer agent.



                The names and ages of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

--------------------------------------------------------------------------------------------------------
                                                                             Number
                                                                             of
                                          Term of                            Portfolios
                                          Office(1)                          in Fund
                                          and                                Complex     Other
                             Position(s)  Length     Principal               Overseen    Directorships
                             Held with    of Time    Occupation(s) During    by          Held by
Name, Address and Age        Fund         Served     Past Five Years         Director    Director
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------
Richard H. Francis           Director     Since      Currently retired;         54       None
c/o Credit Suisse Asset                   1999       Executive Vice
Management, LLC                                      President and Chief
466 Lexington Avenue                                 Financial Officer of
New York, New York                                   Pan Am Corporation
10017-3140                                           and Pan American
Age:  70                                             World Airways, Inc.
                                                     from 1988 to 1991
--------------------------------------------------------------------------------------------------------
Jack W. Fritz                Director     Since      Private investor;          53       Director of
2425 North Fish Creek                     Fund       Consultant and                      Advo, Inc.
Road                                      inception  Director of Fritz                   (direct mail
P.O. Box 1287                                        Broadcasting, Inc.                  advertising)
Wilson, Wyoming 83014                                and Fritz
Age: 75                                              Communications
                                                     (developers and
                                                     operators of radio
                                                     stations) since 1987
--------------------------------------------------------------------------------------------------------
Jeffrey E. Garten            Director     Since      Dean of Yale School        53       Director of
Box 208200                                1998       of Management and                   Aetna, Inc.;
New Haven, Connecticut                               William S. Beinecke                 Director of
06520-8200                                           Professor in the                    Calpine
Age: 56                                              Practice of                         Energy
                                                     International Trade                 Corporation;
                                                     and Finance;                        Director of
                                                     Undersecretary of                   Car Max Group
                                                     Commerce for                        (used car
                                                     International Trade                 dealers)
                                                     from November 1993 to
                                                     October 1995;
                                                     Professor at Columbia
                                                     University from
                                                     September 1992 to
                                                     November 1993
--------------------------------------------------------------------------------------------------------


----------------

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

--------------------------------------------------------------------------------------------------------
                                                                             Number
                                                                             of
                                          Term of                            Portfolios
                                          Office(1)                          in Fund
                                          and                                Complex     Other
                             Position(s)  Length     Principal               Overseen    Directorships
                             Held with    of Time    Occupation(s) During    by          Held by
Name, Address and Age        Fund         Served     Past Five Years         Director    Director
--------------------------------------------------------------------------------------------------------
Peter F. Krogh               Director     Since      Dean Emeritus and          53       Member of
301 ICC                                   2001       Distinguished                       Board of The
Georgetown University                                Professor of                        Carlisle
Washington, DC 20057                                 International Affairs               Companies
Age: 66                                              at the Edmund A.                    Inc.;  Member
                                                     Walsh School of                     of Selection
                                                     Foreign Service,                    Committee for
                                                     Georgetown                          Truman
                                                     University; Moderator               Scholars and
                                                     of PBS foreign                      Henry Luce
                                                     affairs television                  Scholars;
                                                     series                              Senior
                                                                                         Associate of
                                                                                         Center for
                                                                                         Strategic and
                                                                                         International
                                                                                         Studies;
                                                                                         Trustee of
                                                                                         numerous
                                                                                         world affairs
                                                                                         organizations
--------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.         Director     Since      Currently retired;         55       Director of
c/o Credit Suisse Asset                   1999       President and Chief                 Education
Management, LLC                                      Operating Officer of                Management
466 Lexington Avenue                                 National InterGroup,                Corp.
New York, New York                                   Inc. (holding
10017-3140                                           company) from April
Age: 71                                              1989 to March 1991;
                                                     Chairman of Permian
                                                     Oil Co. from April
                                                     1989 to March 1991
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                             Number
                                                                             of
                                          Term of                            Portfolios
                                          Office(1)                          in Fund
                                          and                                Complex     Other
                             Position(s)  Length     Principal               Overseen    Directorships
                             Held with    of Time    Occupation(s) During    by          Held by
Name, Address and Age        Fund         Served     Past Five Years         Director    Director
--------------------------------------------------------------------------------------------------------
Steven N. Rappaport          Director     Since      Partner of Lehigh          54       None
Lehigh Court, LLC                         1999       Court, LLC since July
40 East 52nd Street,                                 2002; President of
New York, New York 10022                             SunGard Securities
Age: 54                                              Finance, Inc., from
                                                     2001 to July 2002;
                                                     President of Loanet,
                                                     Inc. (on-line
                                                     accounting service)
                                                     from 1995 to 2001;
                                                     Director, President,
                                                     North American
                                                     Operations, and
                                                     former Executive Vice
                                                     President from 1992 to
                                                     1993 of Worldwide
                                                     Operations of Metallurg
                                                     Inc. (manufacturer of
                                                     specialty metals and
                                                     alloys); Executive Vice
                                                     President, Telerate,
                                                     Inc. (provider of
                                                     real-time information
                                                     to the capital markets)
                                                     from 1987 to 1992;
                                                     Partner in the law firm
                                                     of Hartman & Craven
                                                     until 1987
--------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------------------------------
William W. Priest(2)         Director     Since      Co-Managing Partner,       60       None
Steinberg Priest &                        1999       Steinberg Priest &
Sloane Capital                                       Sloane Capital
Management                                           Management since
12 East 49th Street                                  March 2001; Chairman
12th Floor                                           and Managing Director
New York, New York                                   of CSAM from 2000 to
10017                                                February 2001, Chief
Age:  61                                             Executive Officer and
                                                     Managing Director of
                                                     CSAM from 1990 to 2000
--------------------------------------------------------------------------------------------------------


----------------

(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provides consulting services to CSAM.

--------------------------------------------------------------------------------------------------------
                                                                             Number
                                                                             of
                                          Term of                            Portfolios
                                          Office(1)                          in Fund
                                          and                                Complex     Other
                             Position(s)  Length     Principal               Overseen    Directorships
                             Held with    of Time    Occupation(s) During    by          Held by
Name, Address and Age        Fund         Served     Past Five Years         Director    Director
--------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------
Laurence R. Smith            Chairman     Since      Managing Director and   --                --
Credit Suisse Asset                       2002       Global Chief
Management, LLC                                      Investment Officer of
466 Lexington Avenue                                 CSAM; Associated with
New York, New York                                   J.P. Morgan
10017-3140                                           Investment Management
Age:  44                                             from 1981 to 1999;
                                                     Officer of other
                                                     Credit Suisse Funds
--------------------------------------------------------------------------------------------------------
Hal Liebes, Esq.             Vice         Since      Managing Director and      --             --
Credit Suisse Asset          President    1999       Global General
Management, LLC              and                     Counsel of CSAM;
466 Lexington Avenue         Secretary               Associated with
New York, New York                                   Lehman Brothers, Inc.
10017-3140                                           from 1996 to 1997;
Age:  38                                             Associated with CSAM
                                                     from 1995 to 1996;
                                                     Associated with CS
                                                     First Boston
                                                     Investment Management
                                                     from 1994 to 1995;
                                                     Associated with
                                                     Division of
                                                     Enforcement, U.S.
                                                     Securities and
                                                     Exchange Commission
                                                     from 1991 to 1994;
                                                     Officer of other
                                                     Credit Suisse Funds
--------------------------------------------------------------------------------------------------------
Michael A. Pignataro         Treasurer    Since      Director and Director      --             --
Credit Suisse Asset          and Chief    1999       of Fund
Management, LLC              Financial               Administration of
466 Lexington Avenue         Officer                 CSAM; Associated with
New York, New York                                   CSAM since 1984;
10017-3140                                           Officer of other
Age:  43                                             Credit Suisse Funds
--------------------------------------------------------------------------------------------------------
Gregory N. Bressler, Esq.    Assistant    Since      Director and Deputy        --             --
Credit Suisse Asset          Secretary    2000       General Counsel;
Management, LLC                                      Associated with CSAM
466 Lexington Avenue                                 since January 2000;
New York, New York                                   Associated with the
10017-3140                                           law firm of Swidler
Age:  36                                             Berlin Shereff
                                                     Friedman LLP from
                                                     1996 to 2000; Officer
                                                     of other Credit
                                                     Suisse Funds
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                             Number
                                                                             of
                                          Term of                            Portfolios
                                          Office(1)                          in Fund
                                          and                                Complex     Other
                             Position(s)  Length     Principal               Overseen    Directorships
                             Held with    of Time    Occupation(s) During    by          Held by
Name, Address and Age        Fund         Served     Past Five Years         Director    Director
--------------------------------------------------------------------------------------------------------
Kimiko T. Fields, Esq.       Assistant    Since      Vice President and         --             --
Credit Suisse Asset          Secretary    2002       Legal Counsel;
Management, LLC                                      Associated with CSAM
466 Lexington Avenue                                 since January 1998;
New York, New York                                   Officer of other
10017-3140                                           Credit Suisse Funds
Age:  39
--------------------------------------------------------------------------------------------------------
Rocco A. DelGuercio          Assistant    Since      Vice President and         --             --
Credit Suisse Asset          Treasurer    1999       Administrative
Management, LLC                                      Officer of CSAM;
466 Lexington Avenue                                 Associated with CSAM
New York, New York                                   since June 1996;
10017-3140                                           Assistant Treasurer,
Age:  39                                             Bankers Trust Co. --
                                                     Fund Administration
                                                     from March 1994 to
                                                     June 1996; Mutual
                                                     Fund Accounting
                                                     Supervisor, Dreyfus
                                                     Corporation from
                                                     April 1987 to March
                                                     1994; Officer of
                                                     other Credit Suisse
                                                     Funds
--------------------------------------------------------------------------------------------------------
Joseph Parascondola          Assistant    Since      Assistant Vice             --             --
Credit Suisse Asset          Treasurer    2000       President - Fund
Management, LLC                                      Administration of
466 Lexington Avenue                                 CSAM since April
New York, New York                                   2000; Assistant Vice
10017-3140                                           President, Deutsche
Age:  39                                             Asset Management from
                                                     January 1999 to April
                                                     2000; Assistant Vice
                                                     President, Weiss,
                                                     Peck & Greer LLC from
                                                     November 1995 to
                                                     December 1998;
                                                     Officer of other
                                                     Credit Suisse Funds
--------------------------------------------------------------------------------------------------------
Robert M. Rizza              Assistant    Since      Assistant Vice             --             --
Credit Suisse Asset          Treasurer    2002       President of CSAM
Management, LLC                                      (January 2001 to
466 Lexington Avenue                                 present);
New York, NY                                         Administrative
10017-3140                                           Officer of CSAM
Age: 36                                              (March 1998 to
                                                     December 2000);
                                                     Assistant Treasurer
                                                     of Bankers Trust Co.
                                                     (April 1994 to March
                                                     1998); Officer of
                                                     other Credit Suisse
                                                     Funds
--------------------------------------------------------------------------------------------------------

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX



As reported to the Fund(s), the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2002.



-------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range of
                                                                  Equity Securities in all
                                                                  Registered Investment
                                                                  Companies Overseen by
                                  Dollar Range of Equity          Director in Family of
Name of Director                  Securities in the Fund*,(3)     Investment Companies*,(3)
-------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------
Richard H. Francis                Select Equity - A               E
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------
Jack W. Fritz                     Select Equity - A               E
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------
Jeffrey E. Garten                 Select Equity - A               A
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------
Peter F. Krogh                    Select Equity - A               D
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------
James S. Pasman, Jr.              Select Equity - A               C
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------
Steven N. Rappaport               Select Equity - A               D
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
-------------------------------------------------------------------------------------------------
William W. Priest                 Select Equity - A               A
                                  Capital Appreciation - A
                                  Small Cap Value - A
-------------------------------------------------------------------------------------------------


----------------

(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

           Information concerning Committees and Meetings of Directors



                The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.



                In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its adviser and affiliates by the independent public accountants. The Audit Committee of the Fund met 4 times during the fiscal year ended October 31, 2002.



                The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Directors. The Nominating Committee of the Fund met twice during the fiscal year ended October 31, 2002.



                No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates, receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the Chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.



Directors' Compensation



(for the fiscal year ended October 31, 2002)



                                                                               Total Number
                                                                               of Funds for
                                                                                   Which
                                                         Total Compensation      Director
                                                         from all Investment      Serves
   Name of                                Capital       Companies Managed by    Within Fund
   Director           Select Equity     Appreciation            CSAM              Complex
----------------      --------------  ---------------   --------------------   -------------
William W. Priest(1)  None            None              None                        60
Richard H. Francis    $    937.50     $       937.50    $    103,749.50             54
Jack W. Fritz         $    937.50     $       937.50    $     94,374.48             53

                                                                               Total Number
                                                                               of Funds for
                                                                                   Which
                                                         Total Compensation      Director
                                                         from all Investment      Serves
   Name of                                Capital       Companies Managed by    Within Fund
   Director           Select Equity     Appreciation            CSAM              Complex
----------------      --------------  ---------------   --------------------   -------------

Jeffrey E. Garten     $    937.50     $       937.50    $     97,499.50             53
Peter F. Krogh        $    937.50     $       937.50    $     99,099.50             53
James S. Pasman, Jr.  $    937.50     $       937.50    $    103,599.50             55
Steven N. Rappaport   $    937.50     $       937.50    $    110,544.76             54


----------------




1. Mr. Priest is an "interested person" of the Fund and, accordingly, receives no compensation from the Fund or any other investment company advised by CSAM.







                As of January 31, 2003, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.







Investment Advisory Agreements



                CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147, serves as investment adviser to the Portfolios pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland. As of September 31, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion of assets under management in the U.S.



                The Advisory Agreement between CSAM and the Fund has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.



                Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.



                The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of a Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.



                The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.



                The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).



                For its services to the Capital Appreciation, Select Equity and Small Cap Value Portfolios, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.50%, 0.50% and 0.63% of such Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Portfolio.



                For the fiscal year ended October 31, 2002, the Portfolios paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Portfolios under the Advisory Agreements as follows:

OCTOBER 31, 2002




---------------------------------------------------------------------------------------------------
       Portfolio          Fees Paid (After Waivers)           Waivers            Reimbursements
---------------------------------------------------------------------------------------------------
Capital Appreciation
Portfolio                           $ 0                       $ 37,303               $ 16,515
---------------------------------------------------------------------------------------------------
Select Equity Portfolio             $ 0                       $ 16,925               $ 40,871
---------------------------------------------------------------------------------------------------




Board Approval of Advisory Agreements



                In approving the Advisory Agreement, the Board of Directors of the Fund, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to each Portfolio. The Board of Directors also considered each Portfolio's performance relative to a selected peer group, each Portfolio's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors noted information received at regular meetings throughout the year related to each Portfolio's performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of each Portfolio. The Board reviewed the profitability to CSAM and its affiliates of their services to the Fund and considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Portfolio expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as Portfolio assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.



Administration Agreements



                CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).






                For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Portfolio pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.1 % of the Portfolio's average daily net assets. For the fiscal period ended October 31, 2002, the Select Equity and Capital Appreciation Portfolios paid $3,385 and $7,461, respectively, in administration fees to CSAMSI.




---------------------------------------------------------------------------------------------------
       Portfolio           Fees Paid (After Waivers)            Waivers            Reimbursements
---------------------------------------------------------------------------------------------------
Capital Appreciation
Portfolio                           $7,461                       $  0                    $  0
---------------------------------------------------------------------------------------------------
Select Equity Portfolio             $3,385                       $  0                    $  0
---------------------------------------------------------------------------------------------------




                State Street became co-administrator to the Select Equity and Capital Appreciation Portfolios on July 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of ..05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. For the period from July 1, 2002 through October 31, 2002, the Capital Appreciation Portfolio and the Select Equity Portfolio paid State Street fees under the State Street Co-Administration Agreement of $2,583 and $3,385, respectively.



                PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group served as a co-administrator to the Capital Appreciation and Select Equity Portfolios prior to July 1, 2002. PFPC received from each Portfolio a fee calculated at an annual rate of .075% of the Portfolio's first $500 million in average daily net assets, .065% of the next $1 billion in average daily net assets and .055% of average daily net assets exceeding $1.5 billion, exclusive of out-of-pocket expenses.



                During the fiscal period from November 1, 2001 through June 30, 2002, PFPC earned the following amounts in co-administration fees.




-------------------------------------------------------------------
            PORTFOLIO                YEAR            PFPC
-------------------------------------------------------------------
Capital Appreciation Portfolio     2002           $1,010
-------------------------------------------------------------------
Select Equity Portfolio            2002           $835
-------------------------------------------------------------------


Code of Ethics


                The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolio. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.


                The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent


                State Street serves as custodian of each Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities held by it and
(v) makes periodic reports to the Board concerning each Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of each Portfolio. For this service to the Portfolios under the Custodian Agreements, State Street receives a fee which is calculated based upon each Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.



                Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of the Portfolios pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios,
(ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.


Distribution and Shareholder Servicing


                CSAMSI serves as the distributor of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.



                Each Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at that Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs. A Portfolio may reimburse part of the Service Fee at rates it would normally pay to the transfer agent for providing the services.


Organization of the Fund


                The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue full and fractional shares of capital stock, par value $.001 per share. Shares of ten series are classified.


                The Portfolios are open-end management investment companies. With the exception of the Select Equity Portfolio, the Portfolios are diversified . The Select Equity Portfolio is non-diversified.


                All shareholders of the Portfolios, upon liquidation, will participate ratably in the respective Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                The offering price of each Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)


                If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.


                A Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Fund.

                               EXCHANGE PRIVILEGE


                Shareholders of the Portfolio may exchange all or part of their shares for shares of other portfolios of the Fund and institutional shares of the Credit Suisse Fund on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a Portfolio with a different investment objective when they believe that a shift between Portfolios is an appropriate investment decision.



                If an exchange request is received by Credit Suisse Institutional Fund or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the respective Portfolio's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. A Portfolio may refuse exchange purchases at any time without notice.



                The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 800-222-8977.



                The Portfolios reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.


                     ADDITIONAL INFORMATION CONCERNING TAXES

                The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Portfolios and their Investments


                The Portfolios intend to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year,
(i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.



                As regulated investment companies, the Portfolios will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and on their net realized long-term and short-term capital gains, if any, that they each distribute to their respective shareholders, provided that an amount equal to at least 90% of the sum of their respective investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over their net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that they does not distribute to its shareholders. Any dividend declared by the Portfolios in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the relevant Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.



                The Portfolios intend to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Portfolios currently expect to distribute any such excess annually to their shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount,
(b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").


                The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolios anticipate that they will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.


                If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, a Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



                A Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by that Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Portfolios will monitor their transactions, will make the appropriate tax elections and will make the appropriate entries in their books and records when they engage in a short sale or short sale against the box or acquire any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.



                Each Portfolio's investments in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though a Portfolio receives no cash distribution until maturity. Under the U.S. federal tax laws, a Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of a Portfolio.


Passive Foreign Investment Companies


                If a Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, a Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.



                Alternatively, a Portfolio may make mark-to-market elections that will result in the Portfolio being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of a Portfolio, unless revoked with the consent of the IRS. By making the election, a Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The Portfolios will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


Dividends and Distributions


                Dividends of taxable net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-realized long-term capital gains, if any, that a Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. Dividends and distributions paid by a Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets).


                Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.


                If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


Sales of Shares


                Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.


Foreign Taxes


                Income received by a Portfolio from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. A Portfolio may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Portfolio qualifies as a regulated investment company, (ii) certain asset and distribution requirements are satisfied, and (iii) more than 50% of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations. A Portfolio may qualify for and make this election (the "Foreign Tax Credit Election") in some, but not necessarily all, of its taxable years. If a Portfolio were to make such an election, shareholders of the Portfolio would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, a Portfolio will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit.

No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.


                It is expected that a Portfolio will not be eligible to make the Foreign Tax Credit Election. In the absence of such an election, the foreign taxes paid by a Portfolio will reduce its investment company taxable income, and distributions of investment company taxable income received by the Portfolio from non-U.S. sources will be treated as United States source income when distributed to shareholders.

Backup Withholding


                A Portfolio may be required to withhold, for United States federal income tax purposes, a portion of the dividends and distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.


Notices


                Shareholders will be notified annually by each Portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Portfolio and its Investments") made by that Portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.


Other Taxation


                Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.


THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                          DETERMINATION OF PERFORMANCE


                From time to time, a Portfolio may quote the total return of its shares in advertisements or in reports and other communications to shareholders. Current total return figures may be obtained by calling Credit Suisse Funds at 800-927-2874.






                Average Annual Total Returns. Each Portfolio that advertises its "average annual total return" computes such return separately by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:



              n
        P(1+T) = ERV

        Where:        P = hypothetical initial payment of $1,000;

                      T = average annual total return;

                      n=number of years; and

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).



                Each Portfolio that advertises its "aggregate total return" computes such returns separately by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:




                           ERV
Aggregate Total Return = [(---) - l]
                            P



                The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable "ERV" in the formulas) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Investors should note that this performance may not be representative of the Portfolios' total returns in longer market cycles.



                The average annual total returns of the following Portfolios for the periods ended October 31, 2002 were as follows:



------------------------------------------------------------------------------------------------
                                                                      Since
                                        5 year         10 year      Inception
Portfolio                 1 year     (annualized)   (annualized)   (cumulative)  Inception Date
------------------------------------------------------------------------------------------------
Select Equity               N/A          N/A             N/A           -21.30%     1/31/02
------------------------------------------------------------------------------------------------
Capital Appreciation        N/A          N/A             N/A           -26.30%     1/31/02
------------------------------------------------------------------------------------------------



                The aggregate total returns of the following Portfolios for the periods ended October 31, 2002 since inception were as follows:



Portfolio                            Aggregate Return        Inception Date
---------                            ----------------        --------------
Select Equity                              -21.30%               1/31/02
Capital Appreciation                       -26.30%               1/31/02

                Because the Small Cap Value Portfolio does not have a full calendar year of performance, performance for this Portfolio is not presented.




                From time to time, Portfolio service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Portfolio expenses. The performance figures above reflect the impact of these fee waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.




                The Portfolios may also from time to time include in advertising an aggregate total return figure or a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, in comparing a Portfolio's total return with data published by Lipper Inc., CDA/Wiesenberger Investment Technologies, Inc. or Wiesenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Portfolio may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of a Portfolio's return over a longer market cycle. A Portfolio may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period. Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).





                After-Tax Return



                From time to time the Portfolios may include after-tax performance information in advertisements. To the extent the Portfolios include such information, it will be computed according to the following formulas:



Average Annual Total Return (After Taxes on Distributions)



                                        n
                                P(1 + T)  = ATV
                                               D

Where:  P       =   a hypothetical initial payment of $1,000.

        T       =   average annual total return (after taxes on distributions).

        n       =   number of years.

        ATV     =  ending value of a hypothetical $1,000 investment made at the
           D       beginning of the 1-, 5- or 10-year period at the end of the
                   1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.



                The aggregate total returns (after taxes on distributions) for each Portfolio's shares for the periods ended October 31, 2002 were as follows:




-----------------------------------------------------------------------------------------------
       Portfolio           1 year      3 year      5 year     10 year      Since Inception
-----------------------------------------------------------------------------------------------
Select Equity               N/A         N/A         N/A         N/A      -21.30%     1/11/02
-----------------------------------------------------------------------------------------------
Capital Appreciation        N/A         N/A         N/A         N/A      -26.30%     1/11/02
-----------------------------------------------------------------------------------------------



Average Annual Total Return (After Taxes on Distribution and Redemptions)



                                        n
                                P(1 + T)  = ATV
                                               DR

Where:  P       =   a hypothetical initial payment of $1,000.

        T       =   average annual total return (after taxes on distributions
                    and redemption).

        n       =   number of years.

        ATV     =   ending value of a hypothetical $1,000 investment made at the
           DR
beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.



                The aggregate total returns (after taxes on distributions and redemptions of Portfolio shares) for each of the following Portfolios for the periods ended October 31, 2002 were as follows:




-----------------------------------------------------------------------------------------------
      Portfolio           1 year       3 year      5 year     10 year      Since Inception
-----------------------------------------------------------------------------------------------
Select Equity               N/A         N/A         N/A         N/A      -13.08%     1/11/02
-----------------------------------------------------------------------------------------------
Capital Appreciation        N/A         N/A         N/A         N/A      -16.15%     1/11/02
-----------------------------------------------------------------------------------------------




                The performance of each Portfolio's shares will vary from time to time depending upon market conditions, the composition of a Portfolio and operating expenses allocable to it. As described above, total return and yield are based on historical earnings and are not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, each Portfolio's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by financial representatives directly to their customers in connection with investments in Portfolio shares are not reflected in the Portfolio's performance figures and such fees, if charged, will reduce the actual return received by customers on their investments.





                In addition, reference may be made in advertising shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. The Portfolio may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.


                The Select Equity Portfolio and the Capital Appreciation may each compare their performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper, Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Standard and Poor's 500 Index; (iii) the Russell 1000 Growth Index; or (iv) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Small Cap Value Portfolio may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Russell 2000 Index; (iii) the Russell 2000 Value Index; or (iv) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Portfolios may also include evaluations of each Portfolio published by nationally recognized ranking services and by financial publications such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Portfolio may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.



                In reports or other communications to investors or in advertising, each Portfolio may also describe the general biography or work experience of the portfolio managers of the Portfolio and may include quotations attributable to the portfolio managers describing approaches taken in managing the Portfolio's investments, research methodology underlying stock selection or the Portfolio's investment objective. In addition, each Portfolio and its portfolio managers may render updates of Portfolio activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Portfolio with respect to relevant market and industry benchmarks. A Portfolio may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on the Portfolio otherwise composed of domestic securities.


                       INDEPENDENT ACCOUNTANTS AND COUNSEL


                PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The financial statements for the Portfolios for the fiscal year ended October 31, 2002 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019 serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.



                                  MISCELLANEOUS



                As of January 24, 2003, the name, address and percentage of ownership of each person that owns of record 5% or more of each Portfolio's outstanding shares were as follows:



-------------------------------------------------------------------------------------------------
                                                                       PERCENT OWNED AS OF
           PORTFOLIO                  NAME AND ADDRESS                   JANUARY 24, 2003
-------------------------------------------------------------------------------------------------
Select Equity Portfolio           Trustlynx & Co.                             30.17%
                                  House Account
                                  PO Box 173736
                                  Denver, CO 80217-3736
-------------------------------------------------------------------------------------------------
                                  The Regional Medical Center                 20.38%
                                  of Orangeburg & Colhound
                                  County
                                  3000 St. Matthew Rd.
                                  Orangeburg, SC 29118
-------------------------------------------------------------------------------------------------
                                  Bost & Co.                                  16.47%
                                  A/C NIAF2084002
                                  Mutual Funds Operations
                                  PO Box 3198
                                  Pittsburgh, PA 15230-3198
-------------------------------------------------------------------------------------------------
                                  Wendel & Co.                                16.46%
                                  A/C 767945
                                  The Bank of New York
                                  Mutual Fund/Reorg Dept.
                                  PO Box 1066 Wall St. Station
                                  New York, NY 10268-1066
-------------------------------------------------------------------------------------------------
                                  Huntington Hospital Endowment               8.72%
                                  Attn: Finance Dept./Kevin
                                  Lawlor
                                  270 Park Avenue
                                  Huntingon, NY 11743-2799
-------------------------------------------------------------------------------------------------
                                  State St. Bank & Trust TTEE                 6.21%
                                  Fenway Holdings LLC Master
                                  Trust
                                  PO Box 470
                                  Boston, MA 02102-0470
-------------------------------------------------------------------------------------------------

Capital Appreciation Portfolio    Trustlynx & Co.                             59.94%
                                  House Account
                                  PO Box 173736
                                  Denver, CO 80217-3736
-------------------------------------------------------------------------------------------------
                                  EM Warburg Pincus & Co. Inc.                34.49%
                                  Ret Plan
                                  Attn: Tim Curt
                                  466 Lexington Ave.
                                  New York, NY 10017-3140
-------------------------------------------------------------------------------------------------
                                  Fidelity Investment                         5.57%
                                  Institutional
                                  Operations CNT as Agent for
                                  Certain
                                  Employee Benefit Plans
                                  100 Magellan Way
                                  Covington, KY 41015-1999
-------------------------------------------------------------------------------------------------



                              FINANCIAL STATEMENTS


                The Fund's audited Annual Report dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolios included therein. The Fund will furnish without charge a copy of the Annual Report upon request by calling the Fund at 1-800-222-8977.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings


                Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



                The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


Corporate Bond Ratings

                The following summarizes the ratings used by S&P for corporate bonds:

                AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

                CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                The following summarizes the ratings used by Moody's for corporate bonds:



                Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.


                Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings

                The following summarizes the two highest ratings used by S&P for short-term notes:

                SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.


                The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:


                MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings

                The following summarizes the ratings used by S&P for Municipal
Obligations:

                AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.


                To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


                D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                The following summarizes the highest four municipal ratings used by Moody's:



                Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.


                Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 28, 2003


                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                     INVESTMENT GRADE FIXED INCOME PORTFOLIO


This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Investment Grade Fixed Income Portfolio (the "Portfolio") that supplements information contained in the Prospectus for the Portfolio dated February 28, 2003.



The Fund's audited Annual Report, dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.



This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolio should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report relating to the Portfolio and information regarding the Portfolio's current performance may be obtained by writing or telephoning:

                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-222-8977

                                    Contents


                                                                                                              Page
                                                                                                              ----

INVESTMENT OBJECTIVE AND POLICIES.................................................................................1
       General Investment Strategies..............................................................................1
       Options on Securities and Securities Indices and Currency Transactions.....................................1
              Securities Options..................................................................................1
              Securities Index Options............................................................................4
              OTC Options.........................................................................................4
              Currency Transactions...............................................................................5
                     Forward Currency Contracts...................................................................5
                     Currency Options.............................................................................6
                     Currency Hedging.............................................................................6
              Futures Activities..................................................................................7
                     Futures Contracts............................................................................7
                     Options on Futures Contracts.................................................................8
              Hedging Generally...................................................................................8
              Asset Coverage for Forward Contracts, Options, Futures and Options on Futures.......................9
              Foreign Investments.................................................................................10
                     Foreign Currency Exchange....................................................................10
                     Information..................................................................................11
                     Political Instability........................................................................11
                     Foreign Markets..............................................................................11
                     Increased Expenses...........................................................................11
                     Foreign Debt Securities......................................................................11
                     Dollar-Denominated Debt Securities of Foreign Issuers........................................12
                     Brady Bonds..................................................................................12
                     Depository Receipts..........................................................................12
                     Emerging Markets.............................................................................13
       U.S. Government Securities.................................................................................13
       Municipal Obligations......................................................................................13
       Alternative Minimum Tax Bonds..............................................................................15
       Money Market Obligations...................................................................................15
              Repurchase Agreements...............................................................................15
              Money Market Mutual Funds...........................................................................15
       Debt Securities............................................................................................16
              Below Investment Grade Securities...................................................................17
              Structured Securities...............................................................................18
              Mortgage-Backed Securities..........................................................................18
              Asset-Backed Securities.............................................................................19
              Structured Notes, Bonds or Debentures...............................................................19
              Loan Participations and Assignments.................................................................19
       Interest Rate, Index, Mortgage and Currency Swaps; Interest Rate Caps, Floors and Collars..................20
       Temporary Defensive Strategies.............................................................................21
       Securities of Other Investment Companies...................................................................21

       Lending of Portfolio Securities............................................................................21
       Variable Rate and Master Demand Notes......................................................................22
       When-Issued Securities and Delayed-Delivery Transactions...................................................23
              To-Be-Announced Mortgage-Backed Securities..........................................................23
       Stand-By Commitment Agreements.............................................................................24
              Short Sales Against the Box.........................................................................25
       Convertible Securities.....................................................................................25
       Warrants...................................................................................................26
       Non-Publicly Traded and Illiquid Securities................................................................26
              Rule 144A Securities................................................................................27
       "Special Situation Companies"..............................................................................27
       Borrowing..................................................................................................28
       Reverse Repurchase Agreements and Dollar Rolls.............................................................28
       Zero Coupon Securities.....................................................................................28
       Government Zero Coupon Securities..........................................................................29
       REITs......................................................................................................29

INVESTMENT RESTRICTIONS...........................................................................................29

PORTFOLIO VALUATION...............................................................................................32

PORTFOLIO TRANSACTIONS............................................................................................33

PORTFOLIO TURNOVER................................................................................................35

MANAGEMENT OF THE FUNDS...........................................................................................36
       Officers and Board of Directors............................................................................36
       Information Concerning Committees and Meetings of Directors................................................42
       Directors' Compensation....................................................................................43
       Investment Advisory Agreements.............................................................................43
       Board Approval of Advisory Agreements......................................................................45
       Administration Agreements..................................................................................45
       Code of Ethics.............................................................................................46
       Custodian and Transfer Agent...............................................................................46
       Distribution and Shareholder Servicing.....................................................................47
       Organization of the Fund...................................................................................47

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................................................................48

EXCHANGE PRIVILEGE................................................................................................49
ADDITIONAL INFORMATION CONCERNING TAXES...........................................................................49
       The Portfolio and its Investments..........................................................................51
       Passive Foreign Investment Companies.......................................................................52
       Dividends and Distributions................................................................................52
       Sales of Shares............................................................................................53
       Foreign Taxes..............................................................................................53
       Backup Withholding.........................................................................................53
       Notices....................................................................................................53

       Other Taxation.............................................................................................54

DETERMINATION OF PERFORMANCE......................................................................................54
              Average Annual Total Returns........................................................................54
              After-Tax Return....................................................................................56

INDEPENDENT ACCOUNTANTS AND COUNSEL...............................................................................58

MISCELLANEOUS.....................................................................................................58

FINANCIAL STATEMENTS..............................................................................................59


Appendix -- Description of Ratings...............................................................................A-1

                        INVESTMENT OBJECTIVE AND POLICIES


                  The following information supplements the descriptions of the Portfolio's investment objective and policies in the Prospectus. There is no assurance that the Portfolio will achieve its investment objectives.


                  The investment objective of the Portfolio is total return.


                  Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes will be invested in investment grade fixed income securities. This percentage requirement will not be applicable during periods when the Portfolio pursues a temporary defensive strategy, as discussed below. The Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the Fund to become effective upon 60 days' notice to shareholders of the Fund prior to any such change.


General Investment Strategies


                  Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.



                  The Portfolio does not represent that these techniques are available now or will be available at any time in the future.



Options, Futures and Currency Exchange Transactions



                  The Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. The Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 20% of the Portfolio's total assets may be at risk in connection with investing in options on securities, futures contracts, securities indices and, if applicable, currencies. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.






                  Securities Options. The Portfolio may write covered put and call options on stock and debt securities and the Portfolio may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.


                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). The Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.


                  In the case of options written by the Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.


                  Additional risks exist with respect to certain of the securities for which the Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.


                  Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.



                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.



                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.


                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund, the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.


                  Securities Index Options. The Portfolio may purchase and the Portfolio may write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.



                  Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.


                  OTC Options. The Portfolio may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.


                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.



                  Currency Exchange Transactions. The value in U.S. dollars of the assets of the Portfolio that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.


                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the

Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

                  Currency Options. The Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.


                  Currency Hedging. The Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.



                  A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.



                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

                  Futures Activities. The Portfolio may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.



                  These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of the Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Portfolio's policies.


                  Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.


                  No consideration is paid or received by the Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.



                  At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts

(described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.


                  Options on Futures Contracts. The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.


                  An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.






                  Hedging Generally. In addition to entering into options and futures transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolio may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.



                  In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.



                  The Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolio of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.






                  Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. The Portfolio will comply with guidelines established by the Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolio on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                  For example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.


                  Foreign Investments


                  The Portfolio may invest without limit in U.S. dollar-denominated securities, and up to 10% of its total assets in non-dollar-denominated securities, of issuers located outside the United States. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.


                  Foreign Currency Exchange. Since the Portfolio may be investing in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

                  Information. Many of the foreign securities held by the Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of the Portfolio can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio associated with foreign investing, such as custodial costs, valuation costs and communication costs, though similar to such expenses of some other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.


                  Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.



                  The foreign debt securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

                  Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.



                  Dollar-Denominated Debt Securities of Foreign Issuers. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.



                  Brady Bonds. The Portfolio may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.



                  Depository Receipts. Assets of the Portfolio may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of the Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.



                  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

                  Emerging Markets. The Portfolio may invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.





U.S. Government Securities


                  The obligations issued or guaranteed by the U.S. government in which the Portfolio may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).


                  Other U.S. government securities in which the Portfolio may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

Municipal Obligations


                  Under normal circumstances, the Portfolio may invest in "Municipal Obligations." Municipal Obligations are debt obligations issued by or on behalf of states (including the State of New York), territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

                  Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.


                  The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.



                  There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation. See the Appendix attached hereto for further information concerning the ratings of Moody's and S&P and their significance.


                  Among other instruments, the Portfolio may purchase short term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                  The yields on Municipal Obligations are dependent upon a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal bond market, size of a particular offering, maturity of the obligation offered and rating of the issue.

                  Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.



Alternative Minimum Tax Bonds


                  The Portfolio may invest without limit in "Alternative Minimum Tax Bonds," which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate "alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Portfolio may be lower than those from other Municipal Obligations acquired by the Portfolio due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds. At present, the Portfolio does not intend to purchase Alternative Minimum Tax Bonds.


Money Market Obligations


                  The Portfolio is authorized to invest, under normal market conditions, in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.



                  Repurchase Agreements. The Portfolio may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.


                  Money Market Mutual Funds. Where CSAM believes that it would be beneficial to the Portfolio and appropriate considering the factors of return and liquidity, the Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's management fees and other expenses with respect to assets so invested.



Debt Securities


                  The interest income to be derived from debt securities may be considered as one factor in selecting such securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.



                  The Portfolio may invest to a limited extent in zero coupon securities. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of the Portfolio that invests in zero coupon securities.



                  Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.



                  Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Portfolio, it may cease to be rated. Such event will not require the sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have difference market prices.



                  Investment grade bonds are rated within one of the four highest rating categories by Moody's or S&P or, if unrated, as determined by CSAM to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

                  Below Investment Grade Securities. The Portfolio may invest in fixed-income securities rated below investment grade at the time of purchase.


                  Below investment grade fixed-income securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.



                  An economic recession could disrupt severely the market for such lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.



                  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.



                  The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

                  Structured Securities. The Portfolio may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.



                  Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities sponsored by U.S. and foreign issuers, as well as non-governmental users. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).



                  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.


                  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                  Asset-Backed Securities. The Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                  Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.


                  Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.



                  Loan Participations and Assignments. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrower (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by CSAM to be creditworthy.

                  When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


                  There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.


Interest Rate, Index, Mortgage and Currency Swaps; Interest Rate Caps, Floors and Collars

                  The Portfolio may enter into interest rate, index and mortgage swaps and interest rate caps, floors and collars for hedging purposes or to seek to increase total return and currency swaps for hedging purposes. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

                  The Portfolio will enter into interest rate, index and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Portfolio under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by the Portfolio under a currency swap or an interest rate cap, floor or collar are held in a segregated account consisting of cash or liquid securities, the Portfolio and CSAM believe that swaps do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to the Portfolio's borrowing restriction.



                  The Portfolio will not enter into interest rate, index, mortgage or currency swaps, or interest rate cap, floor or collar transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by CSAM.


Temporary Defensive Strategies

                  When CSAM believes that a defensive posture is warranted, the Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

Securities of Other Investment Companies


                  The Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio would bear directly in connection with its own operations.


Lending of Portfolio Securities


                  The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed

33-1/3% of the Portfolio's net assets (including the loan collateral) taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."



                  By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time;
(iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.



                  The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Portfolio, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of the Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that the Portfolio that invests in the Investment funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.


Variable Rate and Master Demand Notes


                  Variable rate demand notes ("VRDNs") are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

                  Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury Bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default.

When-Issued Securities and Delayed-Delivery Transactions


                  The Portfolio may purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Portfolio will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When the Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


                  To-Be-Announced Mortgage-Backed Securities

                  As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio. For a further description of mortgage-backed securities, see "Structured Securities - Mortgage-Backed Securities" above.


Stand-By Commitment Agreements


                  The Portfolio may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specified securities at a specified price. The Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.



                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.



                  The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.



                  The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio's portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  The Portfolio would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of the Portfolio's portfolio.



                  The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax exempt to the Portfolio.



                  Short Sales Against the Box. The Portfolio may enter into short sales "against the box." Not more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. In a short sale, the investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Portfolio does not intend to engage in short sales against the box for investment purposes. The Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.



                  If the Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolio may effect short sales.


Convertible Securities

                  Convertible securities in which the Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants

                  The Portfolio may invest up to 10% of its net assets in warrants. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolio may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.


                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.


Non-Publicly Traded and Illiquid Securities

                  The Portfolio may invest up to 15% of its net assets in illiquid securities, including certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.



                  Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.



                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board. In reaching liquidity decisions, the Board or its delegate may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


                  Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.


"Special Situation Companies"



                  "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

Borrowing


                  The Portfolio may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.


Reverse Repurchase Agreements and Dollar Rolls


                  The Portfolio may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.



                  The Portfolio also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has agreed to purchase. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.


Zero Coupon Securities


                  The Portfolio may invest without limit in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representation interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Portfolio must pay each year and, in order to generate cash necessary to pay such dividends, the Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, in the recent past, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.


Government Zero Coupon Securities


                  The Portfolio may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities"). The market value of Government zero coupon securities that are considered Government Securities is used for purposes of determining whether at least 80% of the Portfolio's total assets is invested in investment grade fixed income securities.


REITs


                  The Portfolio may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, the Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.


                  Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS


                  Certain investment limitations may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of
(i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.


                  The following investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 16 may be changed by a vote of the Board at any time.

                  The Portfolio may not:

                  1. Borrow money, except that the Portfolio may (a) borrow from banks and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Portfolio may not exceed 33 1/3% of the value of the Portfolio's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                  2. Issue any senior securities, except as permitted under the 1940 Act;


                  3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as (a) it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and (b) the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting;


                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

                  5. Purchase or sell commodities or commodity contracts, except that the Portfolio may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and may purchase and sell stock index and currency options, futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies on a forward commitment or delayed-delivery basis.


                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction (i) the acquisition of bonds, debentures or other debt instruments or fixed-income securities or interests therein and investment in government obligations, Loan Participations and Assignments and other structured securities, short-term commercial paper, certificates of deposit and bankers' acceptances; and (ii) the purchase of restricted or illiquid securities shall not be deemed to be the making of a loan.

                  7. Purchase any securities which would cause 25% or more of the value of a Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or in municipal bonds (including industrial development bonds) and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


                  8. Purchase the securities of any issuer if as a result (a) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer or (b) the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that these percentage limitations do not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these percentage limitations.

                  For purposes of Investment Limitation No. 13, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

                  In addition to the fundamental investment limitations specified above, the Portfolio may not:


                  9. Make short sales of securities or maintain a short position, except that a Portfolio may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and make short sales "against the box."


                  10. Make investments for the purpose of exercising control or management, but investments by the Portfolio in controlled investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

                  11. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and sales of securities, and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts and transactions in currencies.

                  12. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                  13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options, purchase of securities on a "when-issued," forward commitment or delayed-delivery basis, collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and hedging transactions in general and short sales "against the box."


                  14. Invest more than 15% of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.



                  15. Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Portfolio's net assets.



                  16. Make additional investments (including roll-overs) if the Portfolio's borrowings exceed 5% of its net assets.


                               PORTFOLIO VALUATION

                  The following is a description of the procedures used by the Portfolio in valuing its assets.


                  Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.



                  Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.



                  If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.


                  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined in good faith by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.



                  Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.



                  Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Portfolio's net asset value is not calculated. As a result, calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.


                             PORTFOLIO TRANSACTIONS


                  CSAM is responsible for establishing, reviewing and, where necessary, modifying the Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


                  CSAM will select specific portfolio investments and effect transactions for the Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with the Portfolio are not reduced by reason of its receiving any brokerage and research services.



                  For the fiscal period ended December 31, 2002, $0 of the Portfolio's total brokerage commissions was paid to brokers and dealers who provided research services. The Portfolio directed $0 in transactions to brokers and dealers who provided such research. Research received from brokers or dealers is supplemental to CSAM's own research program.



                  All orders for transactions in securities or options on behalf of the Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. The Portfolio may utilize CSAMSI or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.


                  Investment decisions for the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold for the Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.


                  For the fiscal period ended October 31, 2002, the Portfolio did not pay any brokerage commissions.

                  In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston Corporation ("CS First Boston") or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the Portfolio will not give preference to any institutions with whom the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.





                  Transactions for the Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.


                  The Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.



                  As of October 31, 2002, the Portfolio did not hold any securities of its regular brokers or dealers.


                               PORTFOLIO TURNOVER


                  The Portfolio does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Portfolio deems it desirable to sell or purchase securities. The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.



                  Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.



                  It is not possible to predict the Portfolio's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders. For the fiscal period ended October 31, 2002, the Portfolio's turnover rate was 172%



                             MANAGEMENT OF THE FUNDS


Officers and Board of Directors


                  The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent.



                  The names and ages of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.



                  Information Concerning Directors And Officers




--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                           Portfolios
                                               Term of                                     in Fund      Other
                                Position(s)    Office(1) and                                 Complex      Directorships
                                Held with      Length of       Principal Occupation(s)     Overseen     Held by
Name, Address and Age           Fund           Time Served     During Past Five Years      by Director  Director
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------

Richard H. Francis              Director       Since 1999    Currently retired;          54           None
c/o Credit Suisse Asset                                      Executive Vice President
Management, LLC                                              and Chief Financial
466 Lexington Avenue                                         Officer of Pan Am
New York, New York  10017-3140                               Corporation and Pan
Age:  70                                                     American World Airways,
                                                             Inc. from 1988 to 1991
--------------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                   Director       Since Fund    Private investor;           53           Director of Advo,
2425 North Fish Creek Road                     inception     Consultant and Director                  Inc. (direct mail
P.O. Box 1287                                                of Fritz Broadcasting,                   advertising)
Wilson, Wyoming 83014                                        Inc. and Fritz
Age: 75                                                      Communications
                                                             (developers and operators
                                                             of radio stations) since
                                                             1987
--------------------------------------------------------------------------------------------------------------------------


--------------------------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                           Portfolios
                                               Term of                                     in Fund      Other
                                Position(s)    Office(1) and                                 Complex      Directorships
                                Held with      Length of       Principal Occupation(s)     Overseen     Held by
Name, Address and Age           Fund           Time Served     During Past Five Years      by Director  Director
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten               Director       Since Fund    Dean of Yale School of      53           Director of
Box 208200                                     inception     Management and William S.                Aetna, Inc.;
New Haven, Connecticut                                       Beinecke Professor in the                Director of
06520-8200                                                   Practice of International                Calpine Energy
Age: 56                                                      Trade and Finance;                       Corporation;
                                                             Undersecretary of                        Director of
                                                             Commerce for                             Car Max Group
                                                             International Trade from                 (used car dealers)
                                                             November 1993 to October
                                                             1995; Professor at
                                                             Columbia University from
                                                             September 1992 to
                                                             November 1993
--------------------------------------------------------------------------------------------------------------------------

Peter F. Krogh                  Director       Since 2001    Dean Emeritus and           53           Member of Board
301 ICC                                                      Distinguished Professor                  of The Carlisle
Georgetown University                                        of International Affairs                 Companies Inc.;
Washington, DC 20057                                         at the Edmund A. Walsh                   Member of
Age: 66                                                      School of Foreign                        Selection
                                                             Service, Georgetown                      Committee for
                                                             University; Moderator of                 Truman Scholars
                                                             PBS foreign affairs                      and Henry Luce
                                                             television series                        Scholars;  Senior
                                                                                                      Associate of
                                                                                                      Center for
                                                                                                      Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations
--------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.            Director       Since 1999    Currently retired;          55           Director of
c/o Credit Suisse Asset                                      President and Chief                      Education
Management, LLC                                              Operating Officer of                     Management Corp.
466 Lexington Avenue                                         National InterGroup, Inc.
New York, New York  10017-3140                               (holding company) from
Age: 71                                                      April 1989 to March 1991;
                                                             Chairman of Permian Oil
                                                             Co. from April 1989 to
                                                             March 1991
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                           Portfolios
                                               Term of                                     in Fund      Other
                                Position(s)    Office(1) and                                 Complex      Directorships
                                Held with      Length of       Principal Occupation(s)     Overseen     Held by
Name, Address and Age           Fund           Time Served     During Past Five Years      by Director  Director
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport             Director       Since 1999    Partner of Lehigh Court,    54           None
Lehigh Court, LLC                                            LLC since July 2002;
40 East 52nd Street,                                         President of SunGard
New York, New York 10022                                     Securities Finance, Inc.,
Age: 54                                                      from 2001 to July 2002;
                                                             President of
                                                             Loanet, Inc.
                                                             (on-line accounting
                                                             service) from 1995
                                                             to 2001; Director,
                                                             President, North
                                                             American
                                                             Operations, and
                                                             former Executive
                                                             Vice President from
                                                             1992 to 1993 of
                                                             Worldwide
                                                             Operations of
                                                             Metallurg Inc.
                                                             (manufacturer of
                                                             specialty metals
                                                             and alloys);
                                                             Executive Vice
                                                             President,
                                                             Telerate, Inc.
                                                             (provider of
                                                             real-time
                                                             information to the
                                                             capital markets)
                                                             from 1987 to 1992;
                                                             Partner in the law
                                                             firm of Hartman &
                                                             Craven until 1987
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
William W. Priest(2)            Director       Since 1999    Senior Partner and Fund     60           None
Steinberg Priest & Sloane                                    Manager, Steinberg Priest
Capital Management                                           & Sloane Capital
12 East 49th Street                                          Management since March
12th Floor                                                   2001; Chairman and
New York, New York 10017                                     Managing Director of CSAM
Age:  61                                                     from 2000 to February
                                                             2001, Chief Executive
                                                             Officer and Managing
                                                             Director of CSAM from
                                                             1990 to 2000
--------------------------------------------------------------------------------------------------------------------------



(2) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                           Portfolios
                                               Term of                                     in Fund      Other
                                Position(s)    Office(1) and                               Complex      Directorships
                                Held with      Length of       Principal Occupation(s)     Overseen     Held by
Name, Address and Age           Fund           Time Served     During Past Five Years      by Director  Director
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------------------------------
Laurence R. Smith               Chairman       Since 2002    Managing Director and       --           --
Credit Suisse Asset                                          Global Chief Investment
Management, LLC                                              Officer of CSAM;
466 Lexington Avenue                                         Associated with J.P.
New York, New York  10017-3140                               Morgan Investment
Age:  44                                                     Management from 1981 to
                                                             1999; Officer of other
                                                             Credit Suisse Funds
-------------------------------------------------------------------------------------------------------------------------
Hal Liebes, Esq.                Vice           Since 1999    Managing Director and       --           --
Credit Suisse Asset               President                  Global General Counsel of
Management, LLC                   and                        CSAM; Associated with
466 Lexington Avenue              Secretary                  Lehman Brothers, Inc.
New York, New York 10017-3140                                from 1996 to 1997;
Age:  38                                                     Associated with CSAM from
                                                             1995 to 1996;
                                                             Associated with CS
                                                             First Boston
                                                             Investment
                                                             Management from
                                                             1994 to 1995;
                                                             Associated with
                                                             Division of
                                                             Enforcement, U.S.
                                                             Securities and
                                                             Exchange Commission
                                                             from 1991 to 1994;
                                                             Officer of other
                                                             Credit Suisse Funds
--------------------------------------------------------------------------------------------------------------------------
Michael A. Pignataro            Treasurer      Since 1999    Director and Director of    --           --
Credit Suisse Asset               and Chief                  Fund Administration of
Management, LLC                   Financial                  CSAM; Associated with
466 Lexington Avenue              Officer                    CSAM since 1984; Officer
New York, New York 10017-3140                                of other Credit Suisse
Age:  43                                                     Funds
--------------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler, Esq.       Assistant      Since 2000    Director and Deputy         --           --
Credit Suisse Asset               Secretary                  General Counsel;
Management, LLC                                              Associated with CSAM
466 Lexington Avenue                                         since January 2000;
New York, New York 10017-3140                                Associated with the law
Age:  36                                                     firm of Swidler Berlin
                                                             Shereff Friedman LLP from
                                                             1996 to 2000; Officer of
                                                             other Credit Suisse Funds
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                           Portfolios
                                               Term of                                     in Fund      Other
                                Position(s)    Office(1) and                               Complex      Directorships
                                Held with      Length of       Principal Occupation(s)     Overseen     Held by
Name, Address and Age           Fund           Time Served     During Past Five Years      by Director  Director
--------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
Kimiko T. Fields, Esq.          Assistant      Since 2002    Vice President and Legal    --           --
Credit Suisse Asset               Secretary                  Counsel; Associated with
Management, LLC                                              CSAM since January 1998;
466 Lexington Avenue                                         Officer of other Credit
New York, New York 10017-3140                                Suisse Funds
Age:  39
--------------------------------------------------------------------------------------------------------------------------
Rocco A. DelGuercio             Assistant      Since 1999    Vice President and          --           --
Credit Suisse Asset               Treasurer                  Administrative Officer of
Management, LLC                                              CSAM; Associated with
466 Lexington Avenue                                         CSAM since June 1996;
New York, New York 10017-3140                                Assistant Treasurer,
Age:  39                                                     Bankers Trust Co. -- Fund
                                                             Administration from March
                                                             1994 to June 1996; Mutual
                                                             Fund Accounting
                                                             Supervisor, Dreyfus
                                                             Corporation from April
                                                             1987 to March 1994;
                                                             Officer of other Credit
                                                             Suisse Funds
--------------------------------------------------------------------------------------------------------------------------
Joseph Parascondola             Assistant      Since 2000    Assistant Vice President    --           --
Credit Suisse Asset               Treasurer                  - Fund Administration of
Management, LLC                                              CSAM since April 2000;
466 Lexington Avenue                                         Assistant Vice President,
New York, New York 10017-3140                                Deutsche Asset Management
Age:  39                                                     from January 1999 to
                                                             April 2000; Assistant
                                                             Vice President, Weiss,
                                                             Peck & Greer LLC from
                                                             November 1995 to December
                                                             1998; Officer of other
                                                             Credit Suisse Funds
--------------------------------------------------------------------------------------------------------------------------
Robert M. Rizza                 Assistant      Since 2002    Assistant Vice President
Credit Suisse Asset               Treasurer                  of CSAM (January 2001 to
Management, LLC                                              present); Administrative
466 Lexington Avenue                                         Officer of CSAM (March
New York, NY 10017-3140                                      1998 to December 2000);
Age: 37                                                      Assistant Treasurer of
                                                             Bankers Trust Co. (April
                                                             1994 to March 1998);
                                                             Officer of other Credit
                                                             Suisse Funds
--------------------------------------------------------------------------------------------------------------------------

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX


As reported to the Fund(s), the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2002.



--------------------------------------------------------------------------------------------------------------------------
                                                                                Aggregate Dollar Range of Equity
                                                                                Securities in all Registered
                                                                                Investment Companies Overseen by
                                          Dollar Range of Equity                Director in Family of Investment
Name of Director                          Securities in the Portfolio           Companies*,(3)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                       Investment Grade Fixed Income - A      E
--------------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                            Investment Grade Fixed Income - A      E
--------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                        Investment Grade Fixed Income - A      A
--------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                           Investment Grade Fixed Income - A      D
--------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                     Investment Grade Fixed Income - A      C
--------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                      Investment Grade Fixed Income - A      D
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
William W. Priest                        Investment Grade Fixed Income - A      A
--------------------------------------------------------------------------------------------------------------------------


-------------------

* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

----------------------

(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

Information Concerning Committees and Meetings of Directors


                  The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors "), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.



                  In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its adviser and affiliates by the independent public accountants. The Audit Committee of the Fund met 4 times during the fiscal year ended October 31, 2002.



                  The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to independent Directors. The Nominating Committee met twice during the fiscal year ended October 31, 2002.



                  No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI, or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the chairman of the Audit Committee receives an annual fee of $325 for serving on the Audit Committee.

Directors' Compensation



(for the fiscal year ended October 31, 2002)




                                                                Total Number of
                            Total                             Funds for Which
                            from           All Investment     Director Serves
                         Compensation         Companies           Complex
 Name of Director         the Fund        in Fund Complex       within Fund
 ----------------         --------        ---------------       -----------
William W. Priest(1)        None                None                60
Richard H. Francis           $625              $103,750             54
Jack W. Fritz                $625               $94,374             53
Jeffrey E. Garten            $625               $97,500             53
Peter F. Krogh               $625               $99,100             53
James S. Pasman, Jr.         $625              $103,600             55
Steven N. Rappaport          $625              $110,545             54


----------------------




1. Mr. Priest is an interested person of the Fund and, accordingly, receives no compensation from the Fund or any other investment company advised by CSAM.






                  As of January 24, 2003, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.






Investment Advisory Agreements



                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Portfolio pursuant to a written investment advisory agreement (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion of assets under management in the U.S.



                  The Advisory Agreement between the Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.



                  Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing the Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.



                  The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.



                  The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.



                  The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).



                  For its services to the Portfolio, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.30% of the Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Portfolio.






                  For the fiscal period ended October 31, 2002, the Portfolio paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Portfolio under the Advisory Agreement as follows:

October 31, 2002



              ------------------------------------------------------------------
              Fees Paid (After Waivers)       Waivers           Reimbursements
              ------------------------------------------------------------------
              $19,813                          $0              $50,184
              ------------------------------------------------------------------



Board Approval of Advisory Agreements



                  In approving the Advisory Agreement, the Board of Directors of the Portfolio, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Directors also considered the Portfolio's performance relative to a selected peer group, the Portfolio's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors noted information received at regular meetings throughout the year related to the Portfolio performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of the Portfolio. The Board reviewed the profitability to CSAM and its affiliates of their services to the Portfolio and considered whether economies of scale in the provision of services to the Portfolio were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Portfolio expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as Portfolio assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Portfolio and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.



Administration Agreements



                  CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to the Portfolio pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).



                  CSAMSI is co-administrator to the Portfolio. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Portfolio pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10 % of the Portfolio's average daily net assets.

                  For the past fiscal period ended October 31, 2002, the Portfolio paid CSAMSI co-administrative service fees, and CSAMSI waived such fees and/or reimbursed expenses under the CSAMSI Co-Administration Agreement of $6,604 and $0, respectively.



                  State Street is co-administrator to the Portfolio. For the services provided by State Street under the State Street Co-Administration Agreement, the Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. For the period from May 1, 2002 through October 31, 2002, the Portfolio paid State Street fees under the State Street Co-Administration Agreement of $10,571.


Code of Ethics


                  The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolio. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.


                  The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent


                  State Street serves as custodian of the Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities held by it and
(v) makes periodic reports to the Board concerning the Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of the Portfolio. For this service to the Portfolio under the Custodian Agreements, State Street receives a fee which is calculated based upon the Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.



                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of the Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolio, (ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolio. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.


Distribution and Shareholder Servicing


                  CSAMSI serves as the distributor of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.



                  The Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from the Portfolio. Service Organizations may also be reimbursed for marketing costs. The Portfolio may reimburse part of the Service Fee at rates it would normally pay to the transfer agent for providing the services.


Organization of the Fund


                  The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue thirteen billion full and fractional shares of capital stock, par value $.001 per share. Shares of ten series have been classified. Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.


                  The Portfolio is a diversified, open-end management investment company.


                  All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                  The offering price of the Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)


                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.


                  The Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Fund.


                               EXCHANGE PRIVILEGE


                  Shareholders of the Portfolio may exchange all or part of their shares for shares of other portfolios of the Fund and Institutional shares of the Credit Suisse Funds on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in the Portfolio with a different investment objective when they believe that a shift between Portfolios is an appropriate investment decision.



                  If an exchange request is received by Credit Suisse Institutional Fund or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the Portfolio's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. The Portfolio may refuse exchange purchases at any time without notice.


                  The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of the Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.

                  The Portfolio reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.


                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Portfolio and its Investments


                  The Portfolio intends to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.



                  As a regulated investment company, the Portfolio will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and on its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. Any dividend declared by the Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.


                  The Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Portfolio currently expects to distribute any such excess annually to its shareholders. However, if the Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").


                  The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.


                  If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

                  The Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in a short sale against the box or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.



                  The Portfolio's investments in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.


Passive Foreign Investment Companies


                  If the Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. If the Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.


                  Alternatively, the Portfolio may make mark-to-market elections that will result in the Portfolio being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


Dividends and Distributions


                  Dividends of taxable net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-realized long-term capital gains, if any, that the Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. Dividends and distributions paid by the Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets).


                  Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                  Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.


                  If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


Sales of Shares


                  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

Foreign Taxes


                  Income received by the Portfolio from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. The Portfolio may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Portfolio qualifies as a regulated investment company, (ii) certain asset and distribution requirements are satisfied, and (iii) more than 50% of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations. The Portfolio may qualify for and make this election (the "Foreign Tax Credit Election") in some, but not necessarily all, of its taxable years. If the Portfolio were to make such an election, shareholders of the Portfolio would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Portfolio will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.


                  It is expected that the Portfolio will not be eligible to make the Foreign Tax Credit Election. In the absence of such an election, the foreign taxes paid by the Portfolio will reduce its investment company taxable income, and distributions of investment company taxable income received by the Portfolio from non-U.S. sources will be treated as United States source income when distributed to shareholders.

Backup Withholding


                  The Portfolio may be required to withhold, for United States federal income tax purposes, a portion of the dividends and distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.


Notices


                  Shareholders will be notified annually by the Portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Portfolio and its Investments") made by the Portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.


Other Taxation


                  Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.



THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.


                          DETERMINATION OF PERFORMANCE


                  From time to time, the Portfolio may quote its yield or total return in advertisements or in reports and other communications to shareholders. Current total return figures may be obtained by calling Credit Suisse Funds at 800-427-2874.



                  AVERAGE ANNUAL TOTAL RETURNS. The Portfolio advertises its "average annual total return" and computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:



               n
         P(1+T)  = ERV


         Where:            P = hypothetical initial payment of $1,000;

                           T = average annual total return;

                           n=number of years; and

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).



                  Aggregate total return is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:



Aggregate Total Return = [(ERV) - l]
                          ----
                            P



                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable "ERV" in the formulas) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Investors should note that this performance may not be representative of the Portfolio's total returns in longer market cycles.



The average annual total returns for the Portfolio for the period ended October 31, 2002 was as follows:





                                       5 year          10 year           Since
                       1 year       (annualized)     (annualized)      Inception         Inception Date
                       ------       ------------     ------------      ---------         --------------
                         N/A              N/A             N/A            4.15%               5/1/02



                  The aggregate total returns for the Portfolio for the period ended October 31, 2002 since inception was as follows:



                          Aggregate Return                  Inception Date
                          ----------------                  --------------
                               4.15%                            5/1/02





                  From time to time, Portfolio service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Portfolio expenses. The performance figures above reflect the impact of these fee waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.




                  The Portfolio may also from time to time include in advertising an aggregate total return figure or a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. For example, in comparing the Portfolio's total return with data published by Lipper Inc., CDA/Wiesenberger Investment Technologies, Inc. or Wiesenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, the Portfolio may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Portfolio shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                  Total return figures will show the average percentage change in value of an investment in the Portfolio from the beginning of the measurement period to the end of the measurement period. The figures will reflect changes in the price of the Portfolio's shares assuming that any income dividends and/or capital gain distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year, quarterly or current year-to-date basis).






                  When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of the Portfolio's return over a longer market cycle. The Portfolio may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period. Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).



After-Tax Return



                  From time to time the Portfolio may include after-tax performance information in advertisements. To the extent the Portfolio includes such information, it will be computed according to the following formulas:



Average Annual Total Return (After Taxes on Distributions)
---------------------------------------------------------
                                        n
                                P(1 + T)  = ATV
                                               D

Where:    P       =    a hypothetical initial payment of $1,000.

          T       =    average annual total return (after taxes on
                       distributions).

          n       =    number of years.

          ATVD    =    ending value of a hypothetical $1,000 investment made
                       at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.



                  The average annual total returns (after taxes on distributions) for the Portfolio for the period ended October 31, 2002 was as follows:



      ---------------------------------------------------------------------
       I year      5 year       10 year           Since Inception
       ------      ------       -------           ---------------
      ---------------------------------------------------------------------
         N/A        N/A           N/A          3.51%           5/1/02
      ---------------------------------------------------- ----------------



Average Annual Total Return (After Taxes on Distribution and Redemptions)
-------------------------------------------------------------------------
                                       n
                               P(1 + T) = ATV
                                             DR

Where:P     =    a hypothetical initial payment of $1,000.

      T     =    average annual total return (after taxes on distributions and redemption).

      n     =    number of years.

         ATV  = ending value of a hypothetical $1,000 investment made at the
            DR
beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.



                  The average annual total returns (after taxes on distributions and redemptions of Fund shares) for the Portfolio for the period ended October 31, 2002 was as follows:



              ---------------------------------------------------------------
                 1 year       5 year    10 year       Since Inception
                 ------       ------    -------       ---------------
              ---------------------------------------------------------------
                   N/A         N/A        N/A       2.50%      5/1/02
              ---------------------------------------------------------------




                  The performance of the Portfolio's shares will vary from time to time depending upon market conditions, the composition of the Portfolio's portfolio and operating expenses allocable to it. As described above, total return and yield are based on historical earnings and are not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the Portfolio's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by financial representatives directly to their customers in connection with investments in Portfolio shares are not reflected in the Portfolio's performance figures and such fees, if charged, will reduce the actual return received by customers on their investments.





                  In addition, reference may be made in advertising shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. The Portfolio may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.


                  The Portfolio may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Lehman Brothers U.S. Aggregate Bond Index; or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Portfolio may also include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Portfolio may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper Inc. or similar investment services that monitor mutual funds.

                  In reports or other communications to investors or in advertising, each Portfolio may also describe the general biography or work experience of the portfolio managers of the Portfolio and may include quotations attributable to the portfolio managers describing approaches taken in managing the Portfolio's investments, research methodology underlying stock selection or the Portfolio's investment objective. In addition, the Portfolio and its portfolio managers may render updates of Portfolio activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Portfolio with respect to relevant market and industry benchmarks. The Portfolio may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on the Portfolio otherwise composed of domestic securities.


                       INDEPENDENT ACCOUNTANTS AND COUNSEL


                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The financial statements for the Portfolios for the fiscal year ended October 31, 2002 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.



                  Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.


                                  MISCELLANEOUS





                  As of January 24, 2003, the name, address and percentage of ownership of each person that owns of record 5% or more of the Portfolio's outstanding shares were as follows:

-------------------------------------------------------------------------
                     Name and Address                Percent Owned
-------------------------------------------------------------------------
-------------------------------------------------------------------------
EM Warburg Pincus & Co. Inc.                             100%
RET PLAN
Attn:  Tim Curt
466 Lexington Avenue
New York, NY 10017-3140
-------------------------------------------------------------------------



                              FINANCIAL STATEMENTS


                  The Portfolio's audited annual report dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolio. The Portfolio will furnish without charge a copy of the annual report upon request by calling Credit Suisse Funds at 800-222-8977.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings


                  Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


Corporate Bond Ratings

                  The following summarizes the ratings used by S&P for corporate bonds:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                  The following summarizes the ratings used by Moody's for corporate bonds:



                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.


                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings

                  The following summarizes the two highest ratings used by S&P for short-term notes:

                  SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                  SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.


                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:


                  MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings

                  The following summarizes the ratings used by S&P for Municipal
Obligations:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.


                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                  The following summarizes the highest four municipal ratings used by Moody's:



                  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                  Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                  NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.


                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                      PART C

                                OTHER INFORMATION

Item 23.          Exhibits


Exhibit No.                          Description of Exhibit
----------                           ----------------------
   a (1)               Articles of Incorporation dated May 13, 1992. 1

     (2)               Articles of Amendment establishing the International
                       Equity and Global Fixed Income Portfolio dated July 27,
                       1992. 1

     (3)               Articles Supplementary designating the Small Cap Growth
                       Portfolio dated August 16, 1995. 1

     (4) Articles Supplementary increasing the number of authorized shares dated April 17, 1996. 1

     (5)               Articles Supplementary designating the Emerging Markets
                       Portfolio dated July 25, 1996. 2

     (6)               Articles Supplementary designating the Japan Growth
                       Portfolio, Small Company Value Portfolio and Post-Venture
                       Capital Portfolio dated July 30, 1997. 3

     (7) Articles of Amendment changing the name of the Post-Venture Capital Portfolio to the Warburg Pincus
                       Post-Venture Capital Portfolio dated May 10, 2000. 4

     (8) Articles of Amendment changing the name of Warburg, Pincus Institutional Fund, Inc. to Credit Suisse
                       Institutional Fund, Inc. dated May 10, 2000. 5


-----------------------------------
 1 Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on April 19, 1996.

 2 Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on August 20, 1996.

 3 Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on August 12, 1997.


 4 Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000.

     (9)               Articles Supplementary designating the Cash Reserve
                       Portfolio, the Global Telecommunications Portfolio, the
                       Long-Short Market Neutral Portfolio and the Major Foreign
                       Markets Portfolio dated May 22, 2000. 5

     (10)              Articles Supplementary designating the Investment Grade
                       Fixed Income Portfolio dated June 25, 2001. 5

     (11)              Articles Supplementary designating the Select Equity
                       Portfolio, the Capital Appreciation Portfolio and the
                       Small Cap Value Portfolio dated October 3, 2001. 7

     (12) Articles of Amendment changing the name of the International Equity Portfolio to the International Focus
                       Portfolio, the name of the Small Company Growth Portfolio to the Small Cap Growth Portfolio and the Value Portfolio to the Large Cap Value Portfolio dated October 17,
                       2001. 8

     (13)              Articles Supplementary designating the Harbinger
                       Portfolio dated November 14, 2002. 9

   b (1)               By-Laws dated May 13, 1992. 1

     (2)               Amendment to By-Laws dated April 25, 1996. 10

     (3)               Amendment to By-Laws dated February 6, 1998. 11


-----------------------------------

5 Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on June 29, 2001.



7 Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2001.



8 Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, filed on February 13, 2002.



9 Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on November 18, 2002.



10 Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed on July 2, 1996.



11 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066).

     (4)               Amendment to By-Laws dated May 11, 2000. 5

     (5)               Amended By-Laws dated February 5, 2001. 12

     (6)               Amendment to By-Laws dated February 12, 2002.

   c                   Registrant's Forms of Stock Certificates. 1

   d (1)               Investment Advisory Agreement. 13

     (2)               Form of Investment Advisory Agreement -- Cash Reserve
                       Portfolio. 5

     (3)               Form of Investment Advisory Agreement -- Global
                       Telecommunications Portfolio. 5

     (4)               Form of Investment Advisory Agreement -- Long-Short
                       Market Neutral Portfolio. 5

     (5)               Form of Investment Advisory Agreement -- Major Foreign
                       Markets Portfolio. 5

     (6)               Form of Investment Advisory Agreement - Investment Grade
                       Fixed Income Portfolio. 6

     (7)               Form of Investment Advisory Agreement -- Select Focus
                       Portfolio. 7

     (8)               Form of Investment Advisory Agreement -- Capital
                       Appreciation Portfolio. 7

     (9)               Form of Investment Advisory Agreement -- Small Cap Value
                       Portfolio. 7



-----------------------------------

12 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc. filed on February 22, 2001 (Securities Act File No. 333-49537).



13 Incorporated by reference/ material provisions of this exhibit are substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

     (10)              Form of Sub-Investment Advisory Agreement between Credit
                       Suisse Asset Management Limited and the Global
                       Telecommunication Portfolio.(5)

     (11) Sub-Investment Advisory Agreement with CSAM U.K. on behalf of International Focus Portfolio dated May 1,
                       2002.

     (12)              Amendment to Sub-Investment Advisory Agreement with CSAM
                       U.K. dated July 22, 2002.

     (13)              Sub-Investment Advisory Agreement with Credit Suisse
                       Asset Management Limited ("CSAM Japan") on behalf of
                       International Focus Portfolio dated May 1, 2002.

     (14)              Amendment to Sub-Investment Advisory Agreement with CSAM
                       Japan dated July 22, 2002.

     (15)              Sub-Investment Advisory Agreement with Credit Suisse
                       Asset Management (Australia) Limited ("CSAM Australia") on behalf of International Focus Portfolio dated October
                       9, 2002.

   e (1)               Form of Distribution Agreement. 14

     (2)               Form of Distribution Agreement with Credit Suisse Asset
                       Management Securities, Inc. ("CSAMSI") 5

     (3)               Form of Letter Agreement of Distribution Agreement with
                       CSAMSI pertaining to inclusion of the Investment Grade
                       Fixed Income Portfolio. 6

     (4)               Form of Letter Agreement of Distribution Agreement with
                       CSAMSI pertaining to the inclusion of the Select Equity
                       Portfolio, the Capital Appreciation Portfolio and the
                       Small Cap Value Portfolio. 7

   f                   Not applicable.

   g (1)               Custodian Agreement with State Street Bank and Trust
                       Company ("State Street"). 16



-----------------------------------
14 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Credit Suisse Long-Short Market Neutral Fund, Inc., filed on November 2, 1999 (Securities Act File No. 333-60687).

     (2) Amendment to the Custodian Agreement with State Street dated April 26, 2001. 17

     (3) Amendment to the Custodian Agreement with State Street dated May 16, 2001. 17

     (4)               Amended Exhibit I to Custodian Agreement with State
                       Street dated May 16, 2001. 17

   h (1)               Transfer Agency and Service Agreement with Boston
                       Financial Data Services, Inc. dated February 1, 2001.

     (2)               Form of Letter Agreement with Boston Financial Data
                       Services, Inc. 7

     (2)(A)            Form of Letter Agreement with Boston Financial Data
                       Services, Inc. 8

     (2)(B)            Form of Letter Agreement with Boston Financial Data
                       Services, Inc. relating to the Harbinger Portfolio.

     (2)(C) Amendment to the Transfer Agency and Service Agreement with Boston Data Financial Services, Inc. dated December
                       31, 2002.

     (3)               Co-Administration Agreement with CSAMSI. 13

     (3)(A) Form of Letter Agreement with CSAMSI relating to the Investment Grade Fixed Income Portfolio. 6

     (3)(B) Form of Letter Agreement with CSAMSI relating to the Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio. 7

     (3)(C)            Co-Administration Agreement with State Street. 18

     (4)               Form of Services Agreement. 19



-----------------------------------

16 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).



17 Incorporated by reference to Post-Effective No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed June 29, 2001.



18 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund filed on May 3, 2002 (Securities Act File No. 333-64554).

   i (1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund. 20

     (2) Consent of Willkie Farr & Gallagher, counsel to the Fund, and Opinion of Willkie Farr & Gallagher relating to the establishment of the Japan Growth Portfolio, Small Cap
                       Large Cap Value Portfolio and Post-Venture Capital
                       Portfolio. 4

     (3) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, and Opinion of Willkie Farr & Gallagher relating to the establishment of the Cash Reserve
                       Portfolio, Global Telecommunications Portfolio,
                       Long-Short Market Neutral Portfolio and Major Foreign
                       Markets Portfolio. 5

     (4) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, relating to the establishment of the Investment Grade Fixed Income and Large Cap Value
                       Portfolio. 6

     (5) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, relating to the establishment of the Select
                       Equity Portfolio, Capital Appreciation Portfolio and
                       Small Cap Value Portfolio. 7

     (6)               Opinion and Consent of Venable, Baetjer and Howard LLP,
                       Maryland Counsel to the Fund. 7

   j (1)               Consent of PricewaterhouseCoopers, LLP, Independent
                       Accountants.

     (2)               Powers of Attorney.

   k                   Not applicable.

   l (1)               Purchase Agreement pertaining to the International
                       Equity Portfolio and Global Fixed Income Portfolio. 1

     (2)               Form of Purchase Agreement pertaining to the Small Cap
                       Growth Portfolio. 1



-----------------------------------

19 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63655).



20 Incorporated by reference to Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on February 24, 2000.

     (3)               Form of Purchase Agreement pertaining to the Emerging
                       Market Portfolio. 3

     (4)               Form of Purchase Agreement relating to the Japan Growth
                       Value Portfolio. 4

     (5)               Form of Purchase Agreement relating to the Small Cap
                       Value Portfolio. 4

     (6)               Form of Purchase Agreement relating to the Post-Venture
                       Capital Portfolio. 4

     (7)               Form of Purchase Agreement relating to the Cash Reserve
                       Portfolio, the Global Telecommunications Portfolio, the
                       Long-Short Market Neutral Portfolio and the Major Foreign
                       Markets Portfolio. 5

     (8)               Purchase Agreement relating to the Investment Grade Fixed
                       Income Portfolio. 6

     (9)               Purchase Agreement relating to the Select Focus
                       Portfolio, the Capital Appreciation Portfolio and the
                       Small Cap Value Portfolio. 7

   m                   Not applicable.

   n                   Not applicable.

   o                   Not applicable.

   p (1)               Amended Code of Ethics for Credit Suisse Asset
                       Management, LLC dated February 12, 2002. 21

     (2)               Code of Ethics for Credit Suisse Asset Management Limited
                       (London). 22

     (3)               Code of Ethics for CSAM Japan.

     (4)               Code of Ethics for CSAM Australia.



-----------------------------------

21 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on April 5, 2002 (Securities Act File No. 33-58125).



22 Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Credit Suisse Institutional Fund, Inc. filed on August 30, 2000 (Securities Act File No. 33-47880).

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), each Portfolio's investment adviser, may be deemed to control a Portfolio and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant Portfolio's shares on behalf of discretionary advisory clients. CSAM, LLC has two wholly-owned subsidiaries:
Warburg, Pincus Asset Management International, Inc., a Delaware corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 25.          Indemnification

                  Registrant, officers and directors of CSAM, LLC, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on June 21, 1995.

Item 26.          (a)      Business and Other Connections of Investment Adviser

                  CSAM, LLC acts as investment adviser to each Portfolio. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

                  (b)      Business and Other Connections of Sub-Investment
                           Advisers


                  CSAM U.K., CSAM Japan and CSAM Australia act as sub-investment advisers for the Registrant. CSAM U.K., CSAM Japan and CSAM Australia render investment advice and provide full-service private equity programs to clients. The list required by this Item 26 of officers and partners of CSAM U.K., CSAM Japan and CSAM Australia together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, are incorporated by reference to schedules A and D of Forms ADV filed by CSAM U.K. (SEC File No. 801-40177), CSAM Japan (SEC File No. 801-54411) and CSAM Australia (SEC File No. 801-60992).


Item 27.          Principal Underwriter


         (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Capital Funds; Credit Suisse Opportunity Funds; Credit Suisse Global Financial Services Fund; Credit Suisse Global New Technologies Fund; Credit Suisse Global Technology Fund; Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Emerging Growth Fund; Credit Suisse Emerging Markets

Fund; Credit Suisse European Equity Fund; Credit Suisse Fixed Income Fund; Credit Suisse Select Equity Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Health Sciences Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse Investment Grade Bond Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Growth Fund; Credit Suisse Municipal Bond Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Trust; Credit Suisse Trust II and Credit Suisse Strategic Value Fund.


                  (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

                  (c)      None.

Item 28.          Location of Accounts and Records


                  (1)      Credit Suisse Institutional Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (Fund's Articles of Incorporation, By-Laws and minute books)



                  (2)      Credit Suisse Asset Management, LLC
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (records relating to its functions as investment adviser)



                  (3) Credit Suisse Asset Management Securities, Inc. 466 Lexington Avenue
                           New York, New York 10017-3140
                           (records relating to its functions as
                           co-administrator and distributor)


                  (4)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           (records relating to its functions as
                           co-administrator and custodian)

                  (5)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (6)      Credit Suisse Asset Management Limited
                           Beaufort House
                           15 St Botolph

                           GB-London, EC3A7JJ
                           (records relating to its functions as sub-investment adviser)


                  (7)      Credit Suisse Asset Management Limited
                           3-1 Toranomon 4-chrome
                           Minato-ku, Tokyo
                           Japan
                           (records relating to its functions as sub-investment adviser)



                  (8) Credit Suisse Asset Management (Australia) Limited Level 32, Gateway Building
                           1 Macquarie Place
                           Sydney NSW 2000
                           (records relating to its functions as sub-investment adviser)


Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 20th day of February, 2003.


                                        CREDIT SUISSE INSTITUTIONAL FUND, INC.

                                     By: /s/ Laurence R. Smith
                                         ---------------------------------
                                       Laurence R. Smith
                                       Chairman
                                       (Chief Executive Officer)

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


       Signature                                            Title                         Date
       ---------                                            -----                         ----
/s/ Laurence R. Smith                          Chairman (Chief Executive Officer)   February 20, 2003
---------------------
   Laurence R. Smith

/s/Michael A. Pignataro                        Treasurer and Chief Financial        February 20, 2003
------------------------                       Officer
   Michael A. Pignataro

/s/Richard H. Francis*                         Director                             February 20, 2003
----------------------
   Richard H. Francis

/s/Jack W. Fritz*                              Director                             February 20, 2003
------------------
   Jack W. Fritz

/s/Jeffrey E. Garten*                          Director                             February 20, 2003
---------------------
   Jeffrey E. Garten

/s/James S. Pasman, Jr.*                       Director                             February 20, 2003
---------------------------
   James S. Pasman, Jr.

/s/William W. Priest*                          Director                             February 20, 2003
---------------------------
   William W. Priest

/s/Steven N. Rappaport*                        Director                             February 20, 2003
---------------------------
   Steven N. Rappaport

/s/Peter F. Krogh*                             Director                             February 20, 2003
------------------
   Peter F. Krogh



*By:/s/Michael A. Pignataro
    -----------------------
    Michael A. Pignataro as Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit No.                           Description of Exhibit
-----------                           ----------------------
   b (6)               Amendment to By-Laws dated February 12, 2002

   d (11) Sub-Investment Advisory Agreement with CSAM U.K. on behalf of International Focus Portfolio dated May 1,
                       2002.

   (12)                Amendment to Sub-Investment Advisory Agreement with CSAM
                       U.K dated July 22, 2002.

   (13)                Sub-Investment Advisory Agreement with Credit Suisse
                       Asset Management Limited ("CSAM Japan") on behalf of
                       International Focus Portfolio dated May 1, 2002.

   (14)                Amendment to Sub-Investment Advisory Agreement with CSAM
                       Tokyo dated July 22, 2002..

   (15)                Sub-Investment Advisory Agreement with Credit Suisse
                       Asset Management (Australia) Limited ("CSAM Australia") on behalf of International Focus Portfolio dated October
                       9, 2002.

   h (1)               Transfer Agency and Service Agreement with Boston
                       Financial Data Services, Inc. dated February 1, 2001.

   h (2)(B)            Form of Letter Agreement with Boston Financial Data
                       Services, Inc. relating to the Harbinger Portfolio.

   (2)(C) Amendment to the Transfer Agency and Service Agreement with Boston Data Financial Services, Inc. dated December
                       31, 2002.

   j (1)               Consent of PricewaterhouseCoopers, LLP, Independent
                       Accountants.

   (2)                 Powers of Attorney.

   p (3)               Code of Ethics for CSAM Japan.

   (4)                 Code of Ethics for CSAM Australia.